EQUITABLE AMERICA VARIABLE ACCOUNT K

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America

and the Contractowners of Equitable America Variable Account K

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account K indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account K as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/EQUITY 500 INDEX(1)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/FRANKLIN RISING DIVIDENDS(1)
1290 VT EQUITY INCOME(1)	EQ/FRANKLIN STRATEGIC INCOME(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/GOLDMAN SACHS MID CAP VALUE(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(1)	EQ/GROWTH STRATEGY(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(2)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT NATURAL RESOURCES(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 VT REAL ESTATE(2)	EQ/INTERNATIONAL EQUITY INDEX(1)
1290 VT SMALL CAP VALUE(1)	EQ/INTERNATIONAL MANAGED VOLATILITY(1)
1290 VT SMARTBETA EQUITY(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INVESCO COMSTOCK(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM(2)	EQ/INVESCO GLOBAL(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/INVESCO GLOBAL REAL ASSETS(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/INVESCO INTERNATIONALGROWTH(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(2)	EQ/JANUS ENTERPRISE(1)
BNY MELLON STOCK INDEX FUND, INC.(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(2)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
DELAWARE IVY VIP HIGH INCOME(1)	EQ/LARGE CAP GROWTH INDEX(1)
DELAWARE IVY VIP SMALL CAP GROWTH(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LOOMIS SAYLES GROWTH(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/MFS INTERNATIONAL GROWTH(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQ/MFS INTERNATIONAL INTRINSICVALUE(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
EQ/BALANCED STRATEGY(1)	EQ/MFS TECHNOLOGY(3)
EQ/CAPITAL GROUP RESEARCH(1)	EQ/MFS UTILITIES SERIES(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH(1)	EQ/MID CAP INDEX(1)
EQ/COMMON STOCK INDEX(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MONEY MARKET(1)
EQ/CORE BOND INDEX(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
EQ/CORE PLUS BOND(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	EQ/PIMCO REAL RETURN(1)

FSA-2

EQ/PIMCO TOTAL RETURN(1)	JANUS HENDERSON FORTY PORTFOLIO(1)
EQ/PIMCO ULTRA SHORT BOND(1)	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO(1)
EQ/QUALITY BOND PLUS(1)	JANUS HENDERSON MID CAP VALUE PORTFOLIO(1)
EQ/SMALL COMPANY INDEX(1)	JANUS HENDERSON OVERSEAS PORTFOLIO(1)
EQ/T. ROWE PRICE GROWTH STOCK(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/T. ROWE PRICE HEALTH SCIENCES(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/VALUE EQUITY(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/WELLINGTON ENERGY(1)	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO(1)
FIDELITY® VIP ASSET MANAGER PORTFOLIO(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(2)	MULTIMANAGER CORE BOND(1)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)	MULTIMANAGER TECHNOLOGY(1)
FIDELITY® VIP MID CAP PORTFOLIO(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
FIDELITY® VIP VALUE PORTFOLIO(2)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
FRANKLIN INCOME VIP FUND(1)	TARGET 2025 ALLOCATION(1)
FRANKLIN MUTUAL SHARES VIP FUND(1)	TARGET 2035 ALLOCATION(1)
FRANKLIN SMALL CAP VALUE VIP FUND(1)	TARGET 2045 ALLOCATION(1)
INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)	TARGET 2055 ALLOCATION(1)
INVESCO V.I. GLOBAL CORE EQUITY FUND(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
INVESCO V.I. HEALTH CARE FUND(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
INVESCO V.I. MAIN STREET MID CAP FUND(1)	TEMPLETON GROWTH VIP FUND(1)
INVESCO V.I. SMALL CAP EQUITY FUND(1)	VANECK VIP EMERGING MARKETS BOND FUND(1)
INVESCO V.I. TECHNOLOGY FUND(1)	VANECK VIP EMERGING MARKETS FUND(1)
JANUS HENDERSON BALANCED PORTFOLIO(2)	VANECK VIP GLOBAL RESOURCES FUND(1)
JANUS HENDERSON ENTERPRISE PORTFOLIO(1)

(1)   Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020.

(2)   Statement of operations and statement of changes in net assets for the period June 4, 2021 (commencement of operations) through December 31, 2021.

(3)   Statement of operations for the year ended December 31, 2021, and statement of changes in net assets for the year ended December 31, 2021 and the period June 5, 2020 (commencement of operations) through December 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account K based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account K in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 15, 2022

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account K since 2014.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$1,945,546	$9,939,285	$1,795,770	$8,097,632	$3,211,715	$61,659,621
Receivable for shares of the Portfolios sold	—	—	—	—	483	—
Receivable for policy-related transactions	6,905	424	82	1,489	—	14,426

Total assets	1,952,451	9,939,709	1,795,852	8,099,121	3,212,198	61,674,047

Liabilities:
Payable for shares of the Portfolios purchased	6,732	—	—	1,416	—	14,426
Payable for policy-related transactions	—	—	—	—	483	—

Total liabilities	6,732	—	—	1,416	483	14,426

Net Assets	$1,945,719	$9,939,709	$1,795,852	$8,097,705	$3,211,715	$61,659,621

Net Assets:
Accumulation unit values	$1,945,719	$9,939,709	$1,795,852	$8,097,705	$3,211,504	$61,571,601
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	211	88,020

Total Net Assets	$1,945,719	$9,939,709	$1,795,852	$8,097,705	$3,211,715	$61,659,621

Investments in shares of the Portfolios, at cost	$2,381,029	$9,091,702	$1,828,140	$7,350,189	$3,138,081	$48,034,823

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$116,200	$36,908	$756,966	$58,326	$2,630,387	$2,113,483
Receivable for policy-related transactions	770	5	1,129	63	2,163	3,596

Total assets	116,970	36,913	758,095	58,389	2,632,550	2,117,079

Liabilities:
Payable for shares of the Portfolios purchased	698	—	1,011	43	2,105	3,389

Total liabilities	698	—	1,011	43	2,105	3,389

Net Assets	$116,272	$36,913	$757,084	$58,346	$2,630,445	$2,113,690

Net Assets:
Accumulation unit values	$116,272	$36,913	$757,084	$58,346	$2,630,445	$2,113,690

Total Net Assets	$116,272	$36,913	$757,084	$58,346	$2,630,445	$2,113,690

Investments in shares of the Portfolios, at cost	$114,161	$39,047	$727,283	$79,341	$2,274,898	$1,801,717

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BNY MELLON STOCK INDEX FUND, INC.
Assets:
Investments in shares of the Portfolios, at fair value	$2,101,163	$254,589	$6,631,089	$7,579,827	$205,076	$33,402,278
Receivable for shares of the Portfolios sold	485	—	—	—	—	—
Receivable for policy-related transactions	—	961	1,446	4,693	45,704	—

Total assets	2,101,648	255,550	6,632,535	7,584,520	250,780	33,402,278

Liabilities:
Payable for shares of the Portfolios purchased	—	901	1,323	4,296	45,648	—
Payable for policy-related transactions	377	—	—	—	—	—

Total liabilities	377	901	1,323	4,296	45,648	—

Net Assets	$2,101,271	$254,649	$6,631,212	$7,580,224	$205,132	$33,402,278

Net Assets:
Accumulation unit values	$2,101,271	$254,649	$6,631,212	$7,580,224	$205,132	$33,218,002
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	—	184,276

Total Net Assets	$2,101,271	$254,649	$6,631,212	$7,580,224	$205,132	$33,402,278

Investments in shares of the Portfolios, at cost	$1,740,076	$252,452	$5,526,039	$6,561,343	$228,179	$23,137,733

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	DELAWARE IVY VIP SMALL CAP GROWTH	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$26,780	$15,933,557	$5,360,243	$1,629,851	$7,160,897	$2,533,130
Receivable for policy-related transactions	50	12,733	3,664	—	—	2,025

Total assets	26,830	15,946,290	5,363,907	1,629,851	7,160,897	2,535,155

Liabilities:
Payable for shares of the Portfolios purchased	35	12,408	3,547	—	—	2,022

Total liabilities	35	12,408	3,547	—	—	2,022

Net Assets	$26,795	$15,933,882	$5,360,360	$1,629,851	$7,160,897	$2,533,133

Net Assets:
Accumulation unit values	$26,795	$15,933,882	$5,360,360	$1,629,851	$7,160,897	$2,533,133

Total Net Assets	$26,795	$15,933,882	$5,360,360	$1,629,851	$7,160,897	$2,533,133

Investments in shares of the Portfolios, at cost	$27,913	$15,905,573	$4,920,833	$1,435,541	$5,589,469	$2,413,297

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Assets:
Investments in shares of the Portfolios, at fair value	$18,652,508	$46,560,303	$16,141,871	$22,886,182	$47,264,711	$8,687,556
Receivable for policy-related transactions	3,789	12,248	2,431	3,779	148	14

Total assets	18,656,297	46,572,551	16,144,302	22,889,961	47,264,859	8,687,570

Liabilities:
Payable for shares of the Portfolios purchased	2,578	11,790	2,285	3,779	49	—

Total liabilities	2,578	11,790	2,285	3,779	49	—

Net Assets	$18,653,719	$46,560,761	$16,142,017	$22,886,182	$47,264,810	$8,687,570

Net Assets:
Accumulation unit values	$18,653,719	$46,560,761	$16,142,017	$22,886,109	$47,264,810	$8,631,603
Retained by Equitable America in Equitable America Variable Account K	—	—	—	73	—	55,967

Total Net Assets	$18,653,719	$46,560,761	$16,142,017	$22,886,182	$47,264,810	$8,687,570

Investments in shares of the Portfolios, at cost	$18,758,017	$42,060,140	$16,050,108	$20,148,185	$40,300,585	$6,766,274

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$15,507,428	$108,742,410	$4,916,379	$11,753,317	$3,062,493	$9,052,609
Receivable for shares of the Portfolios sold	789	—	6,087	—	—	—
Receivable for policy-related transactions	—	161,533	—	—	—	479

Total assets	15,508,217	108,903,943	4,922,466	11,753,317	3,062,493	9,053,088

Liabilities:
Payable for shares of the Portfolios purchased	—	156,535	—	—	—	240
Payable for policy-related transactions	686	—	5,343	—	—	—

Total liabilities	686	156,535	5,343	—	—	240

Net Assets	$15,507,531	$108,747,408	$4,917,123	$11,753,317	$3,062,493	$9,052,848

Net Assets:
Accumulation unit values	$15,507,531	$108,747,408	$4,917,112	$11,753,317	$3,062,487	$9,052,848
Retained by Equitable America in Equitable America Variable Account K	—	—	11	—	6	—

Total Net Assets	$15,507,531	$108,747,408	$4,917,123	$11,753,317	$3,062,493	$9,052,848

Investments in shares of the Portfolios, at cost	$11,157,116	$81,940,538	$4,909,787	$10,660,309	$2,931,355	$9,074,873

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$18,669,518	$7,925,732	$636,226	$165,003,633	$18,772,600	$19,704,010
Receivable for policy-related transactions	12,873	1,378	14,369	232,712	597	34,177

Total assets	18,682,391	7,927,110	650,595	165,236,345	18,773,197	19,738,187

Liabilities:
Payable for shares of the Portfolios purchased	12,874	1,378	14,200	228,281	596	34,177

Total liabilities	12,874	1,378	14,200	228,281	596	34,177

Net Assets	$18,669,517	$7,925,732	$636,395	$165,008,064	$18,772,601	$19,704,010

Net Assets:
Accumulation unit values	$18,569,577	$7,925,341	$636,395	$165,008,064	$18,764,202	$19,703,648
Retained by Equitable America in Equitable America Variable Account K	99,940	391	—	—	8,399	362

Total Net Assets	$18,669,517	$7,925,732	$636,395	$165,008,064	$18,772,601	$19,704,010

Investments in shares of the Portfolios, at cost	$18,852,038	$8,096,799	$655,129	$112,577,841	$13,280,180	$13,063,210

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$11,934,146	$11,855,617	$5,175,749	$79,363,353	$5,802,052	$6,205,385
Receivable for policy-related transactions	4,192	426	19,001	815	—	1,938

Total assets	11,938,338	11,856,043	5,194,750	79,364,168	5,802,052	6,207,323

Liabilities:
Payable for shares of the Portfolios purchased	4,059	426	18,647	787	—	1,701

Total liabilities	4,059	426	18,647	787	—	1,701

Net Assets	$11,934,279	$11,855,617	$5,176,103	$79,363,381	$5,802,052	$6,205,622

Net Assets:
Accumulation unit values	$11,934,279	$11,855,270	$5,176,103	$79,363,381	$5,662,703	$6,205,622
Retained by Equitable America in Equitable America Variable Account K	—	347	—	—	139,349	—

Total Net Assets	$11,934,279	$11,855,617	$5,176,103	$79,363,381	$5,802,052	$6,205,622

Investments in shares of the Portfolios, at cost	$12,128,117	$10,015,143	$4,165,599	$63,644,260	$5,882,886	$5,458,908

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Assets:
Investments in shares of the Portfolios, at fair value	$24,492,529	$1,927,695	$6,341,307	$6,389,403	$844,726	$9,887,772
Receivable for policy-related transactions	56,849	—	3,950	6,282	2,824	17,015

Total assets	24,549,378	1,927,695	6,345,257	6,395,685	847,550	9,904,787

Liabilities:
Payable for shares of the Portfolios purchased	55,523	—	3,950	6,169	2,559	16,837

Total liabilities	55,523	—	3,950	6,169	2,559	16,837

Net Assets	$24,493,855	$1,927,695	$6,341,307	$6,389,516	$844,991	$9,887,950

Net Assets:
Accumulation unit values	$24,493,855	$1,927,695	$6,341,187	$6,389,516	$844,991	$9,887,950
Retained by Equitable America in Equitable America Variable Account K	—	—	120	—	—	—

Total Net Assets	$24,493,855	$1,927,695	$6,341,307	$6,389,516	$844,991	$9,887,950

Investments in shares of the Portfolios, at cost	$21,320,863	$1,717,239	$5,647,091	$4,835,499	$777,151	$9,161,065

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$8,166,887	$19,025,371	$19,172,582	$5,187,541	$26,120,247	$18,460,375
Receivable for shares of the Portfolios sold	—	—	—	2,008	—	4,314
Receivable for policy-related transactions	2,995	18,529	14,344	—	6,401	—

Total assets	8,169,882	19,043,900	19,186,926	5,189,549	26,126,648	18,464,689

Liabilities:
Payable for shares of the Portfolios purchased	2,996	18,207	13,793	—	5,075	—
Payable for policy-related transactions	—	—	—	1,872	—	4,314

Total liabilities	2,996	18,207	13,793	1,872	5,075	4,314

Net Assets	$8,166,886	$19,025,693	$19,173,133	$5,187,677	$26,121,573	$18,460,375

Net Assets:
Accumulation unit values	$8,166,848	$19,025,693	$19,173,133	$5,187,677	$26,121,573	$18,460,347
Retained by Equitable America in Equitable America Variable Account K	38	—	—	—	—	28

Total Net Assets	$8,166,886	$19,025,693	$19,173,133	$5,187,677	$26,121,573	$18,460,375

Investments in shares of the Portfolios, at cost	$6,742,383	$15,902,670	$18,561,843	$4,122,273	$19,064,860	$15,215,433

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$12,565,864	$11,080,582	$14,653,590	$18,552,734	$23,471,687	$36,787,946
Receivable for policy-related transactions	3,033	—	13,409	102	16,677	11,276

Total assets	12,568,897	11,080,582	14,666,999	18,552,836	23,488,364	36,799,222

Liabilities:
Payable for shares of the Portfolios purchased	2,456	2,769	13,409	108	15,955	10,554
Payable for policy-related transactions	—	27,552	—	—	—	—

Total liabilities	2,456	30,321	13,409	108	15,955	10,554

Net Assets	$12,566,441	$11,050,261	$14,653,590	$18,552,728	$23,472,409	$36,788,668

Net Assets:
Accumulation unit values	$12,566,441	$11,020,726	$14,652,986	$18,531,259	$23,472,409	$36,788,668
Retained by Equitable America in Equitable America Variable Account K	—	29,535	604	21,469	—	—

Total Net Assets	$12,566,441	$11,050,261	$14,653,590	$18,552,728	$23,472,409	$36,788,668

Investments in shares of the Portfolios, at cost	$10,704,719	$8,472,689	$14,034,732	$15,274,881	$22,639,700	$27,642,698

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$20,592,955	$18,807,661	$138,431	$22,830,089	$8,294,502	$55,991,226
Receivable for policy-related transactions	12,367	16,080	42	39,219	7,245	2,978

Total assets	20,605,322	18,823,741	138,473	22,869,308	8,301,747	55,994,204

Liabilities:
Payable for shares of the Portfolios purchased	11,650	16,080	—	38,385	7,246	1,677

Total liabilities	11,650	16,080	—	38,385	7,246	1,677

Net Assets	$20,593,672	$18,807,661	$138,473	$22,830,923	$8,294,501	$55,992,527

Net Assets:
Accumulation unit values	$20,593,672	$18,807,555	$138,473	$22,830,923	$8,280,702	$55,992,527
Retained by Equitable America in Equitable America Variable Account K	—	106	—	—	13,799	—

Total Net Assets	$20,593,672	$18,807,661	$138,473	$22,830,923	$8,294,501	$55,992,527

Investments in shares of the Portfolios, at cost	$14,999,876	$14,680,732	$123,574	$19,014,656	$6,671,889	$54,485,111

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$142,861,578	$132,831,277	$20,919,820	$9,129,860	$470,226	$9,540,538
Receivable for policy-related transactions	25,261	13,182	—	25,678	580	18,495

Total assets	142,886,839	132,844,459	20,919,820	9,155,538	470,806	9,559,033

Liabilities:
Payable for shares of the Portfolios purchased	25,262	9,675	35,044	25,677	438	18,495
Payable for policy-related transactions	—	—	439,582	—	—	—

Total liabilities	25,262	9,675	474,626	25,677	438	18,495

Net Assets	$142,861,577	$132,834,784	$20,445,194	$9,129,861	$470,368	$9,540,538

Net Assets:
Accumulation unit values	$142,848,183	$132,834,784	$20,445,194	$9,033,820	$470,368	$9,536,426
Retained by Equitable America in Equitable America Variable Account K	13,394	—	—	96,041	—	4,112

Total Net Assets	$142,861,577	$132,834,784	$20,445,194	$9,129,861	$470,368	$9,540,538

Investments in shares of the Portfolios, at cost	$119,842,042	$125,483,744	$20,923,609	$12,712,382	$515,939	$9,278,920

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*
Assets:
Investments in shares of the Portfolios, at fair value	$21,432,292	$13,618,381	$3,599,731	$21,409,034	$44,321,522	$2,541,673
Receivable for policy-related transactions	19,863	2,171	2,441	35,670	62,911	6,236

Total assets	21,452,155	13,620,552	3,602,172	21,444,704	44,384,433	2,547,909

Liabilities:
Payable for shares of the Portfolios purchased	19,043	2,069	2,441	35,672	62,911	5,891

Total liabilities	19,043	2,069	2,441	35,672	62,911	5,891

Net Assets	$21,433,112	$13,618,483	$3,599,731	$21,409,032	$44,321,522	$2,542,018

Net Assets:
Accumulation unit values	$21,433,112	$13,618,483	$3,598,611	$21,408,988	$44,306,416	$2,542,018
Retained by Equitable America in Equitable America Variable Account K	—	—	1,120	44	15,106	—

Total Net Assets	$21,433,112	$13,618,483	$3,599,731	$21,409,032	$44,321,522	$2,542,018

Investments in shares of the Portfolios, at cost	$21,584,999	$13,733,265	$3,652,402	$19,546,400	$33,711,314	$2,480,097

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER PORTFOLIO	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$24,192,262	$3,508,460	$13,658	$243,804	$5,647,363	$11,492,255
Receivable for policy-related transactions	6,791	19,744	—	56	23,553	12,151

Total assets	24,199,053	3,528,204	13,658	243,860	5,670,916	11,504,406

Liabilities:
Payable for shares of the Portfolios purchased	6,718	19,744	—	3	23,287	11,936

Total liabilities	6,718	19,744	—	3	23,287	11,936

Net Assets	$24,192,335	$3,508,460	$13,658	$243,857	$5,647,629	$11,492,470

Net Assets:
Accumulation unit values	$24,192,335	$3,508,310	$13,651	$243,857	$5,647,629	$11,492,470
Retained by Equitable America in Equitable America Variable Account K	—	150	7	—	—	—

Total Net Assets	$24,192,335	$3,508,460	$13,658	$243,857	$5,647,629	$11,492,470

Investments in shares of the Portfolios, at cost	$23,002,262	$4,005,904	$10,678	$250,064	$4,755,644	$10,021,458

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	FIDELITY® VIP VALUE PORTFOLIO	FRANKLIN INCOME VIP FUND	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$68,476	$387,084	$1,171,631	$3,682,767	$44,591	$1,440
Receivable for policy-related transactions	18	—	59	1,595	17	—

Total assets	68,494	387,084	1,171,690	3,684,362	44,608	1,440

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	1,369	—	—

Total liabilities	—	—	—	1,369	—	—

Net Assets	$68,494	$387,084	$1,171,690	$3,682,993	$44,608	$1,440

Net Assets:
Accumulation unit values	$68,494	$386,819	$1,171,690	$3,682,993	$44,608	$1,370
Retained by Equitable America in Equitable America Variable Account K	—	265	—	—	—	70

Total Net Assets	$68,494	$387,084	$1,171,690	$3,682,993	$44,608	$1,440

Investments in shares of the Portfolios, at cost	$74,230	$352,344	$1,106,639	$3,139,347	$40,684	$1,128

The accompanying notes are an integral part of these financial statements.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON ENTERPRISE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$72,426	$1,499,414	$2,163,641	$72,756	$323,241	$3,852,346
Receivable for shares of the Portfolios sold	—	—	4,048	—	—	—
Receivable for policy-related transactions	31	267	—	—	1,254	—

Total assets	72,457	1,499,681	2,167,689	72,756	324,495	3,852,346

Liabilities:
Payable for shares of the Portfolios purchased	—	203	—	—	1,186	—
Payable for policy-related transactions	—	—	4,048	—	—	—

Total liabilities	—	203	4,048	—	1,186	—

Net Assets	$72,457	$1,499,478	$2,163,641	$72,756	$323,309	$3,852,346

Net Assets:
Accumulation unit values	$72,457	$1,499,478	$2,163,568	$71,920	$323,309	$3,851,524
Retained by Equitable America in Equitable America Variable Account K	—	—	73	836	—	822

Total Net Assets	$72,457	$1,499,478	$2,163,641	$72,756	$323,309	$3,852,346

Investments in shares of the Portfolios, at cost	$57,090	$1,375,208	$1,765,677	$49,993	$316,354	$3,003,264

The accompanying notes are an integral part of these financial statements.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	JANUS HENDERSON FORTY PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND- BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$3,181,973	$35,455	$3,509,584	$277,007	$996,359	$1,098,360
Receivable for policy-related transactions	85	—	—	—	911	—

Total assets	3,182,058	35,455	3,509,584	277,007	997,270	1,098,360

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	787	—

Total liabilities	—	—	—	—	787	—

Net Assets	$3,182,058	$35,455	$3,509,584	$277,007	$996,483	$1,098,360

Net Assets:
Accumulation unit values	$3,182,058	$17,466	$3,508,173	$276,999	$996,483	$1,098,285
Retained by Equitable America in Equitable America Variable Account K	—	17,989	1,411	8	—	75

Total Net Assets	$3,182,058	$35,455	$3,509,584	$277,007	$996,483	$1,098,360

Investments in shares of the Portfolios, at cost	$2,001,349	$24,180	$3,049,925	$205,424	$1,028,431	$775,418

The accompanying notes are an integral part of these financial statements.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$4,211,002	$117,785	$11,807,418	$15,256,432	$35,074,070	$3,889,647
Receivable for shares of the Portfolios sold	57	—	—	—	—	—
Receivable for policy-related transactions	—	—	2,974	861	8,781	2,022

Total assets	4,211,059	117,785	11,810,392	15,257,293	35,082,851	3,891,669

Liabilities:
Payable for shares of the Portfolios purchased	—	—	1,853	862	7,224	2,022
Payable for policy-related transactions	57	—	—	—	—	—

Total liabilities	57	—	1,853	862	7,224	2,022

Net Assets	$4,211,002	$117,785	$11,808,539	$15,256,431	$35,075,627	$3,889,647

Net Assets:
Accumulation unit values	$4,210,963	$117,755	$11,808,539	$15,253,739	$35,075,627	$3,888,445
Retained by Equitable America in Equitable America Variable Account K	39	30	—	2,692	—	1,202

Total Net Assets	$4,211,002	$117,785	$11,808,539	$15,256,431	$35,075,627	$3,889,647

Investments in shares of the Portfolios, at cost	$3,560,422	$132,719	$9,919,852	$15,454,705	$28,899,159	$3,361,928

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$5,607,709	$1,096,330	$2,387,165	$2,244,744	$3,946,092	$4,416,165
Receivable for policy-related transactions	3,104	—	—	—	—	944

Total assets	5,610,813	1,096,330	2,387,165	2,244,744	3,946,092	4,417,109

Liabilities:
Payable for shares of the Portfolios purchased	2,854	—	—	—	—	827

Total liabilities	2,854	—	—	—	—	827

Net Assets	$5,607,959	$1,096,330	$2,387,165	$2,244,744	$3,946,092	$4,416,282

Net Assets:
Accumulation unit values	$5,607,959	$1,096,330	$2,387,165	$2,244,744	$3,946,072	$4,416,282
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	20	—

Total Net Assets	$5,607,959	$1,096,330	$2,387,165	$2,244,744	$3,946,092	$4,416,282

Investments in shares of the Portfolios, at cost	$5,063,285	$1,073,997	$2,021,591	$1,822,071	$2,996,655	$4,016,380

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$11,508,958	$1,133,613	$42,678	$19,568	$4,977,856
Receivable for policy-related transactions	20,820	1,037	—	—	11,936

Total assets	11,529,778	1,134,650	42,678	19,568	4,989,792

Liabilities:
Payable for shares of the Portfolios purchased	20,539	1,037	—	—	11,906

Total liabilities	20,539	1,037	—	—	11,906

Net Assets	$11,509,239	$1,133,613	$42,678	$19,568	$4,977,886

Net Assets:
Accumulation unit values	$11,509,239	$1,133,577	$42,678	$19,300	$4,977,886
Retained by Equitable America in Equitable America Variable Account K	—	36	—	268	—

Total Net Assets	$11,509,239	$1,133,613	$42,678	$19,568	$4,977,886

Investments in shares of the Portfolios, at cost	$13,410,182	$1,103,592	$41,789	$16,355	$3,636,605

The accompanying notes are an integral part of these financial statements.

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account:

	Share Class**	Portfolio Shares Held

1290 VT CONVERTIBLE SECURITIES	IB	185,331

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	762,029

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	178,582

1290 VT EQUITY INCOME	IA	788,342
1290 VT EQUITY INCOME	IB	768,562

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	251,224

1290 VT GAMCO SMALL COMPANY VALUE	IB	835,983

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	8,399

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	3,700

1290 VT NATURAL RESOURCES	IB	96,969

1290 VT REAL ESTATE	IB	8,051

1290 VT SMALL CAP VALUE	IB	217,221

1290 VT SMARTBETA EQUITY	IB	116,420

1290 VT SOCIALLY RESPONSIBLE	IA	478
1290 VT SOCIALLY RESPONSIBLE	IB	101,503

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	CLASS 4	8,914

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	201,186

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	242,632

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	14,261

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	429,280

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	922

DELAWARE IVY VIP HIGH INCOME	CLASS II	4,696,562

DELAWARE IVY VIP SMALL CAP GROWTH	CLASS II	490,079

EQ/400 MANAGED VOLATILITY	IB	65,338

EQ/500 MANAGED VOLATILITY	IB	214,998

EQ/2000 MANAGED VOLATILITY	IB	113,386

EQ/AB SMALL CAP GROWTH	IA	331
EQ/AB SMALL CAP GROWTH	IB	1,031,702

EQ/AGGRESSIVE ALLOCATION	B	3,720,723

EQ/ALL ASSET GROWTH ALLOCATION	IB	780,300

EQ/AMERICAN CENTURY MID CAP VALUE	IB	915,454

EQ/BALANCED STRATEGY	IB	2,678,324

EQ/CAPITAL GROUP RESEARCH	IA	2,368
EQ/CAPITAL GROUP RESEARCH	IB	240,322

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	870,035

EQ/COMMON STOCK INDEX	IA	39,726
EQ/COMMON STOCK INDEX	IB	2,237,189

EQ/CONSERVATIVE ALLOCATION	A	17,330

The accompanying notes are an integral part of these financial statements.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held
EQ/CONSERVATIVE ALLOCATION	B	502,894

EQ/CONSERVATIVE GROWTH STRATEGY	IB	747,458

EQ/CONSERVATIVE STRATEGY	IB	240,779

EQ/CONSERVATIVE-PLUS ALLOCATION	A	35,535
EQ/CONSERVATIVE-PLUS ALLOCATION	B	880,724

EQ/CORE BOND INDEX	IA	553,863
EQ/CORE BOND INDEX	IB	1,301,973

EQ/CORE PLUS BOND	B	1,967,526

EQ/EMERGING MARKETS EQUITY PLUS	IB	59,593

EQ/EQUITY 500 INDEX	IB	2,313,701

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	295,338
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	K	50,073

EQ/FRANKLIN RISING DIVIDENDS	IB	424,440

EQ/FRANKLIN STRATEGIC INCOME	IB	1,148,190

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	651,373

EQ/GOLDMAN SACHS MID CAP VALUE	IB	213,588

EQ/GROWTH STRATEGY	IB	3,608,247

EQ/INTERMEDIATE GOVERNMENT BOND	IA	395,576
EQ/INTERMEDIATE GOVERNMENT BOND	IB	169,396

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	538,462

EQ/INTERNATIONAL EQUITY INDEX	IA	582,634
EQ/INTERNATIONAL EQUITY INDEX	IB	1,720,097

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	131,098

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	42,820
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	413,408

EQ/INVESCO COMSTOCK	IB	291,809

EQ/INVESCO GLOBAL	IB	27,761

EQ/INVESCO GLOBAL REAL ASSETS	IB	594,888

EQ/INVESCO INTERNATIONAL GROWTH	IB	178,565

EQ/JANUS ENTERPRISE	IA	33,783
EQ/JANUS ENTERPRISE	IB	772,361

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	67
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	959,185

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	406,056

EQ/LARGE CAP GROWTH INDEX	IB	1,080,705

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	14,342
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	469,591

EQ/LARGE CAP VALUE INDEX	IB	1,184,996

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	4,832
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	552,142

EQ/LAZARD EMERGING MARKETS EQUITY	IB	709,019

EQ/LOOMIS SAYLES GROWTH	IB	1,577,624

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held

EQ/MFS INTERNATIONAL GROWTH	IB	2,823,261

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	946,657

EQ/MFS MID CAP FOCUSED GROWTH	IB	1,025,857

EQ/MFS TECHNOLOGY	IB	563,708

EQ/MFS UTILITIES SERIES	IB	1,907
EQ/MFS UTILITIES SERIES	K	1,602

EQ/MID CAP INDEX	IB	1,323,461

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	27,542
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	425,363

EQ/MODERATE ALLOCATION	A	671
EQ/MODERATE ALLOCATION	B	3,904,496

EQ/MODERATE GROWTH STRATEGY	IB	7,384,120

EQ/MODERATE-PLUS ALLOCATION	A	17,835
EQ/MODERATE-PLUS ALLOCATION	B	11,426,209

EQ/MONEY MARKET	IA	1,041,549
EQ/MONEY MARKET	IB	19,873,012

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	940,594

EQ/PIMCO GLOBAL REAL RETURN	IB	48,357

EQ/PIMCO REAL RETURN	IB	739,760

EQ/PIMCO TOTAL RETURN	IB	1,958,229

EQ/PIMCO ULTRA SHORT BOND	IA	781,724
EQ/PIMCO ULTRA SHORT BOND	IB	607,703

EQ/QUALITY BOND PLUS	IA	1,857
EQ/QUALITY BOND PLUS	IB	421,002

EQ/SMALL COMPANY INDEX	IA	165,203
EQ/SMALL COMPANY INDEX	IB	1,492,386

EQ/T. ROWE PRICE GROWTH STOCK	IB	593,243

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	36,796

EQ/VALUE EQUITY	IB	1,065,241

EQ/WELLINGTON ENERGY	IB	1,141,445

FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	745

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	10,167

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	26,271
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	195,064

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	291,756

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	3,819

FRANKLIN INCOME VIP FUND	CLASS 2	23,096

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	61,022

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	209,964

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	561
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	942

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	129

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Share Class**	Portfolio Shares Held

INVESCO V.I. HEALTH CARE FUND	SERIES I	2,139

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	119,475

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	99,478

INVESCO V.I. TECHNOLOGY FUND	SERIES I	1,911

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	6,083

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	38,328

JANUS HENDERSON FORTY PORTFOLIO	INSTITUTIONAL SHARES	51,530

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	497

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	191,154

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	6,456

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	81,005

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	24,980

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	155,560

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	16,359

MULTIMANAGER AGGRESSIVE EQUITY	IB	143,987

MULTIMANAGER CORE BOND	IA	944,764
MULTIMANAGER CORE BOND	IB	595,728

MULTIMANAGER TECHNOLOGY	IB	864,045

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	496,128

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	187,486

TARGET 2025 ALLOCATION	B	87,729

TARGET 2035 ALLOCATION	B	160,225

TARGET 2045 ALLOCATION	B	143,483

TARGET 2055 ALLOCATION	B	241,803

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	413,886

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	876,539

TEMPLETON GROWTH VIP FUND	CLASS 2	97,810

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	5,308

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	1,359

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	147,605
VANECK VIP GLOBAL RESOURCES FUND	INITIAL CLASS	45,675

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$155.23	4,045
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$212.19	6,211

1290 VT DOUBLELINE DYNAMIC ALLOCATION+	0.00%	IB	$133.86	2,859
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$173.75	54,996

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$107.06	6,277
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$113.58	9,895

1290 VT EQUITY INCOME	0.00%	IA	$48.52	84,166
1290 VT EQUITY INCOME+	0.00%	IB	$135.65	1,021
1290 VT EQUITY INCOME	0.00%	IB	$342.13	11,328

1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$113.84	2,131
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$217.29	13,663

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$137.98	15,526
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$150.69	29,724
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$628.70	87,403

1290 VT LOW VOLATILITY GLOBAL EQUITY+	0.00%	IB	$121.85	954

1290 VT MULTI-ALTERNATIVE STRATEGIES	0.00%	IB	$97.64	378

1290 VT NATURAL RESOURCES+	0.00%	IB	$112.84	6,709

1290 VT REAL ESTATE	0.00%	IB	$108.01	540

1290 VT SMALL CAP VALUE+	0.00%	IB	$149.83	2,779
1290 VT SMALL CAP VALUE	0.00%	IB	$188.92	11,719

1290 VT SMARTBETA EQUITY+	0.00%	IB	$150.25	4,821
1290 VT SMARTBETA EQUITY	0.00%	IB	$205.29	6,767

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$37.65	267
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$177.11	4,341
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$418.17	3,162

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	0.00%	CLASS 4	$105.21	2,420

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM+	0.00%	CLASS 4	$156.05	7,645
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$236.55	22,990

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$146.54	12,585
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$183.33	31,288

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$100.15	2,048

BNY MELLON STOCK INDEX FUND, INC.	0.00%	INITIAL SHARES	$75.61	439,313

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$111.27	241

DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$116.42	19,621
DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$149.63	91,222

DELAWARE IVY VIP SMALL CAP GROWTH+	0.00%	CLASS II	$149.97	4,131
DELAWARE IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$339.83	13,951

The accompanying notes are an integral part of these financial statements.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/400 MANAGED VOLATILITY	0.00%	IB	$336.44	4,844

EQ/500 MANAGED VOLATILITY	0.00%	IB	$415.44	17,237

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$302.90	8,363

EQ/AB SMALL CAP GROWTH	0.00%	IA	$60.63	113
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$166.51	15,959
EQ/AB SMALL CAP GROWTH	0.00%	IB	$820.23	19,493
EQ/AGGRESSIVE ALLOCATION+	0.00%	B	$149.73	29,966
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$396.36	106,150

EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$29.63	559
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$134.92	8,285
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$228.24	65,753

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$140.00	17,105
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$349.17	58,685

EQ/BALANCED STRATEGY	0.00%	IB	$219.75	215,045

EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$45.58	1,857
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$646.08	13,229

EQ/CLEARBRIDGE LARGE CAP GROWTH+	0.00%	IB	$179.70	5,926
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$566.44	25,497

EQ/COMMON STOCK INDEX	0.00%	IA	$64.54	29,606
EQ/COMMON STOCK INDEX+	0.00%	IB	$169.92	116,324
EQ/COMMON STOCK INDEX	0.00%	IB	$412.42	211,121

EQ/CONSERVATIVE ALLOCATION	0.00%	A	$16.10	10,166
EQ/CONSERVATIVE ALLOCATION+	0.00%	B	$114.85	3,753
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$191.39	22,581

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$195.77	60,036

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$154.11	19,872

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$18.43	19,031
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	B	$124.85	6,858
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$236.33	33,199

EQ/CORE BOND INDEX	0.00%	IA	$17.65	309,632
EQ/CORE BOND INDEX+	0.00%	IB	$106.75	33,263
EQ/CORE BOND INDEX	0.00%	IB	$157.84	60,532

EQ/CORE PLUS BOND	0.00%	B	$174.25	45,483

EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$127.41	4,995

EQ/EQUITY 500 INDEX+	0.00%	IB	$171.47	205,176
EQ/EQUITY 500 INDEX	0.00%	IB	$463.70	279,980

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$439.35	36,332
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	K	$69.48	40,328

EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$162.66	19,185
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$444.30	37,324

EQ/FRANKLIN STRATEGIC INCOME+	0.00%	IB	$109.60	9,328
EQ/FRANKLIN STRATEGIC INCOME	0.00%	IB	$157.25	69,392

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$513.65	23,081

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$159.00	8,059
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$337.85	11,528

EQ/GROWTH STRATEGY	0.00%	IB	$275.62	287,948

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$19.57	207,941
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$99.24	330
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$133.21	8,553
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$181.50	2,317

EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$132.00	2,048
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$224.33	26,457

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$18.94	331,546
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$127.55	33,410
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$191.60	72,827

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$172.95	11,146

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$24.31	24,481
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$128.50	4,277
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$230.00	22,594

EQ/INVESCO COMSTOCK+	0.00%	IB	$148.92	1,891
EQ/INVESCO COMSTOCK	0.00%	IB	$355.48	17,183

EQ/INVESCO GLOBAL+	0.00%	IB	$166.45	5,077

EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$113.40	5,688
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$214.31	43,129

EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$218.91	37,307

EQ/JANUS ENTERPRISE	0.00%	IA	$66.59	12,204
EQ/JANUS ENTERPRISE+	0.00%	IB	$154.01	8,132
EQ/JANUS ENTERPRISE	0.00%	IB	$543.01	31,235

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$29.07	46
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$156.13	19,789
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$571.15	28,158

EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$167.64	3,280
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$412.78	11,236

EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$200.83	23,463
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$518.00	41,332

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$59.98	9,547
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$187.27	4,235
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$944.45	18,100

EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$142.51	15,156
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$199.80	52,085

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$43.90	2,196
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$354.70	30,798

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$134.14	109,238

EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$49.66	4,214
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$169.22	9,944
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$671.39	24,783

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$34.65	161,119
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$141.39	20,975
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$361.65	41,265

The accompanying notes are an integral part of these financial statements.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$145.90	26,597
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$330.40	99,600

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$172.83	17,935
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$488.09	35,841

EQ/MFS TECHNOLOGY	0.00%	IB	$110.63	4,692
EQ/MFS TECHNOLOGY	0.00%	IB	$151.99	120,324

EQ/MFS UTILITIES SERIES	0.00%	IB	$109.54	681
EQ/MFS UTILITIES SERIES	0.00%	K	$82.25	777

EQ/MID CAP INDEX+	0.00%	IB	$154.72	24,509
EQ/MID CAP INDEX	0.00%	IB	$452.31	42,093

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$41.17	12,396
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$148.88	3,757
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$587.46	12,275

EQ/MODERATE ALLOCATION	0.00%	A	$19.24	505
EQ/MODERATE ALLOCATION+	0.00%	B	$129.35	52,972
EQ/MODERATE ALLOCATION	0.00%	B	$270.06	181,925

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$246.34	579,930

EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$22.08	9,372
EQ/MODERATE-PLUS ALLOCATION+	0.00%	B	$140.41	95,986
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$336.15	354,459

EQ/MONEY MARKET	0.00%	IA	$11.84	88,017
EQ/MONEY MARKET+	0.00%	IB	$101.96	69,877
EQ/MONEY MARKET	0.00%	IB	$136.26	93,606

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$17.32	6,076
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$184.32	36,338
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$213.33	10,456

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$116.31	4,044

EQ/PIMCO REAL RETURN+	0.00%	IB	$120.58	9,119
EQ/PIMCO REAL RETURN	0.00%	IB	$156.60	53,874

EQ/PIMCO TOTAL RETURN+	0.00%	IB	$110.92	27,410
EQ/PIMCO TOTAL RETURN	0.00%	IB	$151.12	121,709

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$15.09	507,309
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$102.55	4,735
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$128.25	42,704

EQ/QUALITY BOND PLUS	0.00%	IA	$12.73	1,241
EQ/QUALITY BOND PLUS	0.00%	IB	$190.25	18,832

EQ/SMALL COMPANY INDEX	0.00%	IA	$31.76	67,105
EQ/SMALL COMPANY INDEX+	0.00%	IB	$153.91	19,951
EQ/SMALL COMPANY INDEX	0.00%	IB	$573.46	28,262

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$69.58	800
EQ/T. ROWE PRICE GROWTH STOCK+	0.00%	IB	$175.46	45,507
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$597.87	60,658

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$160.63	15,825

EQ/VALUE EQUITY+	0.00%	IB	$142.34	10,763
EQ/VALUE EQUITY	0.00%	IB	$754.65	30,027

The accompanying notes are an integral part of these financial statements.

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/WELLINGTON ENERGY	0.00%	IB	$62.34	56,274

FIDELITY® VIP ASSET MANAGER PORTFOLIO	0.00%	INITIAL CLASS	$32.27	423

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$105.65	2,308

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	INITIAL CLASS	$42.45	16,224
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$156.07	7,010
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$385.82	10,017

FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$160.55	8,952
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$343.13	29,305

FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$103.62	661

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$22.41	17,260

FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$241.21	4,858

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$153.39	4,833
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$322.92	9,109

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES I	$20.00	837
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$102.62	272

INVESCO V.I. GLOBAL CORE EQUITY FUND	0.00%	SERIES I	$27.49	50

INVESCO V.I. HEALTH CARE FUND	0.00%	SERIES I	$54.94	1,319

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$267.37	5,608

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$337.11	6,418

INVESCO V.I. TECHNOLOGY FUND	0.00%	SERIES I	$70.17	1,025

JANUS HENDERSON BALANCED PORTFOLIO	0.00%	SERVICE SHARES	$110.92	2,915

JANUS HENDERSON ENTERPRISE PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$42.22	91,221

JANUS HENDERSON FORTY PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$66.72	47,695

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$27.25	641

JANUS HENDERSON MID CAP VALUE PORTFOLIO	0.00%	SERVICE SHARES	$44.60	78,664

JANUS HENDERSON OVERSEAS PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$31.33	8,841

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$115.76	8,608

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$411.57	2,669

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$521.27	8,078

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	0.00%	CLASS I	$36.58	3,219

MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$189.48	7,350
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$443.08	23,506

MULTIMANAGER CORE BOND	0.00%	IA	$16.36	571,020
MULTIMANAGER CORE BOND	0.00%	IB	$206.71	28,590

MULTIMANAGER TECHNOLOGY+	0.00%	IB	$208.66	28,863
MULTIMANAGER TECHNOLOGY	0.00%	IB	$1,501.58	19,348

The accompanying notes are an integral part of these financial statements.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$144.11	2,130
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$93.85	38,160

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$302.59	15,632
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$141.92	6,185

TARGET 2025 ALLOCATION	0.00%	B	$162.64	6,741

TARGET 2035 ALLOCATION	0.00%	B	$175.81	13,578

TARGET 2045 ALLOCATION	0.00%	B	$184.30	12,180

TARGET 2055 ALLOCATION	0.00%	B	$196.61	20,071

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$129.28	5,102
TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$153.43	24,485

TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$90.99	10,146
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$116.64	90,756

TEMPLETON GROWTH VIP FUND	0.00%	CLASS 2	$197.52	5,739

VANECK VIP EMERGING MARKETS BOND FUND	0.00%	INITIAL CLASS	$24.94	1,711

VANECK VIP EMERGING MARKETS FUND	0.00%	INITIAL CLASS	$34.82	554

VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$94.05	39,941
VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$98.07	60
VANECK VIP GLOBAL RESOURCES FUND	0.00%	INITIAL CLASS	$43.31	28,064

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality and expense risk related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of the financial statements.
+	The Variable Investment Option is subject to an Investment Expense Reduction (See Note 6).

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$231,026	$56,477	$34,795	$114,916	$20,748	$369,966

Net Investment Income (Loss)	231,026	56,477	34,795	114,916	20,748	369,966

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	68,416	59,578	2,882	(129,519)	3,209	1,310,137
Net realized gain distribution from the Portfolios	405,505	708,793	1,518	—	85,691	4,103,964

Net realized gain (loss)	473,921	768,371	4,400	(129,519)	88,900	5,414,101

Net change in unrealized appreciation (depreciation) of investments	(702,495)	45,711	(45,734)	1,702,615	201,793	6,401,053

Net Realized and Unrealized Gain (Loss) on Investments	(228,574)	814,082	(41,334)	1,573,096	290,693	11,815,154

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,452	$870,559	$(6,539)	$1,688,012	$311,441	$12,185,120

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MULTI- ALTERNATIVE STRATEGIES*(a)	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*(a)	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,132	$1,003	$25,017	$1,703	$27,338	$24,191

Net Investment Income (Loss)	2,132	1,003	25,017	1,703	27,338	24,191

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	25,089	(1)	6,512	(75)	172,905	25,875
Net realized gain distribution from the Portfolios	190	1,642	—	21,713	355,413	114,218

Net realized gain (loss)	25,279	1,641	6,512	21,638	528,318	140,093

Net change in unrealized appreciation (depreciation) of investments	(14,307)	(2,139)	26,604	(21,015)	48,188	163,586

Net Realized and Unrealized Gain (Loss) on Investments	10,972	(498)	33,116	623	576,506	303,679

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,104	$505	$58,133	$2,326	$603,844	$327,870

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on June 4, 2021.

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM(a)	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND(a)	BNY MELLON STOCK INDEX FUND, INC.
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,797	$1,937	$—	$45,958	$416	$363,535

Net Investment Income (Loss)	8,797	1,937	—	45,958	416	363,535

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	44,901	283	107,651	116,509	(140)	1,510,739
Net realized gain distribution from the Portfolios	23,824	—	130,902	202,791	23,273	1,432,505

Net realized gain (loss)	68,725	283	238,553	319,300	23,133	2,943,244

Net change in unrealized appreciation (depreciation) of investments	260,022	2,137	40,128	(155,662)	(23,103)	4,717,605

Net Realized and Unrealized Gain (Loss) on Investments	328,747	2,420	278,681	163,638	30	7,660,849

Net Increase (Decrease) in Net Assets Resulting from Operations	$337,544	$4,357	$278,681	$209,596	$446	$8,024,384

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on June 4, 2021.

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(a)	DELAWARE IVY VIP HIGH INCOME	DELAWARE IVY VIP SMALL CAP GROWTH	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$814,605	$47,856	$6,242	$36,634	$9,667

Net Investment Income (Loss)	—	814,605	47,856	6,242	36,634	9,667

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(7)	(55,463)	105,746	21,171	168,514	31,280
Net realized gain distribution from the Portfolios	1,976	—	585,701	192,191	649,097	397,124

Net realized gain (loss)	1,969	(55,463)	691,447	213,362	817,611	428,404

Net change in unrealized appreciation (depreciation) of investments	(1,133)	42,287	(570,953)	94,616	675,294	(150,648)

Net Realized and Unrealized Gain (Loss) on Investments	836	(13,176)	120,494	307,978	1,492,905	277,756

Net Increase (Decrease) in Net Assets Resulting from Operations	$836	$801,429	$168,350	$314,220	$1,529,539	$287,423

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on June 4, 2021.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,851,087	$622,777	$243,410	$838,473	$—

Net Investment Income (Loss)	—	1,851,087	622,777	243,410	838,473	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	119,437	549,983	137,610	206,056	515,308	76,153
Net realized gain distribution from the Portfolios	3,328,040	3,471,233	2,086,315	2,418,856	1,789,926	406,550

Net realized gain (loss)	3,447,477	4,021,216	2,223,925	2,624,912	2,305,234	482,703

Net change in unrealized appreciation (depreciation) of investments	(1,506,786)	725,181	(1,310,682)	1,079,370	947,338	1,117,765

Net Realized and Unrealized Gain (Loss) on Investments	1,940,691	4,746,397	913,243	3,704,282	3,252,572	1,600,468

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,940,691	$6,597,484	$1,536,020	$3,947,692	$4,091,045	$1,600,468

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$694,043	$70,110	$178,241	$32,822	$188,845

Net Investment Income (Loss)	—	694,043	70,110	178,241	32,822	188,845

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	319,114	1,724,440	7,516	196,091	21,263	64,714
Net realized gain distribution from the Portfolios	977,636	6,619,957	175,958	568,267	95,836	481,983

Net realized gain (loss)	1,296,750	8,344,397	183,474	764,358	117,099	546,697

Net change in unrealized appreciation (depreciation) of investments	1,434,017	10,643,122	(142,006)	(145,898)	(77,002)	(209,668)

Net Realized and Unrealized Gain (Loss) on Investments	2,730,767	18,987,519	41,468	618,460	40,097	337,029

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,730,767	$19,681,562	$111,578	$796,701	$72,919	$525,874

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$264,723	$105,240	$7,457	$1,267,755	$73,279	$119,317

Net Investment Income (Loss)	264,723	105,240	7,457	1,267,755	73,279	119,317

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	28,658	8,078	3,313	3,163,592	335,502	355,348
Net realized gain distribution from the Portfolios	95,507	77,673	13,007	4,433,718	1,855,728	—

Net realized gain (loss)	124,165	85,751	16,320	7,597,310	2,191,230	355,348

Net change in unrealized appreciation (depreciation) of investments	(732,744)	(333,794)	(44,354)	24,158,134	1,527,407	3,449,677

Net Realized and Unrealized Gain (Loss) on Investments	(608,579)	(248,043)	(28,034)	31,755,444	3,718,637	3,805,025

Net Increase (Decrease) in Net Assets Resulting from Operations	$(343,856)	$(142,803)	$(20,577)	$33,023,199	$3,791,916	$3,924,342

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$356,630	$102,513	$11,762	$1,739,929	$42,383	$140,453

Net Investment Income (Loss)	356,630	102,513	11,762	1,739,929	42,383	140,453

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	23,240	292,402	85,159	1,070,680	28,228	72,038
Net realized gain distribution from the Portfolios	130,434	2,070,390	495,356	4,311,353	40,749	502,916

Net realized gain (loss)	153,674	2,362,792	580,515	5,382,033	68,977	574,954

Net change in unrealized appreciation (depreciation) of investments	(384,915)	(824,078)	466,310	2,649,125	(243,239)	(183,698)

Net Realized and Unrealized Gain (Loss) on Investments	(231,241)	1,538,714	1,046,825	8,031,158	(174,262)	391,256

Net Increase (Decrease) in Net Assets Resulting from Operations	$125,389	$1,641,227	$1,058,587	$9,771,087	$(131,879)	$531,709

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$766,438	$59,180	$137,411	$67,549	$—	$274,569

Net Investment Income (Loss)	766,438	59,180	137,411	67,549	—	274,569

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	262,513	9,772	84,826	303,696	8,698	26,199
Net realized gain distribution from the Portfolios	—	74,792	340,810	248,835	27,834	90,578

Net realized gain (loss)	262,513	84,564	425,636	552,531	36,532	116,777

Net change in unrealized appreciation (depreciation) of investments	1,092,221	35,793	(13,848)	970,023	24,822	1,231,465

Net Realized and Unrealized Gain (Loss) on Investments	1,354,734	120,357	411,788	1,522,554	61,354	1,348,242

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,121,172	$179,537	$549,199	$1,590,103	$61,354	$1,622,811

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$112,802	$17,266	$125,559	$19,214	$11,428	$—

Net Investment Income (Loss)	112,802	17,266	125,559	19,214	11,428	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	124,456	219,481	318,587	96,862	637,145	603,122
Net realized gain distribution from the Portfolios	291,586	1,931,355	3,526,360	683,364	2,080,721	4,266,240

Net realized gain (loss)	416,042	2,150,836	3,844,947	780,226	2,717,866	4,869,362

Net change in unrealized appreciation (depreciation) of investments	(112,702)	527,726	(897,158)	308,802	2,455,116	(1,247,887)

Net Realized and Unrealized Gain (Loss) on Investments	303,340	2,678,562	2,947,789	1,089,028	5,172,982	3,621,475

Net Increase (Decrease) in Net Assets Resulting from Operations	$416,142	$2,695,828	$3,073,348	$1,108,242	$5,184,410	$3,621,475

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$148,763	$100,510	$397,409	$—	$52,481	$125,678

Net Investment Income (Loss)	148,763	100,510	397,409	—	52,481	125,678

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	243,545	388,946	101,672	601,413	324,222	290,750
Net realized gain distribution from the Portfolios	620,700	1,132,308	766,880	1,728,348	2,772,574	975,853

Net realized gain (loss)	864,245	1,521,254	868,552	2,329,761	3,096,796	1,266,603

Net change in unrealized appreciation (depreciation) of investments	1,233,861	617,713	(499,447)	211,528	(1,304,053)	1,841,386

Net Realized and Unrealized Gain (Loss) on Investments	2,098,106	2,138,967	369,105	2,541,289	1,792,743	3,107,989

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,246,869	$2,239,477	$766,514	$2,541,289	$1,845,224	$3,233,667

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$1,653	$136,226	$45,097	$1,445,471

Net Investment Income (Loss)	—	—	1,653	136,226	45,097	1,445,471

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	391,365	761,907	11	525,926	265,989	362,214
Net realized gain distribution from the Portfolios	311,795	1,623,878	2,405	1,798,030	958,124	3,215,998

Net realized gain (loss)	703,160	2,385,785	2,416	2,323,956	1,224,113	3,578,212

Net change in unrealized appreciation (depreciation) of investments	2,416,659	(234,488)	6,795	1,532,931	502,205	(921,563)

Net Realized and Unrealized Gain (Loss) on Investments	3,119,819	2,151,297	9,211	3,856,887	1,726,318	2,656,649

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,119,819	$2,151,297	$10,864	$3,993,113	$1,771,415	$4,102,120

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,812,986	$4,519,488	$—	$—	$45,095	$342,410

Net Investment Income (Loss)	2,812,986	4,519,488	—	—	45,095	342,410

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,432,933	1,034,873	6,862	640,574	1,097	52,599
Net realized gain distribution from the Portfolios	9,080,769	9,497,475	34,177	4,427,304	10,497	287,867

Net realized gain (loss)	10,513,702	10,532,348	41,039	5,067,878	11,594	340,466

Net change in unrealized appreciation (depreciation) of investments	1,783,380	(592,419)	(3,696)	(5,281,373)	(48,070)	(242,357)

Net Realized and Unrealized Gain (Loss) on Investments	12,297,082	9,939,929	37,343	(213,495)	(36,476)	98,109

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,110,068	$14,459,417	$37,343	$(213,495)	$8,619	$440,519

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$366,397	$47,168	$27,876	$135,345	$—	$—

Net Investment Income (Loss)	366,397	47,168	27,876	135,345	—	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	94,599	(2,806)	3,343	354,664	1,136,035	52,624
Net realized gain distribution from the Portfolios	64,402	—	25,090	2,124,918	3,724,823	84,288

Net realized gain (loss)	159,001	(2,806)	28,433	2,479,582	4,860,858	136,912

Net change in unrealized appreciation (depreciation) of investments	(799,119)	(92,867)	(127,051)	(223,271)	42,316	(4,019)

Net Realized and Unrealized Gain (Loss) on Investments	(640,118)	(95,673)	(98,618)	2,256,311	4,903,174	132,893

Net Increase (Decrease) in Net Assets Resulting from Operations	$(273,721)	$(48,505)	$(70,742)	$2,391,656	$4,903,174	$132,893

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER PORTFOLIO	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(a)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$154,820	$108,427	$218	$2,850	$114,469	$39,162

Net Investment Income (Loss)	154,820	108,427	218	2,850	114,469	39,162

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	390,180	(386,963)	645	38	80,595	82,042
Net realized gain distribution from the Portfolios	4,123,090	—	74	2,033	218,937	1,780,019

Net realized gain (loss)	4,513,270	(386,963)	719	2,071	299,532	1,862,061

Net change in unrealized appreciation (depreciation) of investments	90,265	1,183,094	468	(6,260)	587,782	251,027

Net Realized and Unrealized Gain (Loss) on Investments	4,603,535	796,131	1,187	(4,189)	887,314	2,113,088

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,758,355	$904,558	$1,405	$(1,339)	$1,001,783	$2,152,250

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on June 4, 2021.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	FIDELITY® VIP VALUE PORTFOLIO(a)	FRANKLIN INCOME VIP FUND	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$757	$16,916	$32,866	$32,683	$677	$14

Net Investment Income (Loss)	757	16,916	32,866	32,683	677	14

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	263	(416)	(8,721)	(34,953)	28	116
Net realized gain distribution from the Portfolios	6,794	—	—	86,541	130	233

Net realized gain (loss)	7,057	(416)	(8,721)	51,588	158	349

Net change in unrealized appreciation (depreciation) of investments	(5,754)	39,109	159,975	547,608	2,736	(138)

Net Realized and Unrealized Gain (Loss) on Investments	1,303	38,693	151,254	599,196	2,894	211

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,060	$55,609	$184,120	$631,879	$3,571	$225

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 4, 2021.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS HENDERSON BALANCED PORTFOLIO(a)	JANUS HENDERSON ENTERPRISE PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$141	$3,608	$55	$—	$309	$20,080

Net Investment Income (Loss)	141	3,608	55	—	309	20,080

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	586	(11,880)	26,446	880	96	585,950
Net realized gain distribution from the Portfolios	7,331	—	118,556	6,604	—	529,893

Net realized gain (loss)	7,917	(11,880)	145,002	7,484	96	1,115,843

Net change in unrealized appreciation (depreciation) of investments	(102)	314,158	202,830	1,750	6,887	(204,526)

Net Realized and Unrealized Gain (Loss) on Investments	7,815	302,278	347,832	9,234	6,983	911,317

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,956	$305,886	$347,887	$9,234	$7,292	$931,397

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 4, 2021.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	JANUS HENDERSON FORTY PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND- BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$175	$10,523	$2,941	$29,629	$4,070

Net Investment Income (Loss)	—	175	10,523	2,941	29,629	4,070

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	15,933	77	86,996	1,901	11,949	15,554
Net realized gain distribution from the Portfolios	343,080	1,550	—	—	15,675	31,153

Net realized gain (loss)	359,013	1,627	86,996	1,901	27,624	46,707

Net change in unrealized appreciation (depreciation) of investments	238,679	3,653	358,099	25,177	(43,923)	171,808

Net Realized and Unrealized Gain (Loss) on Investments	597,692	5,280	445,095	27,078	(16,299)	218,515

Net Increase (Decrease) in Net Assets Resulting from Operations	$597,692	$5,455	$455,618	$30,019	$13,330	$222,585

The accompanying notes are an integral part of these financial statements.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,143	$6,083	$—	$218,542	$—	$144,899

Net Investment Income (Loss)	1,143	6,083	—	218,542	—	144,899

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	188,371	(265)	580,598	9,161	1,146,893	(46,319)
Net realized gain distribution from the Portfolios	472,327	—	2,059,293	22,527	4,293,711	—

Net realized gain (loss)	660,698	(265)	2,639,891	31,688	5,440,604	(46,319)

Net change in unrealized appreciation (depreciation) of investments	163,776	(8,193)	(653,499)	(465,543)	306,143	829,828

Net Realized and Unrealized Gain (Loss) on Investments	824,474	(8,458)	1,986,392	(433,855)	5,746,747	783,509

Net Increase (Decrease) in Net Assets Resulting from Operations	$825,617	$(2,375)	$1,986,392	$(215,313)	$5,746,747	$928,408

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$69,344	$19,958	$41,900	$40,464	$75,398	$36,759

Net Investment Income (Loss)	69,344	19,958	41,900	40,464	75,398	36,759

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	48,228	37,836	36,266	51,411	81,272	123,576
Net realized gain distribution from the Portfolios .	391,684	66,491	67,715	50,183	44,347	84,246

Net realized gain (loss)	439,912	104,327	103,981	101,594	125,619	207,822

Net change in unrealized appreciation (depreciation) of investments	544,093	(28,778)	125,205	151,250	382,205	(516,927)

Net Realized and Unrealized Gain (Loss) on Investments	984,005	75,549	229,186	252,844	507,824	(309,105)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,053,349	$95,507	$271,086	$293,308	$583,222	$(272,346)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$12,105	$2,233	$206	$15,805

Net Investment Income (Loss)	—	12,105	2,233	206	15,805

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(123,170)	(22,009)	108	97	135,369
Net realized gain distribution from the Portfolios	—	—	—	504	—

Net realized gain (loss)	(123,170)	(22,009)	108	601	135,369

Net change in unrealized appreciation (depreciation) of investments	(404,258)	58,800	(4,121)	(3,442)	635,075

Net Realized and Unrealized Gain (Loss) on Investments	(527,428)	36,791	(4,013)	(2,841)	770,444

Net Increase (Decrease) in Net Assets Resulting from Operations	$(527,428)	$48,896	$(1,780)	$(2,635)	$786,249

The accompanying notes are an integral part of these financial statements.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$231,026	$13,622	$56,477	$75,665	$34,795	$20,583
Net realized gain (loss)	473,921	60,861	768,371	289,640	4,400	2,575
Net change in unrealized appreciation (depreciation) of investments	(702,495)	239,386	45,711	570,886	(45,734)	11,289

Net increase (decrease) in net assets resulting from operations	2,452	313,869	870,559	936,191	(6,539)	34,447

From Contractowners Transactions:
Payments received from contractowners	549,834	229,804	1,502,838	1,388,034	675,720	456,259
Transfers between Variable Investment Options including guaranteed interest account, net	220,666	181,841	189,182	84,108	206,058	4,327
Redemptions for contract benefits and terminations	(8,606)	—	(115,462)	(31,339)	(39,033)	(4)
Contract maintenance charges	(147,461)	(80,860)	(729,086)	(679,935)	(97,433)	(55,213)

Net increase (decrease) in net assets resulting from contractowners transactions	614,433	330,785	847,472	760,868	745,312	405,369

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,184	202	319	100	495	201

Net Increase (Decrease) in Net Assets	618,069	644,856	1,718,350	1,697,159	739,268	440,017
Net Assets — Beginning of Year or Period	1,327,650	682,794	8,221,359	6,524,200	1,056,584	616,567

Net Assets — End of Year or Period	$1,945,719	$1,327,650	$9,939,709	$8,221,359	$1,795,852	$1,056,584

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$114,916	$115,834	$20,748	$4,368	$369,966	$301,447
Net realized gain (loss)	(129,519)	(105,320)	88,900	(22,365)	5,414,101	1,330,693
Net change in unrealized appreciation (depreciation) of investments	1,702,615	(269,166)	201,793	7,636	6,401,053	3,316,907

Net increase (decrease) in net assets resulting from operations	1,688,012	(258,652)	311,441	(10,361)	12,185,120	4,949,047

From Contractowners Transactions:
Payments received from contractowners	443,128	374,109	490,963	393,422	8,383,834	7,114,517
Transfers between Variable Investment Options including guaranteed interest account, net	(41,140)	180,674	52,913	74,774	(3,012,559)	(188,811)
Redemptions for contract benefits and terminations	(96,283)	(34,355)	(85,258)	(22,047)	(1,422,142)	(610,645)
Contract maintenance charges	(312,097)	(304,121)	(201,481)	(183,070)	(2,888,425)	(2,618,893)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,392)	216,307	257,137	263,079	1,060,708	3,696,168

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	73	—	—	—	—	—

Net Increase (Decrease) in Net Assets	1,681,693	(42,345)	568,578	252,718	13,245,828	8,645,215
Net Assets — Beginning of Year or Period	6,416,012	6,458,357	2,643,137	2,390,419	48,413,793	39,768,578

Net Assets — End of Year or Period	$8,097,705	$6,416,012	$3,211,715	$2,643,137	$61,659,621	$48,413,793

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT LOW VOLATILITY GLOBAL EQUITY*		1290 VT MULTI- ALTERNATIVE STRATEGIES*(a)	1290 VT NATURAL RESOURCES*(b)
	2021	2020	2021	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,132	$2,223	$1,003	$25,017	$1,057
Net realized gain (loss)	25,279	104	1,641	6,512	114
Net change in unrealized appreciation (depreciation) of investments	(14,307)	16,334	(2,139)	26,604	2,880

Net increase (decrease) in net assets resulting from operations	13,104	18,661	505	58,133	4,051

From Contractowners Transactions:
Payments received from contractowners	20,957	72,459	36,193	259,635	22,335
Transfers between Variable Investment Options including guaranteed interest account, net	1,641	(331)	620	460,315	566
Redemptions for contract benefits and terminations	(8)	(1)	—	(387)	—
Contract maintenance charges	(7,664)	(4,064)	(411)	(50,256)	(4,935)

Net increase (decrease) in net assets resulting from contractowners transactions	14,926	68,063	36,402	669,307	17,966

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	161	100	6	240	49

Net Increase (Decrease) in Net Assets	28,191	86,824	36,913	727,680	22,066
Net Assets — Beginning of Year or Period	88,081	1,257	—	29,404	7,338

Net Assets — End of Year or Period	$116,272	$88,081	$36,913	$757,084	$29,404

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on June 4, 2021.
(b)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT REAL ESTATE*(a)	1290 VT SMALL CAP VALUE*(c)		1290 VT SMARTBETA EQUITY*
	2021	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,703	$27,338	$19,859	$24,191	$5,746
Net realized gain (loss)	21,638	528,318	9,887	140,093	11,242
Net change in unrealized appreciation (depreciation) of investments	(21,015)	48,188	323,574	163,586	101,745

Net increase (decrease) in net assets resulting from operations	2,326	603,844	353,320	327,870	118,733

From Contractowners Transactions:
Payments received from contractowners	48,180	460,546	88,832	868,271	398,275
Transfers between Variable Investment Options including guaranteed interest account, net	11,565	182,566	1,153,735	(28,576)	6,289
Redemptions for contract benefits and terminations	—	(26,582)	(14,851)	(15,179)	(478)
Contract maintenance charges	(3,745)	(131,434)	(47,591)	(130,166)	(73,100)

Net increase (decrease) in net assets resulting from contractowners transactions	56,000	485,096	1,180,125	694,350	330,986

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	20	334	292	1,275	325

Net Increase (Decrease) in Net Assets	58,346	1,089,274	1,533,737	1,023,495	450,044
Net Assets — Beginning of Year or Period	—	1,541,171	7,434	1,090,195	640,151

Net Assets — End of Year or Period	$58,346	$2,630,445	$1,541,171	$2,113,690	$1,090,195

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on June 4, 2021.
(c)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	1290 VT SOCIALLY RESPONSIBLE*		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM(a)	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM
	2021	2020	2021	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,797	$5,596	$1,937	$—	$4,029
Net realized gain (loss)	68,725	105,053	283	238,553	245,776
Net change in unrealized appreciation (depreciation) of investments	260,022	39,451	2,137	40,128	821,175

Net increase (decrease) in net assets resulting from operations	337,544	150,100	4,357	278,681	1,070,980

From Contractowners Transactions:
Payments received from contractowners	569,056	260,444	260,578	1,785,653	1,203,354
Transfers between Variable Investment Options including guaranteed interest account, net	515,374	(375,895)	1,541	168,451	(149,472)
Redemptions for contract benefits and terminations	(53,226)	(18,910)	—	(22,091)	(32,055)
Contract maintenance charges	(99,552)	(43,240)	(11,888)	(352,157)	(281,584)

Net increase (decrease) in net assets resulting from contractowners transactions	931,652	(177,601)	250,231	1,579,856	740,243

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	647	151	61	1,136	251

Net Increase (Decrease) in Net Assets	1,269,843	(27,350)	254,649	1,859,673	1,811,474
Net Assets — Beginning of Year or Period	831,428	858,778	—	4,771,539	2,960,065

Net Assets — End of Year or Period	$2,101,271	$831,428	$254,649	$6,631,212	$4,771,539

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on June 4, 2021.

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND(a)	BNY MELLON STOCK INDEX FUND, INC.
	2021	2020	2021	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$45,958	$1,344	$416	$363,535	$444,768
Net realized gain (loss)	319,300	71,671	23,133	2,943,244	4,366,935
Net change in unrealized appreciation (depreciation) of investments	(155,662)	858,088	(23,103)	4,717,605	(84,452)

Net increase (decrease) in net assets resulting from operations	209,596	931,103	446	8,024,384	4,727,251

From Contractowners Transactions:
Payments received from contractowners	2,471,633	1,209,296	218,765	266,746	256,973
Transfers between Variable Investment Options including guaranteed interest account, net	335,204	(105,087)	(2,755)	(2,977,689)	(3,854,585)
Redemptions for contract benefits and terminations	(72,487)	(38,049)	—	(554,683)	(649,173)
Contract maintenance charges	(402,831)	(270,823)	(11,379)	(903,110)	(887,682)

Net increase (decrease) in net assets resulting from contractowners transactions	2,331,519	795,337	204,631	(4,168,736)	(5,134,467)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,877	352	55	—	—

Net Increase (Decrease) in Net Assets	2,543,992	1,726,792	205,132	3,855,648	(407,216)
Net Assets — Beginning of Year or Period	5,036,232	3,309,440	—	29,546,630	29,953,846

Net Assets — End of Year or Period	$7,580,224	$5,036,232	$205,132	$33,402,278	$29,546,630

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 4, 2021.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(a)	DELAWARE IVY VIP HIGH INCOME		DELAWARE IVY VIP SMALL CAP GROWTH
	2021	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$814,605	$744,353	$47,856	$—
Net realized gain (loss)	1,969	(55,463)	(134,720)	691,447	(129,436)
Net change in unrealized appreciation (depreciation) of investments	(1,133)	42,287	130,016	(570,953)	1,373,760

Net increase (decrease) in net assets resulting from operations	836	801,429	739,649	168,350	1,244,324

From Contractowners Transactions:
Payments received from contractowners	25,950	3,593,857	2,703,697	1,128,299	782,879
Transfers between Variable Investment Options including guaranteed interest account, net	1,608	307,925	(232,697)	(127,202)	(251,962)
Redemptions for contract benefits and terminations	—	(221,542)	(120,756)	(97,543)	(43,943)
Contract maintenance charges	(1,614)	(1,062,272)	(888,557)	(295,582)	(230,342)

Net increase (decrease) in net assets resulting from contractowners transactions	25,944	2,617,968	1,461,687	607,972	256,632

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	15	2,401	596	1,386	161

Net Increase (Decrease) in Net Assets	26,795	3,421,798	2,201,932	777,708	1,501,117
Net Assets — Beginning of Year or Period	—	12,512,084	10,310,152	4,582,652	3,081,535

Net Assets — End of Year or Period	$26,795	$15,933,882	$12,512,084	$5,360,360	$4,582,652

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 4, 2021.

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,242	$7,872	$36,634	$47,003	$9,667	$13,088
Net realized gain (loss)	213,362	62,158	817,611	556,243	428,404	77,088
Net change in unrealized appreciation (depreciation) of investments	94,616	87,185	675,294	182,538	(150,648)	237,862

Net increase (decrease) in net assets resulting from operations	314,220	157,215	1,529,539	785,784	287,423	328,038

From Contractowners Transactions:
Payments received from contractowners	167,220	174,446	526,075	529,412	273,452	278,780
Transfers between Variable Investment Options including guaranteed interest account, net	(49,683)	(30,575)	208,491	(1,415)	46,231	43,938
Redemptions for contract benefits and terminations	(22,608)	(15,025)	(63,164)	(57,686)	(9,205)	(27,639)
Contract maintenance charges	(103,123)	(98,068)	(358,052)	(328,176)	(129,384)	(119,750)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,194)	30,778	313,350	142,135	181,094	175,329

Net Increase (Decrease) in Net Assets	306,026	187,993	1,842,889	927,919	468,517	503,367
Net Assets — Beginning of Year or Period	1,323,825	1,135,832	5,318,008	4,390,089	2,064,616	1,561,249

Net Assets — End of Year or Period	$1,629,851	$1,323,825	$7,160,897	$5,318,008	$2,533,133	$2,064,616

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$10,365	$1,851,087	$926,670	$622,777	$189,980
Net realized gain (loss)	3,447,477	1,884,247	4,021,216	2,908,634	2,223,925	437,469
Net change in unrealized appreciation (depreciation) of investments	(1,506,786)	2,003,445	725,181	1,206,166	(1,310,682)	936,083

Net increase (decrease) in net assets resulting from operations	1,940,691	3,898,057	6,597,484	5,041,470	1,536,020	1,563,532

From Contractowners Transactions:
Payments received from contractowners	3,473,755	2,230,653	5,946,806	3,333,648	2,818,874	2,360,168
Transfers between Variable Investment Options including guaranteed interest account, net	(456,396)	(214,374)	(663,843)	(1,184,789)	(554,437)	(309,954)
Redemptions for contract benefits and terminations	(171,208)	(200,073)	(1,169,092)	(1,604,708)	(165,274)	(176,791)
Contract maintenance charges	(859,266)	(675,066)	(1,997,466)	(1,606,067)	(1,165,772)	(1,022,164)

Net increase (decrease) in net assets resulting from contractowners transactions	1,986,885	1,141,140	2,116,405	(1,061,916)	933,391	851,259

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,839	1,351	2,597	—	1,195	353

Net Increase (Decrease) in Net Assets	3,930,415	5,040,548	8,716,486	3,979,554	2,470,606	2,415,144
Net Assets — Beginning of Year or Period	14,723,304	9,682,756	37,844,275	33,864,721	13,671,411	11,256,267

Net Assets — End of Year or Period	$18,653,719	$14,723,304	$46,560,761	$37,844,275	$16,142,017	$13,671,411

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/AMERICAN CENTURY MID CAP VALUE*(d)		EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*(e)
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$243,410	$178,735	$838,473	$713,204	$—	$6,702
Net realized gain (loss)	2,624,912	102,906	2,305,234	1,652,573	482,703	443,166
Net change in unrealized appreciation (depreciation) of investments	1,079,370	530,651	947,338	1,956,523	1,117,765	740,095

Net increase (decrease) in net assets resulting from operations	3,947,692	812,292	4,091,045	4,322,300	1,600,468	1,189,963

From Contractowners Transactions:
Payments received from contractowners	4,411,063	3,260,047	5,022,589	4,955,621	835,982	631,836
Transfers between Variable Investment Options including guaranteed interest account, net	(491,821)	1,531,833	(463,950)	(764,207)	(61,219)	2,353,359
Redemptions for contract benefits and terminations	(308,032)	(115,590)	(751,928)	(618,857)	(81,618)	(63,370)
Contract maintenance charges	(1,118,131)	(907,967)	(3,448,595)	(3,424,663)	(399,529)	(301,529)

Net increase (decrease) in net assets resulting from contractowners transactions	2,493,079	3,768,323	358,116	147,894	293,616	2,620,296

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,823	350	(6)	23	(546)	38,263

Net Increase (Decrease) in Net Assets	6,443,594	4,580,965	4,449,155	4,470,217	1,893,538	3,848,522
Net Assets — Beginning of Year or Period	16,442,588	11,861,623	42,815,655	38,345,438	6,794,032	2,945,510

Net Assets — End of Year or Period	$22,886,182	$16,442,588	$47,264,810	$42,815,655	$8,687,570	$6,794,032

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(d)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.
(e)	EQ/Capital Group Research replaced EQ/UBS Growth & Income due to a merger on June 5, 2020.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$694,043	$689,055	$70,110	$71,829
Net realized gain (loss)	1,296,750	1,164,564	8,344,397	4,711,868	183,474	102,779
Net change in unrealized appreciation (depreciation) of investments	1,434,017	1,807,760	10,643,122	6,427,944	(142,006)	108,110

Net increase (decrease) in net assets resulting from operations	2,730,767	2,972,324	19,681,562	11,828,867	111,578	282,718

From Contractowners Transactions:
Payments received from contractowners	1,833,702	1,326,664	24,890,181	13,708,310	748,675	436,357
Transfers between Variable Investment Options including guaranteed interest account, net	(524,607)	(740,859)	(687,020)	(1,454,920)	382,135	77,715
Redemptions for contract benefits and terminations	(227,419)	(386,483)	(824,984)	(1,177,863)	(37,647)	(107,564)
Contract maintenance charges	(685,741)	(606,428)	(6,221,367)	(4,741,106)	(356,809)	(333,282)

Net increase (decrease) in net assets resulting from contractowners transactions	395,935	(407,106)	17,156,810	6,334,421	736,354	73,226

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,441	281	32,936	6,386	346	400

Net Increase (Decrease) in Net Assets	3,128,143	2,565,499	36,871,308	18,169,674	848,278	356,344
Net Assets — Beginning of Year or Period	12,379,388	9,813,889	71,876,100	53,706,426	4,068,845	3,712,501

Net Assets — End of Year or Period	$15,507,531	$12,379,388	$108,747,408	$71,876,100	$4,917,123	$4,068,845

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE- PLUS ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$178,241	$178,953	$32,822	$41,204	$188,845	$148,712
Net realized gain (loss)	764,358	308,163	117,099	40,789	546,697	356,283
Net change in unrealized appreciation (depreciation) of investments	(145,898)	549,599	(77,002)	113,288	(209,668)	195,797

Net increase (decrease) in net assets resulting from operations	796,701	1,036,715	72,919	195,281	525,874	700,792

From Contractowners Transactions:
Payments received from contractowners	1,125,614	1,214,227	394,869	393,697	1,328,540	856,435
Transfers between Variable Investment Options including guaranteed interest account, net	(256,986)	266,493	43,460	15,728	371,728	170,308
Redemptions for contract benefits and terminations	(396,011)	(82,362)	(46,869)	(46,450)	(337,326)	(277,528)
Contract maintenance charges	(1,011,777)	(881,663)	(314,743)	(299,058)	(569,648)	(509,852)

Net increase (decrease) in net assets resulting from contractowners transactions	(539,160)	516,695	76,717	63,917	793,294	239,363

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	—	—	1,567	500

Net Increase (Decrease) in Net Assets	257,541	1,553,410	149,636	259,198	1,320,735	940,655
Net Assets — Beginning of Year or Period	11,495,776	9,942,366	2,912,857	2,653,659	7,732,113	6,791,458

Net Assets — End of Year or Period	$11,753,317	$11,495,776	$3,062,493	$2,912,857	$9,052,848	$7,732,113

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*(f)		EQ/EMERGING MARKETS EQUITY PLUS*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$264,723	$202,836	$105,240	$71,913	$7,457	$1,336
Net realized gain (loss)	124,165	157,088	85,751	133,898	16,320	871
Net change in unrealized appreciation (depreciation) of investments	(732,744)	390,437	(333,794)	237,984	(44,354)	25,048

Net increase (decrease) in net assets resulting from operations	(343,856)	750,361	(142,803)	443,795	(20,577)	27,255

From Contractowners Transactions:
Payments received from contractowners	4,091,999	2,348,440	647,021	443,260	511,974	139,417
Transfers between Variable Investment Options including guaranteed interest account, net	2,039,549	109,649	4,326,608	148,765	56,646	2,614
Redemptions for contract benefits and terminations	(225,873)	(249,466)	(150,610)	(68,261)	(562)	—
Contract maintenance charges	(1,138,556)	(892,614)	(377,627)	(257,049)	(72,292)	(22,416)

Net increase (decrease) in net assets resulting from contractowners transactions	4,767,119	1,316,009	4,445,392	266,715	495,766	119,615

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,326	—	16	—	584	150

Net Increase (Decrease) in Net Assets	4,425,589	2,066,370	4,302,605	710,510	475,773	147,020
Net Assets — Beginning of Year or Period	14,243,928	12,177,558	3,623,127	2,912,617	160,622	13,602

Net Assets — End of Year or Period	$18,669,517	$14,243,928	$7,925,732	$3,623,127	$636,395	$160,622

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(f)	EQ/Core Plus Bond replaced EQ/Global Bond PLUS due to a merger on June 18, 2021.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN RISING DIVIDENDS*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,267,755	$1,192,105	$73,279	$93,555	$119,317	$112,379
Net realized gain (loss)	7,597,310	3,691,578	2,191,230	674,231	355,348	103,267
Net change in unrealized appreciation (depreciation) of investments	24,158,134	11,160,304	1,527,407	2,430,908	3,449,677	1,678,989

Net increase (decrease) in net assets resulting from operations	33,023,199	16,043,987	3,791,916	3,198,694	3,924,342	1,894,635

From Contractowners Transactions:
Payments received from contractowners	36,097,920	22,010,891	1,562,974	1,607,824	3,148,867	2,084,019
Transfers between Variable Investment Options including guaranteed interest account, net	(1,933,628)	403,116	(731,944)	(622,730)	102,720	(87,389)
Redemptions for contract benefits and terminations	(1,501,087)	(1,120,979)	(174,652)	(172,582)	(271,512)	(87,777)
Contract maintenance charges	(9,064,841)	(6,746,659)	(817,694)	(806,576)	(932,518)	(717,185)

Net increase (decrease) in net assets resulting from contractowners transactions	23,598,364	14,546,369	(161,316)	5,936	2,047,557	1,191,668

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	32,939	6,700	—	—	2,543	450

Net Increase (Decrease) in Net Assets	56,654,502	30,597,056	3,630,600	3,204,630	5,974,442	3,086,753
Net Assets — Beginning of Year or Period	108,353,562	77,756,506	15,142,001	11,937,371	13,729,568	10,642,815

Net Assets — End of Year or Period	$165,008,064	$108,353,562	$18,772,601	$15,142,001	$19,704,010	$13,729,568

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/FRANKLIN STRATEGIC INCOME*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$356,630	$289,381	$102,513	$58,981	$11,762	$16,431
Net realized gain (loss)	153,674	(6,498)	2,362,792	841,516	580,515	26,076
Net change in unrealized appreciation (depreciation) of investments	(384,915)	180,364	(824,078)	380,534	466,310	266,827

Net increase (decrease) in net assets resulting from operations	125,389	463,247	1,641,227	1,281,031	1,058,587	309,334

From Contractowners Transactions:
Payments received from contractowners	2,337,548	1,921,703	801,507	779,898	1,041,459	784,332
Transfers between Variable Investment Options including guaranteed interest account, net	366,909	(96,549)	(124,928)	(576,346)	260,404	71,431
Redemptions for contract benefits and terminations	(120,522)	(95,010)	(316,409)	(261,379)	(35,710)	(44,760)
Contract maintenance charges	(772,332)	(692,595)	(468,316)	(471,480)	(334,586)	(237,167)

Net increase (decrease) in net assets resulting from contractowners transactions	1,811,603	1,037,549	(108,146)	(529,307)	931,567	573,836

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	952	298	—	—	2,354	784

Net Increase (Decrease) in Net Assets	1,937,944	1,501,094	1,533,081	751,724	1,992,508	883,954
Net Assets — Beginning of Year or Period	9,996,335	8,495,241	10,322,536	9,570,812	3,183,595	2,299,641

Net Assets — End of Year or Period	$11,934,279	$9,996,335	$11,855,617	$10,322,536	$5,176,103	$3,183,595

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,739,929	$1,238,624	$42,383	$59,731	$140,453	$64,753
Net realized gain (loss)	5,382,033	2,529,423	68,977	138,318	574,954	98,612
Net change in unrealized appreciation (depreciation) of investments	2,649,125	4,372,951	(243,239)	63,359	(183,698)	226,554

Net increase (decrease) in net assets resulting from operations	9,771,087	8,140,998	(131,879)	261,408	531,709	389,919

From Contractowners Transactions:
Payments received from contractowners	9,265,587	9,620,029	1,017,178	926,609	657,025	474,196
Transfers between Variable Investment Options including guaranteed interest account, net	(337,179)	(741,137)	57,504	66,837	173,159	(49,757)
Redemptions for contract benefits and terminations	(1,603,681)	(770,923)	(49,586)	(34,537)	(112,506)	(74,356)
Contract maintenance charges	(4,901,826)	(4,855,326)	(1,258,567)	(1,209,380)	(306,128)	(286,521)

Net increase (decrease) in net assets resulting from contractowners transactions	2,422,901	3,252,643	(233,471)	(250,471)	411,550	63,562

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	9	10,010	(10,009)	284	—

Net Increase (Decrease) in Net Assets	12,193,988	11,393,650	(355,340)	928	943,543	453,481
Net Assets — Beginning of Year or Period	67,169,393	55,775,743	6,157,392	6,156,464	5,262,079	4,808,598

Net Assets — End of Year or Period	$79,363,381	$67,169,393	$5,802,052	$6,157,392	$6,205,622	$5,262,079

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$766,438	$323,280	$59,180	$24,476	$137,411	$63,901
Net realized gain (loss)	262,513	(225,161)	84,564	522	425,636	64,684
Net change in unrealized appreciation (depreciation) of investments	1,092,221	700,907	35,793	90,359	(13,848)	122,133

Net increase (decrease) in net assets resulting from operations	2,121,172	799,026	179,537	115,357	549,199	250,718

From Contractowners Transactions:
Payments received from contractowners	4,788,750	2,233,898	162,489	172,262	815,045	512,563
Transfers between Variable Investment Options including guaranteed interest account, net	140,947	640,281	10,464	33,559	(17,489)	93,210
Redemptions for contract benefits and terminations	(284,868)	(409,717)	(26,277)	(4,075)	(72,867)	(78,269)
Contract maintenance charges	(1,163,797)	(925,655)	(92,180)	(87,806)	(289,824)	(293,234)

Net increase (decrease) in net assets resulting from contractowners transactions	3,481,032	1,538,807	54,496	113,940	434,865	234,270

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	9,499	1,206	—	—	412	—

Net Increase (Decrease) in Net Assets	5,611,703	2,339,039	234,033	229,297	984,476	484,988
Net Assets — Beginning of Year or Period	18,882,152	16,543,113	1,693,662	1,464,365	5,356,831	4,871,843

Net Assets — End of Year or Period	$24,493,855	$18,882,152	$1,927,695	$1,693,662	$6,341,307	$5,356,831

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$67,549	$85,105	$—	$1	$274,569	$171,480
Net realized gain (loss)	552,531	(75,633)	36,532	29	116,777	(34,737)
Net change in unrealized appreciation (depreciation) of investments	970,023	32,327	24,822	42,563	1,231,465	(982,801)

Net increase (decrease) in net assets resulting from operations	1,590,103	41,799	61,354	42,593	1,622,811	(846,058)

From Contractowners Transactions:
Payments received from contractowners	644,281	548,237	520,579	215,547	1,614,814	1,310,515
Transfers between Variable Investment Options including guaranteed interest account, net	(366,527)	78,836	93,084	(5,478)	145,954	127,065
Redemptions for contract benefits and terminations	(62,491)	(100,189)	(1)	(5)	(172,359)	(87,443)
Contract maintenance charges	(245,243)	(221,550)	(71,833)	(17,744)	(538,993)	(505,085)

Net increase (decrease) in net assets resulting from contractowners transactions	(29,980)	305,334	541,829	192,320	1,049,416	845,052

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	352	—	2,033	401	582	203

Net Increase (Decrease) in Net Assets	1,560,475	347,133	605,216	235,314	2,672,809	(803)
Net Assets — Beginning of Year or Period	4,829,041	4,481,908	239,775	4,461	7,215,141	7,215,944

Net Assets — End of Year or Period	$6,389,516	$4,829,041	$844,991	$239,775	$9,887,950	$7,215,141

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/INVESCO INTERNATIONAL GROWTH*		EQ/JANUS ENTERPRISE*(g)		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$112,802	$51,049	$17,266	$—	$125,559	$114,543
Net realized gain (loss)	416,042	48,518	2,150,836	1,661,536	3,844,947	131,657
Net change in unrealized appreciation (depreciation) of investments	(112,702)	756,281	527,726	913,393	(897,158)	1,253,852

Net increase (decrease) in net assets resulting from operations	416,142	855,848	2,695,828	2,574,929	3,073,348	1,500,052

From Contractowners Transactions:
Payments received from contractowners	959,377	962,415	2,031,756	1,672,120	3,951,269	2,417,475
Transfers between Variable Investment Options including guaranteed interest account, net	197,420	(242,145)	(187,696)	2,759,410	797,347	222,748
Redemptions for contract benefits and terminations	(85,211)	(58,047)	(381,714)	(178,957)	(313,739)	(124,034)
Contract maintenance charges	(414,814)	(407,267)	(869,716)	(721,414)	(951,904)	(747,772)

Net increase (decrease) in net assets resulting from contractowners transactions	656,772	254,956	592,630	3,531,159	3,482,973	1,768,417

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(12)	—	1,967	549	3,044	612

Net Increase (Decrease) in Net Assets	1,072,902	1,110,804	3,290,425	6,106,637	6,559,365	3,269,081
Net Assets — Beginning of Year or Period	7,093,984	5,983,180	15,735,268	9,628,631	12,613,768	9,344,687

Net Assets — End of Year or Period	$8,166,886	$7,093,984	$19,025,693	$15,735,268	$19,173,133	$12,613,768

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(g)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 5, 2020.

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$19,214	$24,610	$11,428	$45,161	$—	$10,363
Net realized gain (loss)	780,226	473,074	2,717,866	1,541,319	4,869,362	2,511,695
Net change in unrealized appreciation (depreciation) of investments	308,802	71,240	2,455,116	2,930,036	(1,247,887)	1,063,555

Net increase (decrease) in net assets resulting from operations	1,108,242	568,924	5,184,410	4,516,516	3,621,475	3,585,613

From Contractowners Transactions:
Payments received from contractowners	398,754	346,778	4,736,995	2,835,138	1,315,784	1,051,473
Transfers between Variable Investment Options including guaranteed interest account, net	(116,861)	62,307	134,170	(117,342)	(293,242)	(391,718)
Redemptions for contract benefits and terminations	(18,073)	(33,049)	(180,416)	(126,189)	(310,774)	(158,785)
Contract maintenance charges	(198,101)	(167,719)	(1,267,530)	(836,463)	(672,585)	(618,142)

Net increase (decrease) in net assets resulting from contractowners transactions	65,719	208,317	3,423,219	1,755,144	39,183	(117,172)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	684	202	10,163	1,707	740	104

Net Increase (Decrease) in Net Assets	1,174,645	777,443	8,617,792	6,273,367	3,661,398	3,468,545
Net Assets — Beginning of Year or Period	4,013,032	3,235,589	17,503,781	11,230,414	14,798,977	11,330,432

Net Assets — End of Year or Period	$5,187,677	$4,013,032	$26,121,573	$17,503,781	$18,460,375	$14,798,977

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$148,763	$150,705	$100,510	$127,672	$397,409	$205,281
Net realized gain (loss)	864,245	67,215	1,521,254	688,745	868,552	7,751
Net change in unrealized appreciation (depreciation) of investments	1,233,861	106,926	617,713	(318,499)	(499,447)	(123,040)

Net increase (decrease) in net assets resulting from operations	2,246,869	324,846	2,239,477	497,918	766,514	89,992

From Contractowners Transactions:
Payments received from contractowners	2,657,228	1,401,873	691,120	653,708	1,911,342	1,954,201
Transfers between Variable Investment Options including guaranteed interest account, net	(393,287)	343,281	(155,197)	25,613	(176,036)	124,281
Redemptions for contract benefits and terminations	(149,979)	(116,872)	(253,798)	(195,776)	(287,883)	(146,791)
Contract maintenance charges	(665,428)	(505,751)	(453,041)	(439,578)	(764,378)	(772,765)

Net increase (decrease) in net assets resulting from contractowners transactions	1,448,534	1,122,531	(170,916)	43,967	683,045	1,158,926

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,019	451	(30,318)	—	(594)	—

Net Increase (Decrease) in Net Assets	3,699,422	1,447,828	2,038,243	541,885	1,448,965	1,248,918
Net Assets — Beginning of Year or Period	8,867,019	7,419,191	9,012,018	8,470,133	13,204,625	11,955,707

Net Assets — End of Year or Period	$12,566,441	$8,867,019	$11,050,261	$9,012,018	$14,653,590	$13,204,625

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$52,481	$72,335	$125,678	$62,868
Net realized gain (loss)	2,329,761	1,736,746	3,096,796	1,652,805	1,266,603	377,729
Net change in unrealized appreciation (depreciation) of investments	211,528	1,700,922	(1,304,053)	660,791	1,841,386	4,175,635

Net increase (decrease) in net assets resulting from operations	2,541,289	3,437,668	1,845,224	2,385,931	3,233,667	4,616,232

From Contractowners Transactions:
Payments received from contractowners	2,980,909	2,617,878	4,405,698	2,462,982	6,508,029	5,294,792
Transfers between Variable Investment Options including guaranteed interest account, net	(933,042)	(898,224)	283,265	(189,977)	577,245	(631,480)
Redemptions for contract benefits and terminations	(330,323)	(170,967)	(338,814)	(278,803)	(363,642)	(241,460)
Contract maintenance charges	(883,101)	(773,833)	(1,168,733)	(921,163)	(1,885,232)	(1,609,534)

Net increase (decrease) in net assets resulting from contractowners transactions	834,443	774,854	3,181,416	1,073,039	4,836,400	2,812,318

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,186	—	5,740	1,004	6,339	1,999

Net Increase (Decrease) in Net Assets	3,376,918	4,212,522	5,032,380	3,459,974	8,076,406	7,430,549
Net Assets — Beginning of Year or Period	15,175,810	10,963,288	18,440,029	14,980,055	28,712,262	21,281,713

Net Assets — End of Year or Period	$18,552,728	$15,175,810	$23,472,409	$18,440,029	$36,788,668	$28,712,262

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*(h)(i)		EQ/MFS UTILITIES SERIES*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$—	$7,338	$1,653	$1,354
Net realized gain (loss)	703,160	1,626,280	2,385,785	502,031	2,416	793
Net change in unrealized appreciation (depreciation) of investments	2,416,659	1,568,548	(234,488)	2,817,103	6,795	864

Net increase (decrease) in net assets resulting from operations	3,119,819	3,194,828	2,151,297	3,326,472	10,864	3,011

From Contractowners Transactions:
Payments received from contractowners	3,990,926	2,792,419	2,814,279	1,275,621	75,183	1,468
Transfers between Variable Investment Options including guaranteed interest account, net	(220,962)	(128,179)	(576,688)	11,453,696	1,463	(22)
Redemptions for contract benefits and terminations	(205,326)	(137,057)	(319,982)	(111,463)	—	—
Contract maintenance charges	(860,108)	(665,792)	(787,519)	(416,609)	(5,279)	(1,731)

Net increase (decrease) in net assets resulting from contractowners transactions	2,704,530	1,861,391	1,130,090	12,201,245	71,367	(285)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	7,077	649	(1,683)	240	41	—

Net Increase (Decrease) in Net Assets	5,831,426	5,056,868	3,279,704	15,527,957	82,272	2,726
Net Assets — Beginning of Year or Period	14,762,246	9,705,378	15,527,957	—	56,201	53,475

Net Assets — End of Year or Period	$20,593,672	$14,762,246	$18,807,661	$15,527,957	$138,473	$56,201

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(h)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 5, 2020.
(i)	Units were made available on June 5, 2020.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$136,226	$136,034	$45,097	$65,103	$1,445,471	$974,664
Net realized gain (loss)	2,323,956	943,406	1,224,113	286,348	3,578,212	2,376,934
Net change in unrealized appreciation (depreciation) of investments	1,532,931	953,979	502,205	(3,530)	(921,563)	1,457,200

Net increase (decrease) in net assets resulting from operations	3,993,113	2,033,419	1,771,415	347,921	4,102,120	4,808,798

From Contractowners Transactions:
Payments received from contractowners	4,429,668	2,796,958	673,975	567,129	9,904,433	5,756,055
Transfers between Variable Investment Options including guaranteed interest account, net	(397,458)	(347,827)	(41,509)	122,597	(833,470)	(779,488)
Redemptions for contract benefits and terminations	(289,681)	(321,323)	(180,705)	(90,681)	(1,203,139)	(1,152,039)
Contract maintenance charges	(1,109,686)	(856,985)	(378,688)	(340,029)	(3,552,928)	(3,043,506)

Net increase (decrease) in net assets resulting from contractowners transactions	2,632,843	1,270,823	73,073	259,016	4,314,896	781,022

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	6,660	1,343	176	—	3,900	—

Net Increase (Decrease) in Net Assets	6,632,616	3,305,585	1,844,664	606,937	8,420,916	5,589,820
Net Assets — Beginning of Year or Period	16,198,307	12,892,722	6,449,837	5,842,900	47,571,611	41,981,791

Net Assets — End of Year or Period	$22,830,923	$16,198,307	$8,294,501	$6,449,837	$55,992,527	$47,571,611

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,812,986	$2,220,685	$4,519,488	$2,540,084	$—	$45,368
Net realized gain (loss)	10,513,702	6,104,834	10,532,348	7,928,582	41,039	92
Net change in unrealized appreciation (depreciation) of investments	1,783,380	5,649,121	(592,419)	3,381,935	(3,696)	169

Net increase (decrease) in net assets resulting from operations	15,110,068	13,974,640	14,459,417	13,850,601	37,343	45,629

From Contractowners Transactions:
Payments received from contractowners	15,525,914	16,513,274	17,814,684	12,052,050	23,796,114	13,521,998
Transfers between Variable Investment Options including guaranteed interest account, net	(2,303,490)	(3,150,618)	(2,132,500)	(1,588,933)	(10,107,412)	(15,644,484)
Redemptions for contract benefits and terminations	(2,034,271)	(2,862,288)	(3,455,121)	(2,680,005)	(2,835,947)	(7,454,037)
Contract maintenance charges	(9,775,812)	(9,843,043)	(6,885,867)	(5,891,788)	(2,532,572)	(1,500,398)

Net increase (decrease) in net assets resulting from contractowners transactions	1,412,341	657,325	5,341,196	1,891,324	8,320,183	(11,076,921)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	25,259	2,299	13,850	4,342

Net Increase (Decrease) in Net Assets	16,522,409	14,631,965	19,825,872	15,744,224	8,371,376	(11,026,950)
Net Assets — Beginning of Year or Period	126,339,168	111,707,203	113,008,912	97,264,688	12,073,818	23,100,768

Net Assets — End of Year or Period	$142,861,577	$126,339,168	$132,834,784	$113,008,912	$20,445,194	$12,073,818

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/MORGAN STANLEY SMALL CAP GROWTH*(j)		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$45,095	$1	$342,410	$92,496
Net realized gain (loss)	5,067,878	998,357	11,594	663	340,466	322,861
Net change in unrealized appreciation (depreciation) of investments	(5,281,373)	1,463,537	(48,070)	2,379	(242,357)	276,601

Net increase (decrease) in net assets resulting from operations	(213,495)	2,461,894	8,619	3,043	440,519	691,958

From Contractowners Transactions:
Payments received from contractowners	2,550,562	739,479	345,341	70,292	1,821,027	922,140
Transfers between Variable Investment Options including guaranteed interest account, net	1,055,429	3,300,557	79,012	12,336	783,894	57,543
Redemptions for contract benefits and terminations	(130,705)	(67,303)	(6)	—	(94,333)	(63,749)
Contract maintenance charges	(492,509)	(133,685)	(50,554)	(6,450)	(619,051)	(516,688)

Net increase (decrease) in net assets resulting from contractowners transactions	2,982,777	3,839,048	373,793	76,178	1,891,537	399,246

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,824	54,929	398	50	413	—

Net Increase (Decrease) in Net Assets	2,771,106	6,355,871	382,810	79,271	2,332,469	1,091,204
Net Assets — Beginning of Year or Period	6,358,755	2,884	87,558	8,287	7,208,069	6,116,865

Net Assets — End of Year or Period	$9,129,861	$6,358,755	$470,368	$87,558	$9,540,538	$7,208,069

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(j)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/PIMCO TOTAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$366,397	$322,394	$47,168	$87,949	$27,876	$40,941
Net realized gain (loss)	159,001	783,197	(2,806)	(21,221)	28,433	97,115
Net change in unrealized appreciation (depreciation) of investments	(799,119)	186,057	(92,867)	52,595	(127,051)	31,024

Net increase (decrease) in net assets resulting from operations	(273,721)	1,291,648	(48,505)	119,323	(70,742)	169,080

From Contractowners Transactions:
Payments received from contractowners	4,697,909	3,872,739	1,026,937	880,750	455,395	494,588
Transfers between Variable Investment Options including guaranteed interest account, net	698,319	944,968	1,879,032	(3,296,461)	318,450	78,198
Redemptions for contract benefits and terminations	(405,097)	(295,839)	(263,359)	(518,249)	(63,383)	(50,298)
Contract maintenance charges	(1,749,145)	(1,488,126)	(723,032)	(804,526)	(241,464)	(264,229)

Net increase (decrease) in net assets resulting from contractowners transactions	3,241,986	3,033,742	1,919,578	(3,738,486)	468,998	258,259

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	5,883	650	445	204	—	—

Net Increase (Decrease) in Net Assets	2,974,148	4,326,040	1,871,518	(3,618,959)	398,256	427,339
Net Assets — Beginning of Year or Period	18,458,964	14,132,924	11,746,965	15,365,924	3,201,475	2,774,136

Net Assets — End of Year or Period	$21,433,112	$18,458,964	$13,618,483	$11,746,965	$3,599,731	$3,201,475

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$135,345	$130,330	$—	$—	$—	$—
Net realized gain (loss)	2,479,582	380,007	4,860,858	1,525,288	136,912	16,831
Net change in unrealized appreciation (depreciation) of investments	(223,271)	2,312,656	42,316	6,769,117	(4,019)	64,619

Net increase (decrease) in net assets resulting from operations	2,391,656	2,822,993	4,903,174	8,294,405	132,893	81,450

From Contractowners Transactions:
Payments received from contractowners	3,908,046	1,965,869	8,991,362	5,707,082	1,685,261	696,745
Transfers between Variable Investment Options including guaranteed interest account, net	376,012	(257)	464,771	487,061	102,684	140,797
Redemptions for contract benefits and terminations	(176,603)	(189,709)	(595,445)	(227,945)	(116)	(17)
Contract maintenance charges	(956,057)	(729,353)	(2,349,431)	(1,704,993)	(260,084)	(61,310)

Net increase (decrease) in net assets resulting from contractowners transactions	3,151,398	1,046,550	6,511,257	4,261,205	1,527,745	776,215

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	3,195	628	—	1,300	2,442	449

Net Increase (Decrease) in Net Assets	5,546,249	3,870,171	11,414,431	12,556,910	1,663,080	858,114
Net Assets — Beginning of Year or Period	15,862,783	11,992,612	32,907,091	20,350,181	878,938	20,824

Net Assets — End of Year or Period	$21,409,032	$15,862,783	$44,321,522	$32,907,091	$2,542,018	$878,938

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*		FIDELITY® VIP ASSET MANAGER PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$154,820	$308,263	$108,427	$78,334	$218	$212
Net realized gain (loss)	4,513,270	1,429,019	(386,963)	(272,734)	719	301
Net change in unrealized appreciation (depreciation) of investments	90,265	(1,047,328)	1,183,094	(767,787)	468	1,510

Net increase (decrease) in net assets resulting from operations	4,758,355	689,954	904,558	(962,187)	1,405	2,023

From Contractowners Transactions:
Payments received from contractowners	3,281,181	2,831,977	586,683	555,482	7	7
Transfers between Variable Investment Options including guaranteed interest account, net	(704,167)	(224,796)	(94,522)	408,281	134	134
Redemptions for contract benefits and terminations	(264,698)	(345,050)	(76,058)	(19,083)	—	—
Contract maintenance charges	(1,322,247)	(1,199,814)	(264,857)	(261,242)	(3,174)	(2,412)

Net increase (decrease) in net assets resulting from contractowners transactions	990,069	1,062,317	151,246	683,438	(3,033)	(2,271)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,439	352	—	—	—	—

Net Increase (Decrease) in Net Assets	5,749,863	1,752,623	1,055,804	(278,749)	(1,628)	(248)
Net Assets — Beginning of Year or Period	18,442,472	16,689,849	2,452,656	2,731,405	15,286	15,534

Net Assets — End of Year or Period	$24,192,335	$18,442,472	$3,508,460	$2,452,656	$13,658	$15,286

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(a)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2021	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,850	$114,469	$60,865	$39,162	$24,894
Net realized gain (loss)	2,071	299,532	151,752	1,862,061	(62,088)
Net change in unrealized appreciation (depreciation) of investments	(6,260)	587,782	58,329	251,027	1,366,884

Net increase (decrease) in net assets resulting from operations	(1,339)	1,001,783	270,946	2,152,250	1,329,690

From Contractowners Transactions:
Payments received from contractowners	246,525	1,076,394	816,866	2,149,256	1,520,623
Transfers between Variable Investment Options including guaranteed interest account, net	4,251	356,624	(82,839)	(200,781)	(179,995)
Redemptions for contract benefits and terminations	—	(39,954)	(19,952)	(128,812)	(76,097)
Contract maintenance charges	(5,633)	(350,870)	(273,886)	(572,814)	(471,303)

Net increase (decrease) in net assets resulting from contractowners transactions	245,143	1,042,194	440,189	1,246,849	793,228

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	53	2,671	694	1,183	200

Net Increase (Decrease) in Net Assets	243,857	2,046,648	711,829	3,400,282	2,123,118
Net Assets — Beginning of Year or Period	—	3,600,981	2,889,152	8,092,188	5,969,070

Net Assets — End of Year or Period	$243,857	$5,647,629	$3,600,981	$11,492,470	$8,092,188

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 4, 2021.

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FIDELITY® VIP VALUE PORTFOLIO(a)	FRANKLIN INCOME VIP FUND		FRANKLIN MUTUAL SHARES VIP FUND
	2021	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$757	$16,916	$17,925	$32,866	$23,159
Net realized gain (loss)	7,057	(416)	(1,645)	(8,721)	3,914
Net change in unrealized appreciation (depreciation) of investments	(5,754)	39,109	(13,622)	159,975	(53,667)

Net increase (decrease) in net assets resulting from operations	2,060	55,609	2,658	184,120	(26,594)

From Contractowners Transactions:
Payments received from contractowners	67,075	9,966	10,307	149,290	188,452
Transfers between Variable Investment Options including guaranteed interest account, net	1,244	(3,740)	(3,969)	(2,976)	40,905
Redemptions for contract benefits and terminations	—	—	—	(28,690)	(2,640)
Contract maintenance charges	(1,903)	(6,999)	(7,266)	(83,914)	(80,606)

Net increase (decrease) in net assets resulting from contractowners transactions	66,416	(773)	(928)	33,710	146,111

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	18	—	—	—	9

Net Increase (Decrease) in Net Assets	68,494	54,836	1,730	217,830	119,526
Net Assets — Beginning of Year or Period	—	332,248	330,518	953,860	834,334

Net Assets — End of Year or Period	$68,494	$387,084	$332,248	$1,171,690	$953,860

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 4, 2021.

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. GLOBAL CORE EQUITY FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$32,683	$26,464	$677	$407	$14	$18
Net realized gain (loss)	51,588	(5,107)	158	344	349	46
Net change in unrealized appreciation (depreciation) of investments	547,608	180,589	2,736	(756)	(138)	97

Net increase (decrease) in net assets resulting from operations	631,879	201,946	3,571	(5)	225	161

From Contractowners Transactions:
Payments received from contractowners	817,103	547,404	20,604	24	24	21
Transfers between Variable Investment Options including guaranteed interest account, net	35,000	5,468	7,439	(25)	(26)	(23)
Redemptions for contract benefits and terminations	(17,830)	(33,837)	—	—	—	—
Contract maintenance charges	(220,257)	(149,857)	(1,298)	(214)	(309)	(270)

Net increase (decrease) in net assets resulting from contractowners transactions	614,016	369,178	26,745	(215)	(311)	(272)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	722	204	15	—	—	—

Net Increase (Decrease) in Net Assets	1,246,617	571,328	30,331	(220)	(86)	(111)
Net Assets — Beginning of Year or Period	2,436,376	1,865,048	14,277	14,497	1,526	1,637

Net Assets — End of Year or Period	$3,682,993	$2,436,376	$44,608	$14,277	$1,440	$1,526

The accompanying notes are an integral part of these financial statements.

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$141	$182	$3,608	$5,798	$55	$361
Net realized gain (loss)	7,917	1,698	(11,880)	197,512	145,002	71,521
Net change in unrealized appreciation (depreciation) of investments	(102)	6,273	314,158	(85,385)	202,830	304,666

Net increase (decrease) in net assets resulting from operations	7,956	8,153	305,886	117,925	347,887	376,548

From Contractowners Transactions:
Payments received from contractowners	1,408	1,472	99,151	127,869	308,559	285,098
Transfers between Variable Investment Options including guaranteed interest account, net	(29)	(27)	(198,752)	(11,903)	(80,758)	(79,493)
Redemptions for contract benefits and terminations	—	—	(20,220)	(2,557)	(47,698)	(24,121)
Contract maintenance charges	(2,158)	(2,196)	(65,177)	(62,926)	(94,343)	(93,725)

Net increase (decrease) in net assets resulting from contractowners transactions	(779)	(751)	(184,998)	50,483	85,760	87,759

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	11	10	9	—	—

Net Increase (Decrease) in Net Assets	7,177	7,413	120,898	168,417	433,647	464,307
Net Assets — Beginning of Year or Period	65,280	57,867	1,378,580	1,210,163	1,729,994	1,265,687

Net Assets — End of Year or Period	$72,457	$65,280	$1,499,478	$1,378,580	$2,163,641	$1,729,994

The accompanying notes are an integral part of these financial statements.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	INVESCO V.I. TECHNOLOGY FUND		JANUS HENDERSON BALANCED PORTFOLIO(a)	JANUS HENDERSON ENTERPRISE PORTFOLIO
	2021	2020	2021	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$309	$20,080	$3,353
Net realized gain (loss)	7,484	5,284	96	1,115,843	265,936
Net change in unrealized appreciation (depreciation) of investments	1,750	14,938	6,887	(204,526)	805,917

Net increase (decrease) in net assets resulting from operations	9,234	20,222	7,292	931,397	1,075,206

From Contractowners Transactions:
Payments received from contractowners	1,384	1,448	324,235	40,022	63,496
Transfers between Variable Investment Options including guaranteed interest account, net	(4)	—	2,337	(2,904,869)	1,059,782
Redemptions for contract benefits and terminations	—	—	—	(149,320)	(121,771)
Contract maintenance charges	(2,122)	(1,956)	(10,623)	(179,058)	(178,408)

Net increase (decrease) in net assets resulting from contractowners transactions	(742)	(508)	315,949	(3,193,225)	823,099

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	68	—	—

Net Increase (Decrease) in Net Assets	8,492	19,714	323,309	(2,261,828)	1,898,305
Net Assets — Beginning of Year or Period	64,264	44,550	—	6,114,174	4,215,869

Net Assets — End of Year or Period	$72,756	$64,264	$323,309	$3,852,346	$6,114,174

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 4, 2021.

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	JANUS HENDERSON FORTY PORTFOLIO		JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON MID CAP VALUE PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$5,839	$175	$187	$10,523	$18,537
Net realized gain (loss)	359,013	160,283	1,627	1,374	86,996	(46,847)
Net change in unrealized appreciation (depreciation) of investments	238,679	579,376	3,653	3,493	358,099	(4,252)

Net increase (decrease) in net assets resulting from operations	597,692	745,498	5,455	5,054	455,618	(32,562)

From Contractowners Transactions:
Payments received from contractowners	14	12	—	—	39,941	22,856
Transfers between Variable Investment Options including guaranteed interest account, net	(35)	(13)	—	—	1,147,063	172,709
Redemptions for contract benefits and terminations	—	—	—	—	(50,681)	(59,580)
Contract maintenance charges	(40,887)	(44,285)	(247)	(251)	(84,037)	(67,850)

Net increase (decrease) in net assets resulting from contractowners transactions	(40,908)	(44,286)	(247)	(251)	1,052,286	68,135

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	20	25	—	3,847	—	—

Net Increase (Decrease) in Net Assets	556,804	701,237	5,208	8,650	1,507,904	35,573
Net Assets — Beginning of Year or Period	2,625,254	1,924,017	30,247	21,597	2,001,680	1,966,107

Net Assets — End of Year or Period	$3,182,058	$2,625,254	$35,455	$30,247	$3,509,584	$2,001,680

The accompanying notes are an integral part of these financial statements.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	JANUS HENDERSON OVERSEAS PORTFOLIO		LORD ABBETT SERIES FUND -BOND DEBENTURE PORTFOLIO		MFS® INVESTORS TRUST SERIES
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,941	$2,584	$29,629	$10,172	$4,070	$3,085
Net realized gain (loss)	1,901	(1,455)	27,624	(639)	46,707	32,016
Net change in unrealized appreciation (depreciation) of investments	25,177	29,304	(43,923)	11,856	171,808	64,192

Net increase (decrease) in net assets resulting from operations	30,019	30,433	13,330	21,389	222,585	99,293

From Contractowners Transactions:
Payments received from contractowners	285	236	688,527	286,364	119,464	135,081
Transfers between Variable Investment Options including guaranteed interest account, net	26,482	(8,651)	87,585	4,151	9,251	(40,368)
Redemptions for contract benefits and terminations	—	—	(119)	(3)	(3,319)	(15,884)
Contract maintenance charges	(4,701)	(4,684)	(88,416)	(18,078)	(67,325)	(67,434)

Net increase (decrease) in net assets resulting from contractowners transactions	22,066	(13,099)	687,577	272,434	58,071	11,395

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	870	200	—	—

Net Increase (Decrease) in Net Assets	52,085	17,334	701,777	294,023	280,656	110,688
Net Assets — Beginning of Year or Period	224,922	207,588	294,706	683	817,704	707,016

Net Assets — End of Year or Period	$277,007	$224,922	$996,483	$294,706	$1,098,360	$817,704

The accompanying notes are an integral part of these financial statements.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,143	$5,566	$6,083	$5,014	$—	$—
Net realized gain (loss)	660,698	320,753	(265)	(204)	2,639,891	1,126,453
Net change in unrealized appreciation (depreciation) of investments	163,776	219,901	(8,193)	1,728	(653,499)	1,416,383

Net increase (decrease) in net assets resulting from operations	825,617	546,220	(2,375)	6,538	1,986,392	2,542,836

From Contractowners Transactions:
Payments received from contractowners	680,158	580,669	2,278	2,324	1,754,210	1,163,010
Transfers between Variable Investment Options including guaranteed interest account, net	(110,447)	85,153	(209)	(260)	(624,373)	163,179
Redemptions for contract benefits and terminations	(54,192)	(18,449)	—	—	(175,452)	(109,473)
Contract maintenance charges	(159,185)	(150,425)	(1,185)	(1,224)	(528,898)	(401,765)

Net increase (decrease) in net assets resulting from contractowners transactions	356,334	496,948	884	840	425,487	814,951

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	—	—	1,877	1,150

Net Increase (Decrease) in Net Assets	1,181,951	1,043,168	(1,491)	7,378	2,413,756	3,358,937
Net Assets — Beginning of Year or Period	3,029,051	1,985,883	119,276	111,898	9,394,783	6,035,846

Net Assets — End of Year or Period	$4,211,002	$3,029,051	$117,785	$119,276	$11,808,539	$9,394,783

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$218,542	$272,478	$—	$24,296	$144,899	$139,096
Net realized gain (loss)	31,688	412,303	5,440,604	4,909,106	(46,319)	(145,203)
Net change in unrealized appreciation (depreciation) of investments	(465,543)	175,843	306,143	3,442,963	829,828	83,384

Net increase (decrease) in net assets resulting from operations	(215,313)	860,624	5,746,747	8,376,365	928,408	77,277

From Contractowners Transactions:
Payments received from contractowners	675,408	736,613	6,325,883	3,910,639	563,650	384,774
Transfers between Variable Investment Options including guaranteed interest account, net	900,073	1,373,786	(571,734)	160,197	(73,708)	71,575
Redemptions for contract benefits and terminations	(319,935)	(412,729)	(550,445)	(236,996)	(52,935)	(25,348)
Contract maintenance charges	(701,156)	(748,582)	(1,593,237)	(1,057,749)	(224,594)	(193,271)

Net increase (decrease) in net assets resulting from contractowners transactions	554,390	949,088	3,610,467	2,776,091	212,413	237,730

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	5,921	1,728	262	—

Net Increase (Decrease) in Net Assets	339,077	1,809,712	9,363,135	11,154,184	1,141,083	315,007
Net Assets — Beginning of Year or Period	14,917,354	13,107,642	25,712,492	14,558,308	2,748,564	2,433,557

Net Assets — End of Year or Period	$15,256,431	$14,917,354	$35,075,627	$25,712,492	$3,889,647	$2,748,564

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	T. ROWE PRICE EQUITY INCOME PORTFOLIO		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$69,344	$67,438	$19,958	$14,800	$41,900	$27,270
Net realized gain (loss)	439,912	(8,357)	104,327	19,274	103,981	47,775
Net change in unrealized appreciation (depreciation) of investments	544,093	79,322	(28,778)	34,379	125,205	169,533

Net increase (decrease) in net assets resulting from operations	1,053,349	138,403	95,507	68,453	271,086	244,578

From Contractowners Transactions:
Payments received from contractowners	984,186	888,199	168,615	209,509	332,755	395,769
Transfers between Variable Investment Options including guaranteed interest account, net	7,143	3,073	317	(108,477)	163,282	3,414
Redemptions for contract benefits and terminations	(69,273)	(21,107)	(25)	—	(79,200)	(69,031)
Contract maintenance charges	(304,628)	(260,617)	(71,120)	(75,178)	(168,527)	(165,220)

Net increase (decrease) in net assets resulting from contractowners transactions	617,428	609,548	97,787	25,854	248,310	164,932

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,220	300	—	—	—	—

Net Increase (Decrease) in Net Assets	1,671,997	748,251	193,294	94,307	519,396	409,510
Net Assets — Beginning of Year or Period	3,935,962	3,187,711	903,036	808,729	1,867,769	1,458,259

Net Assets — End of Year or Period	$5,607,959	$3,935,962	$1,096,330	$903,036	$2,387,165	$1,867,769

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$40,464	$25,639	$75,398	$40,144	$36,759	$119,968
Net realized gain (loss)	101,594	70,797	125,619	22,426	207,822	97,678
Net change in unrealized appreciation (depreciation) of investments	151,250	171,858	382,205	356,920	(516,927)	348,846

Net increase (decrease) in net assets resulting from operations	293,308	268,294	583,222	419,490	(272,346)	566,492

From Contractowners Transactions:
Payments received from contractowners	384,050	438,839	644,191	708,406	881,640	529,820
Transfers between Variable Investment Options including guaranteed interest account, net	(131,322)	8,155	(91,283)	40,198	263,174	73,029
Redemptions for contract benefits and terminations	—	(134,232)	(9,899)	(10,380)	(63,809)	(31,830)
Contract maintenance charges	(131,024)	(133,557)	(261,068)	(257,097)	(279,592)	(219,423)

Net increase (decrease) in net assets resulting from contractowners transactions	121,704	179,205	281,941	481,127	801,413	351,596

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	—	—	541	100

Net Increase (Decrease) in Net Assets	415,012	447,499	865,163	900,617	529,608	918,188
Net Assets — Beginning of Year or Period	1,829,732	1,382,233	3,080,929	2,180,312	3,886,674	2,968,486

Net Assets — End of Year or Period	$2,244,744	$1,829,732	$3,946,092	$3,080,929	$4,416,282	$3,886,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	TEMPLETON GLOBAL BOND VIP FUND		TEMPLETON GROWTH VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$744,063	$12,105	$27,590	$2,233	$2,845
Net realized gain (loss)	(123,170)	(94,740)	(22,009)	(88,654)	108	57
Net change in unrealized appreciation (depreciation) of investments	(404,258)	(1,128,181)	58,800	119,516	(4,121)	648

Net increase (decrease) in net assets resulting from operations	(527,428)	(478,858)	48,896	58,452	(1,780)	3,550

From Contractowners Transactions:
Payments received from contractowners	2,440,291	1,941,526	166,329	186,611	1,444	1,511
Transfers between Variable Investment Options including guaranteed interest account, net	1,009,860	195,914	(43,302)	(82,109)	(65)	(69)
Redemptions for contract benefits and terminations	(216,690)	(120,103)	(7,566)	(8,996)	—	—
Contract maintenance charges	(845,603)	(808,103)	(80,474)	(77,928)	(979)	(1,080)

Net increase (decrease) in net assets resulting from contractowners transactions	2,387,858	1,209,234	34,987	17,578	400	362

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,695	484	—	—	—	—

Net Increase (Decrease) in Net Assets	1,862,125	730,860	83,883	76,030	(1,380)	3,912
Net Assets — Beginning of Year or Period	9,647,114	8,916,254	1,049,730	973,700	44,058	40,146

Net Assets — End of Year or Period	$11,509,239	$9,647,114	$1,133,613	$1,049,730	$42,678	$44,058

The accompanying notes are an integral part of these financial statements.

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

	VANECK VIP EMERGING MARKETS FUND		VANECK VIP GLOBAL RESOURCES FUND
	2021	2020	2021	2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$206	$381	$15,805	$25,198
Net realized gain (loss)	601	623	135,369	(211,977)
Net change in unrealized appreciation (depreciation) of investments	(3,442)	2,282	635,075	937,585

Net increase (decrease) in net assets resulting from operations	(2,635)	3,286	786,249	750,806

From Contractowners Transactions:
Payments received from contractowners	42	38	440,044	412,274
Transfers between Variable Investment Options including guaranteed interest account, net	96	100	(155,922)	82,998
Redemptions for contract benefits and terminations	—	—	(71,428)	(45,053)
Contract maintenance charges	(263)	(241)	(251,423)	(251,496)

Net increase (decrease) in net assets resulting from contractowners transactions	(125)	(103)	(38,729)	198,723

Net Increase (Decrease) in Net Assets	(2,760)	3,183	747,520	949,529
Net Assets — Beginning of Year or Period	22,328	19,145	4,230,366	3,280,837

Net Assets — End of Year or Period	$19,568	$22,328	$4,977,886	$4,230,366

The accompanying notes are an integral part of these financial statements.

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

The change in units outstanding for the years or periods ended December 31, 2021 and 2020 were as follows:

		2021			2020
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	4,798	(1,155)	3,643	2,733	(641)	2,092

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	8,220	(2,646)	5,574	8,021	(2,502)	5,519

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	7,835	(1,036)	6,799	4,669	(935)	3,734

1290 VT EQUITY INCOME	IA	2,290	(2,362)	(72)	1,067	(2,615)	(1,548)
1290 VT EQUITY INCOME	IB	1,489	(1,040)	449	1,628	(365)	1,263

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	3,374	(1,452)	1,922	2,555	(778)	1,777

1290 VT GAMCO SMALL COMPANY VALUE	IB	21,317	(7,991)	13,326	23,783	(5,703)	18,080

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	862	(743)	119	906	(83)	823

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	379	(1)	378	—	—	—

1290 VT NATURAL RESOURCES	IB	7,244	(874)	6,370	428	(160)	268

1290 VT REAL ESTATE	IB	570	(30)	540	—	—	—

1290 VT SMALL CAP VALUE	IB	4,981	(1,886)	3,095	11,763	(428)	11,335

1290 VT SMARTBETA EQUITY	IB	5,336	(657)	4,679	3,196	(575)	2,621

1290 VT SOCIALLY RESPONSIBLE	IA	—	(2)	(2)	—	(3)	(3)
1290 VT SOCIALLY RESPONSIBLE	IB	4,662	(523)	4,139	2,865	(2,724)	141

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	CLASS 4	2,530	(110)	2,420	—	—	—

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	9,723	(1,440)	8,283	7,405	(2,372)	5,033

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	16,556	(1,986)	14,570	8,495	(2,491)	6,004

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	2,142	(94)	2,048	—	—	—

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	13,769	(73,797)	(60,028)	90,520	(189,040)	(98,520)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	245	(4)	241	—	—	—

DELAWARE IVY VIP HIGH INCOME	CLASS II	26,547	(6,012)	20,535	19,578	(6,906)	12,672

DELAWARE IVY VIP SMALL CAP GROWTH	CLASS II	4,934	(1,574)	3,360	3,711	(1,991)	1,720

The accompanying notes are an integral part of these financial statements.

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/400 MANAGED VOLATILITY	IB	452	(474)	(22)	1,211	(1,082)	129
EQ/500 MANAGED VOLATILITY	IB	2,106	(1,204)	902	2,861	(2,306)	555

EQ/2000 MANAGED VOLATILITY	IB	1,083	(485)	598	1,641	(881)	760

EQ/AB SMALL CAP GROWTH	IA	3,428	(6,886)	(3,458)	3,498	(53)	3,445
EQ/AB SMALL CAP GROWTH	IB	12,528	(1,329)	11,199	7,392	(1,471)	5,921

EQ/AGGRESSIVE ALLOCATION	B	23,701	(5,219)	18,482	12,275	(10,225)	2,050

EQ/ALL ASSET GROWTH ALLOCATION	IB	11,522	(5,160)	6,362	10,629	(4,384)	6,245

EQ/AMERICAN CENTURY MID CAP VALUE	IB	17,220	(3,059)	14,161	22,075	(2,900)	19,175

EQ/BALANCED STRATEGY	IB	10,275	(8,513)	1,762	12,453	(11,597)	856

EQ/CAPITAL GROUP RESEARCH	IA	34	(52)	(18)	44	(65)	(21)
EQ/CAPITAL GROUP RESEARCH	IB	999	(492)	507	6,768	(828)	5,940

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	6,362	(2,896)	3,466	4,448	(4,118)	330

EQ/COMMON STOCK INDEX	IA	9,500	(2,996)	6,504	6,883	(7,304)	(421)
EQ/COMMON STOCK INDEX	IB	103,744	(11,403)	92,341	61,906	(18,616)	43,290

EQ/CONSERVATIVE ALLOCATION	A	10,323	(157)	10,166	—	—	—
EQ/CONSERVATIVE ALLOCATION	B	5,569	(1,479)	4,090	2,516	(1,652)	864

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,422	(5,270)	(2,848)	5,249	(2,155)	3,094

EQ/CONSERVATIVE STRATEGY	IB	1,748	(1,242)	506	1,857	(1,426)	431

EQ/CONSERVATIVE-PLUS ALLOCATION	A	18,311	(295)	18,016	2	(12)	(10)
EQ/CONSERVATIVE-PLUS ALLOCATION	B	8,325	(4,131)	4,194	4,463	(2,326)	2,137

EQ/CORE BOND INDEX	IA	77,367	(8,703)	68,664	16,360	(28,042)	(11,682)
EQ/CORE BOND INDEX	IB	35,598	(5,483)	30,115	20,548	(8,430)	12,118

EQ/CORE PLUS BOND	B	27,216	(2,175)	25,041	3,302	(1,735)	1,567

EQ/EMERGING MARKETS EQUITY PLUS	IB	3,885	(145)	3,740	1,196	(62)	1,134

EQ/EQUITY 500 INDEX	IB	159,704	(17,189)	142,515	106,781	(19,091)	87,690

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	1,996	(2,293)	(297)	3,216	(2,498)	718
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	K	41	(968)	(927)	52	(3,593)	(3,541)

The accompanying notes are an integral part of these financial statements.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/FRANKLIN RISING DIVIDENDS	IB	15,634	(2,987)	12,647	11,606	(3,078)	8,528

EQ/FRANKLIN STRATEGIC INCOME	IB	18,103	(4,811)	13,292	11,544	(3,564)	7,980

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	1,078	(1,287)	(209)	825	(2,212)	(1,387)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	6,631	(1,270)	5,361	5,457	(903)	4,554

EQ/GROWTH STRATEGY	IB	19,883	(10,554)	9,329	23,495	(7,730)	15,765

EQ/INTERMEDIATE GOVERNMENT BOND	IA	36,973	(56,596)	(19,623)	31,496	(50,499)	(19,003)
EQ/INTERMEDIATE GOVERNMENT BOND	IB	2,852	(1,904)	948	4,035	(3,119)	916

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	3,803	(1,270)	2,533	2,595	(2,223)	372

EQ/INTERNATIONAL EQUITY INDEX	IA	16,823	(32,689)	(15,866)	97,472	(88,239)	9,233
EQ/INTERNATIONAL EQUITY INDEX	IB	32,542	(3,659)	28,883	19,426	(8,169)	11,257

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	887	(577)	310	1,615	(769)	846

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	119	(332)	(213)	147	(460)	(313)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	4,788	(1,446)	3,342	2,910	(1,082)	1,828

EQ/INVESCO COMSTOCK	IB	4,143	(3,242)	901	4,755	(3,230)	1,525

EQ/INVESCO GLOBAL	IB	3,577	(163)	3,414	1,724	(100)	1,624

EQ/INVESCO GLOBAL REAL ASSETS	IB	9,919	(2,818)	7,101	8,621	(2,836)	5,785

EQ/INVESCO INTERNATIONAL GROWTH	IB	5,121	(2,091)	3,030	4,443	(3,007)	1,436

EQ/JANUS ENTERPRISE	IA	1	(143)	(142)	—	(203)	(203)
EQ/JANUS ENTERPRISE	IB	6,377	(2,148)	4,229	14,520	(2,497)	12,023

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	—	(1)	(1)	—	(1)	(1)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	19,976	(2,913)	17,063	10,541	(2,338)	8,203

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	1,838	(903)	935	2,615	(647)	1,968

EQ/LARGE CAP GROWTH INDEX	IB	21,119	(4,735)	16,384	17,441	(6,855)	10,586

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	25	(217)	(192)	36	(366)	(330)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	3,513	(1,496)	2,017	2,903	(1,791)	1,112

EQ/LARGE CAP VALUE INDEX	IB	15,458	(4,403)	11,055	16,682	(7,696)	8,986

The accompanying notes are an integral part of these financial statements.

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	39	(19)	20	60	(20)	40
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	1,897	(2,376)	(479)	2,412	(2,204)	208

EQ/LAZARD EMERGING MARKETS EQUITY	IB	10,609	(5,582)	5,027	16,934	(5,660)	11,274

EQ/LOOMIS SAYLES GROWTH	IB	8,421	(8,957)	(536)	9,375	(3,417)	5,958

EQ/MFS INTERNATIONAL GROWTH	IB	34,561	(20,562)	13,999	49,357	(55,465)	(6,108)

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	27,166	(3,130)	24,036	20,596	(3,958)	16,638

EQ/MFS MID CAP FOCUSED GROWTH	IB	16,876	(3,131)	13,745	11,981	(2,873)	9,108

EQ/MFS TECHNOLOGY	IB	21,797	(13,026)	8,771	121,709	(5,464)	116,245

EQ/MFS UTILITIES SERIES	IB	770	(89)	681	—	—	—
EQ/MFS UTILITIES SERIES	K	19	(22)	(3)	21	(27)	(6)

EQ/MID CAP INDEX	IB	20,359	(3,370)	16,989	14,236	(4,850)	9,386

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	230	(491)	(261)	327	(609)	(282)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2,972	(1,186)	1,786	2,502	(634)	1,868

EQ/MODERATE ALLOCATION	A	34	(33)	1	37	(37)	—
EQ/MODERATE ALLOCATION	B	47,931	(11,972)	35,959	21,548	(10,760)	10,788

EQ/MODERATE GROWTH STRATEGY	IB	25,273	(19,130)	6,143	34,346	(30,738)	3,608

EQ/MODERATE-PLUS ALLOCATION	A	7,866	(587)	7,279	108	(219)	(111)
EQ/MODERATE-PLUS ALLOCATION	B	74,808	(22,576)	52,232	46,197	(20,607)	25,590

EQ/MONEY MARKET	IA	75,624	(67,010)	8,614	212,102	(221,022)	(8,920)
EQ/MONEY MARKET	IB	259,249	(183,740)	75,509	154,066	(231,469)	(77,403)

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	43,302	(27,983)	15,319	51,925	(14,401)	37,524

EQ/PIMCO GLOBAL REAL RETURN	IB	3,568	(308)	3,260	726	(24)	702

EQ/PIMCO REAL RETURN	IB	17,409	(3,110)	14,299	9,191	(6,301)	2,890

EQ/PIMCO TOTAL RETURN	IB	41,200	(15,264)	25,936	38,221	(15,256)	22,965

EQ/PIMCO ULTRA SHORT BOND	IA	197,179	(142,631)	54,548	116,854	(400,530)	(283,676)
EQ/PIMCO ULTRA SHORT BOND	IB	12,929	(3,701)	9,228	7,825	(3,554)	4,271

EQ/QUALITY BOND PLUS	IA	71	(118)	(47)	79	(154)	(75)
EQ/QUALITY BOND PLUS	IB	3,298	(846)	2,452	3,479	(2,128)	1,351

The accompanying notes are an integral part of these financial statements.

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/SMALL COMPANY INDEX	IA	28,637	(10,530)	18,107	12,327	(13,003)	(676)
EQ/SMALL COMPANY INDEX	IB	18,369	(2,589)	15,780	8,848	(2,781)	6,067

EQ/T. ROWE PRICE GROWTH STOCK	IB	35,710	(3,960)	31,750	24,840	(3,979)	20,861

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	11,439	(1,614)	9,825	6,118	(299)	5,819

EQ/VALUE EQUITY	IB	8,042	(1,673)	6,369	7,785	(1,994)	5,791

EQ/WELLINGTON ENERGY	IB	9,839	(6,909)	2,930	20,212	(4,104)	16,108

FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	5	(102)	(97)	5	(93)	(88)

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	2,330	(22)	2,308	—	—	—

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	2,428	(321)	2,107	111	(1,863)	(1,752)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	6,044	(1,071)	4,973	5,296	(1,681)	3,615

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	8,643	(1,571)	7,072	7,582	(2,286)	5,296

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	744	(83)	661	—	—	—

FRANKLIN INCOME VIP FUND	CLASS 2	488	(525)	(37)	641	(671)	(30)

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	602	(456)	146	1,165	(367)	798

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	5,206	(1,682)	3,524	4,223	(1,463)	2,760

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	1	(13)	(12)	2	(16)	(14)
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	277	(5)	272	—	—	—

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	1	(13)	(12)	1	(15)	(14)

INVESCO V.I. HEALTH CARE FUND	SERIES I	28	(43)	(15)	33	(53)	(20)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	279	(1,006)	(727)	1,207	(930)	277

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	987	(732)	255	1,157	(714)	443

INVESCO V.I. TECHNOLOGY FUND	SERIES I	21	(32)	(11)	27	(41)	(14)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	2,955	(40)	2,915	—	—	—

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	2,293	(80,234)	(77,941)	65,367	(35,557)	29,810

JANUS HENDERSON FORTY PORTFOLIO	INSTITUTIONAL SHARES	1	(664)	(663)	—	(1,047)	(1,047)

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	—	(10)	(10)	—	(13)	(13)

The accompanying notes are an integral part of these financial statements.

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2021 AND 2020

		2021			2020
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	42,306	(17,212)	25,094	17,921	(16,331)	1,590

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	1,262	(574)	688	387	(986)	(599)

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	6,729	(754)	5,975	2,763	(137)	2,626

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	288	(132)	156	380	(336)	44

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	2,061	(1,285)	776	2,419	(967)	1,452

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	63	(38)	25	74	(43)	31

MULTIMANAGER AGGRESSIVE EQUITY	IB	6,833	(3,185)	3,648	7,106	(2,706)	4,400

MULTIMANAGER CORE BOND	IA	53,938	(61,030)	(7,092)	447,764	(402,213)	45,551
MULTIMANAGER CORE BOND	IB	4,430	(1,196)	3,234	2,691	(1,579)	1,112

MULTIMANAGER TECHNOLOGY	IB	20,213	(2,038)	18,175	14,488	(2,662)	11,826

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	6,516	(4,905)	1,611	6,644	(2,888)	3,756

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	6,138	(2,208)	3,930	6,200	(1,633)	4,567

TARGET 2025 ALLOCATION	B	2,674	(2,082)	592	2,078	(2,111)	(33)
TARGET 2035 ALLOCATION	B	2,588	(1,129)	1,459	2,253	(890)	1,363
TARGET 2045 ALLOCATION	B	2,167	(1,535)	632	3,190	(1,595)	1,595
TARGET 2055 ALLOCATION	B	3,253	(1,714)	1,539	4,488	(1,026)	3,462

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	8,199	(2,717)	5,482	4,799	(2,081)	2,718

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	25,295	(3,553)	21,742	14,028	(3,721)	10,307

TEMPLETON GROWTH VIP FUND	CLASS 2	803	(637)	166	1,219	(1,115)	104

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	58	(42)	16	63	(50)	13

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	5	(8)	(3)	5	(9)	(4)

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	4,401	(5,631)	(1,230)	8,829	(5,609)	3,220
VANECK VIP GLOBAL RESOURCES FUND	INITIAL CLASS	9,797	(8,168)	1,629	12,748	(10,702)	2,046

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements

December 31, 2021

1.	Organization

Equitable America Variable Account K (the “Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) in 2013. Equitable America changed its name effective December 13, 2019, and the Account changed its name subsequent to December 31, 2019. Equitable America is an Arizona stock life insurance company. On October 1, 2013, Equitable America entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account operates as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, Blackrock Variable Series Funds, Inc., BNY Mellon Investment Adviser, Inc., Delaware Variable Insurance Product (VIP) Trust, EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbet Series Fund, INC., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Universal Institutional Fund, Inc., and VanEck VIP Trust (collectively, “the Trusts”). The Trusts are registered under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Core Equity Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. Main Street Mid Cap Fund(1)
•	Invesco V.I. Small Cap Equity Fund
•	Invesco V.I. Technology Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation FundSM
•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

Blackrock Variable Series Funds, Inc.

•	Blackrock Global Allocation V.I. Fund

BNY Mellon Investment Adviser, Inc.

•	BNY Mellon Stock Index Fund, Inc.

Delaware Variable Insurance Product (VIP) Trust

•	Delaware Ivy VIP High Income(2)
•	Delaware Ivy VIP Small Cap Growth(3)

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT Doubleline Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Low Volatility Global Equity
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/Clearbridge Large Cap Growth
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

1.	Organization (Continued)

•	EQ/Emerging Markets Equity Plus
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets(4)
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity(5)
•	EQ/Wellington Energy
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technologyy

EQ Premier VIP Trust*

•	EQ/Aggressive Allocation
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Plus Bond
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager Portfolio
•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Forty Portfolio
•	Janus Henderson Global Research Portfolio
•	Janus Henderson Mid Cap Value Portfolio
•	Janus Henderson Overseas Portfolio

Legg Mason Partners Variable Equity Trust

•	Clearbridge Variable Mid Cap Portfolio

Lord Abbet Series Fund, Inc.

•	Lord Abbett Series Fund—Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

1.	Organization (Concluded)

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

The Universal Institutional Fund, Inc.

•	Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio

VanEck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund
•	VanEck VIP Emerging Markets Fund
•	VanEck VIP Global Resources Fund(6)

(1)	Formerly known as Invesco V.I. Mid Cap Core Equity.
(2)	Formerly known as Delaware Ivy VIP High Income.
(3)	Formerly known as Delaware Ivy VIP Small Cap Growth.
(4)	Formerly known as EQ/Invesco Global Real Estate.
(5)	Formerly known as EQ/Blackrock Basic Value Equity
(6)	Formerly known as Vaneck VIP Global Hard Assets Fund.

*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to support MONY Corporate Sponsored Variable Universal Life (CSVUL), Incentive Life Legacy®, Incentive Life Legacy® II, Incentive Life Legacy® III, VUL LegacySM, Incentive Life Optimizer® III, VUL OptimizerSM and Equitable Advantage (collectively, the “Variable Life Policies”). These policies are issued by Equitable America, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

2.	Significant Accounting Policies (Concluded)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, to the guaranteed interest account of Equitable America’s General Account, and/or the Market Stabilizer Option.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or the Market Stabilizer Option. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance law to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable America is expected to affect the unit values of Variable Life Policies participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable America retains the right to charge for any federal income tax, which is attributable to the Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

3.	Fair Value Disclosures (Concluded)

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2021 were as follows:

	Purchases	Sales
1290 VT CONVERTIBLE SECURITIES	$1,485,633	$233,458
1290 VT DOUBLELINE DYNAMIC ALLOCATION	2,038,145	425,403
1290 VT DOUBLELINE OPPORTUNISTIC BOND	899,353	117,114
1290 VT EQUITY INCOME	535,589	427,065
1290 VT GAMCO MERGERS & ACQUISITIONS	651,344	287,768
1290 VT GAMCO SMALL COMPANY VALUE	9,119,398	3,584,760
1290 VT LOW VOLATILITY GLOBAL EQUITY	105,080	87,643
1290 VT MULTI-ALTERNATIVE STRATEGIES	39,157	109
1290 VT NATURAL RESOURCES	419,339	91,865
1290 VT REAL ESTATE	82,506	3,090
1290 VT SMALL CAP VALUE	1,199,958	331,834
1290 VT SMARTBETA EQUITY	946,916	113,061
1290 VT SOCIALLY RESPONSIBLE	1,119,573	154,611
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	263,627	11,458
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	2,036,378	324,507
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	2,944,472	361,724
BLACKROCK GLOBAL ALLOCATION V.I. FUND	237,701	9,382
BNY MELLON STOCK INDEX FUND, INC.	2,736,536	5,109,232
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	28,375	455
DELAWARE IVY VIP HIGH INCOME	4,302,842	868,130
DELAWARE IVY VIP SMALL CAP GROWTH	1,755,549	512,740
EQ/400 MANAGED VOLATILITY	338,789	148,550
EQ/500 MANAGED VOLATILITY	1,440,645	441,564
EQ/2000 MANAGED VOLATILITY	733,880	145,995
EQ/AB SMALL CAP GROWTH	6,580,364	1,262,904
EQ/AGGRESSIVE ALLOCATION	9,294,196	1,853,332
EQ/ALL ASSET GROWTH ALLOCATION	4,698,211	1,054,629
EQ/AMERICAN CENTURY MID CAP VALUE	6,102,408	944,240
EQ/BALANCED STRATEGY	4,803,748	1,817,232
EQ/CAPITAL GROUP RESEARCH	988,990	289,370
EQ/CLEARBRIDGE LARGE CAP GROWTH	2,483,500	1,108,566
EQ/COMMON STOCK INDEX	28,286,854	3,786,400
EQ/CONSERVATIVE ALLOCATION	1,234,540	268,619
EQ/CONSERVATIVE GROWTH STRATEGY	1,207,518	1,000,170
EQ/CONSERVATIVE STRATEGY	395,171	189,796
EQ/CONSERVATIVE-PLUS ALLOCATION	2,208,980	743,453
EQ/CORE BOND INDEX	6,110,664	980,989

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/CORE PLUS BOND	$1,436,558	$384,295
EQ/EMERGING MARKETS EQUITY PLUS	536,562	19,765
EQ/EQUITY 500 INDEX	35,338,072	6,008,465
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	2,725,567	957,877
EQ/FRANKLIN RISING DIVIDENDS	3,197,216	1,027,799
EQ/FRANKLIN STRATEGIC INCOME	3,030,358	730,871
EQ/GLOBAL EQUITY MANAGED VOLATILITY	2,695,647	630,890
EQ/GOLDMAN SACHS MID CAP VALUE	1,735,805	294,969
EQ/GROWTH STRATEGY	11,247,058	2,772,875
EQ/INTERMEDIATE GOVERNMENT BOND	1,228,492	1,378,831
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1,313,889	258,923
EQ/INTERNATIONAL EQUITY INDEX	5,533,849	1,278,057
EQ/INTERNATIONAL MANAGED VOLATILITY	285,670	97,202
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1,221,195	307,697
EQ/INVESCO COMSTOCK	1,352,094	1,065,451
EQ/INVESCO GLOBAL	598,683	27,100
EQ/INVESCO GLOBAL REAL ASSETS	1,964,230	549,057
EQ/INVESCO INTERNATIONAL GROWTH	1,512,904	451,755
EQ/JANUS ENTERPRISE	3,538,660	995,664
EQ/JPMORGAN VALUE OPPORTUNITIES	8,520,908	1,383,460
EQ/LARGE CAP CORE MANAGED VOLATILITY	1,033,490	264,553
EQ/LARGE CAP GROWTH INDEX	7,171,328	1,646,749
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	5,365,186	1,058,923
EQ/LARGE CAP VALUE INDEX	3,022,325	800,886
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1,843,514	781,609
EQ/LAZARD EMERGING MARKETS EQUITY	2,597,568	750,828
EQ/LOOMIS SAYLES GROWTH	4,047,074	1,483,097
EQ/MFS INTERNATIONAL GROWTH	7,487,350	1,475,659
EQ/MFS INTERNATIONAL INTRINSIC VALUE	6,869,867	926,113
EQ/MFS MID CAP FOCUSED GROWTH	4,238,297	1,215,612
EQ/MFS TECHNOLOGY	4,625,767	1,873,482
EQ/MFS UTILITIES SERIES	86,225	10,800
EQ/MID CAP INDEX	5,856,995	1,283,816
EQ/MID CAP VALUE MANAGED VOLATILITY	1,641,313	564,842
EQ/MODERATE ALLOCATION	11,473,948	2,540,015
EQ/MODERATE GROWTH STRATEGY	17,846,419	4,540,322
EQ/MODERATE-PLUS ALLOCATION	25,670,751	6,290,859
EQ/MONEY MARKET	31,039,458	22,549,071
EQ/MORGAN STANLEY SMALL CAP GROWTH	8,983,971	1,572,066
EQ/PIMCO GLOBAL REAL RETURN	464,558	34,867
EQ/PIMCO REAL RETURN	2,991,116	468,889
EQ/PIMCO TOTAL RETURN	5,870,367	2,192,419
EQ/PIMCO ULTRA SHORT BOND	4,602,137	2,634,847
EQ/QUALITY BOND PLUS	685,718	163,754
EQ/SMALL COMPANY INDEX	7,007,527	1,592,670
EQ/T. ROWE PRICE GROWTH STOCK	12,302,524	2,066,444
EQ/T. ROWE PRICE HEALTH SCIENCES	1,860,386	246,053
EQ/VALUE EQUITY	6,275,698	1,006,353
EQ/WELLINGTON ENERGY	649,861	390,188
FIDELITY® VIP ASSET MANAGER PORTFOLIO	444	3,185
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	252,349	2,323
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	1,724,247	346,242
FIDELITY® VIP MID CAP PORTFOLIO	3,532,775	465,714

FSA-109

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
FIDELITY® VIP VALUE PORTFOLIO	$82,427	$8,460
FRANKLIN INCOME VIP FUND	27,089	10,946
FRANKLIN MUTUAL SHARES VIP FUND	172,779	106,206
FRANKLIN SMALL CAP VALUE VIP FUND	1,194,423	460,450
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	28,302	749
INVESCO V.I. GLOBAL CORE EQUITY FUND	272	336
INVESCO V.I. HEALTH CARE FUND	8,912	2,217
INVESCO V.I. MAIN STREET MID CAP FUND	73,050	254,439
INVESCO V.I. SMALL CAP EQUITY FUND	439,367	234,996
INVESCO V.I. TECHNOLOGY FUND	8,020	2,158
JANUS HENDERSON BALANCED PORTFOLIO	320,613	4,355
JANUS HENDERSON ENTERPRISE PORTFOLIO	642,725	3,285,977
JANUS HENDERSON FORTY PORTFOLIO	343,093	40,923
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	1,724	246
JANUS HENDERSON MID CAP VALUE PORTFOLIO	1,792,069	729,260
JANUS HENDERSON OVERSEAS PORTFOLIO	41,774	16,767
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	820,583	86,906
MFS® INVESTORS TRUST SERIES	143,547	50,253
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1,426,055	596,251
MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	8,361	1,394
MULTIMANAGER AGGRESSIVE EQUITY	3,662,295	1,175,937
MULTIMANAGER CORE BOND	2,041,869	1,246,410
MULTIMANAGER TECHNOLOGY	10,285,548	2,376,106
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	798,330	440,756
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1,642,614	563,019
TARGET 2025 ALLOCATION	508,796	324,560
TARGET 2035 ALLOCATION	546,328	188,403
TARGET 2045 ALLOCATION	465,982	253,631
TARGET 2055 ALLOCATION	716,509	314,823
TEMPLETON DEVELOPING MARKETS VIP FUND	1,380,938	457,996
TEMPLETON GLOBAL BOND VIP FUND	2,807,868	418,499
TEMPLETON GROWTH VIP FUND	170,513	123,421
VANECK VIP EMERGING MARKETS BOND FUND	3,708	1,075
VANECK VIP EMERGING MARKETS FUND	896	311
VANECK VIP GLOBAL RESOURCES FUND	827,649	850,573

5.	Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

FSA-110

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

5.	Expenses and Related Party Transactions (Concluded)

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), and Equitable Investment Management Group, LLC (“EIMG”), affiliates of Equitable America. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.04% to a high of 1.50% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub- advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity Plus, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable America). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed agents of Equitable America, and are registered representatives of the broker- dealers under contracts with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT and VIP.

FSA-111

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

6.	Contractowner Charges

The table below lists the current fees deducted from either the Variable Investment Option assessed as a redemption of units or as a percentage of premium paid. Actual charges amounts may vary or may be zero depending on the terms of the various policies. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Premium Charge	From each premium	0% to 12%	Deducted from each premium payment and is netted against “Payments received from Contractowners”

Mortality & Expense Risk Charge	Monthly	0% to 1.75%	Unit liquidation from account value

Administrative Charge	Monthly	$0 to $20
		A charge between $0.03 and $1.60 per $1,000 of the initial base policy face amount and any face amount increase above the previous highest face amount is also deducted at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase.	Unit liquidation from account value

Cost of Insurance	Monthly	Varies as per policy	Unit liquidation from account value

Transfer Charge	Upon transfer (Equitable America does not currently assess this charge, but reserves the right to impose a transfer charge)	$0 to $25	Unit liquidation from account value

Partial Surrender Charge	Upon a partial surrender under the Policy	$0 to $25	Unit liquidation from account value

Surrender Charge	At time of full policy surrender	Varies as per policy	Unit liquidation from account value

Reinstatement Fee	At the time the Policy is reinstated	Current Charge — $150	Unit liquidation from account value

Loan Interest Rate Spread	Annually on each contract date anniversary after a loan is taken or on loan termination	0% to 1.60% depending on the policy year	Unit liquidation from account value

Illustration Projection Report Charge	At time of transaction	$0 to $25	Charges for this service must be paid using funds outside of policy

Charge for State and Local Tax Expense	At time of transaction	0% to 5%	Deduct from premium

Charge for Federal Tax Expense	At time of transaction	Current Charge — 1.25%	Deduct from premium

Riders	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount or a percentage of all other monthly charges, depending on the rider.	Unit liquidation from account value

FSA-112

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

6.	Contractowner Charges (Concluded)

The VUL Legacy, VUL Optimizer, and Equitable Advantage policies have an expense reduction in the calculation of the daily unit values of each Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each Variable Investment Option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the total annual portfolio operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of these three ranges that the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80% through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses if the Net Total Annual Operating Expenses, before the Investment Expense Reduction, are below 1.15%. These ranges and formula amounts will not change while the policy remains in effect.

For policies with the Market Stabilizer Option, there is an additional charge ranging from 0.45% to 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option ranges from 1.60%. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

7.	Reorganizations

In June 2021, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 18, 2021	1290 VT Energy	1290 VT Natural Resources
Share Class	Class IB	Class IB
Shares	67,787	56,409
Net Asset Value	$5.41	$7.46
Net Assets Before Merger	$367,023	$53,944
Net Assets After Merger	$—	$420,967
Realized Gain	$76,250

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Global Bond Plus	EQ/Core Plus Bond
Share Class	Class IB	Class B
Shares	389,595	1,827,506
Net Asset Value	$9.18	$4.21
Net Assets Before Merger	$3,576,058	$4,124,119
Net Assets After Merger	$—	$7,700,177
Unrealized Loss	$(74,570)

FSA-113

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

7.	Reorganizations (Continued)

In June 2020, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/UBS Growth & Income	EQ/Capital Group Research
Share Class	Class IB	Class IB
Shares	294,239	207,663
Net Asset Value	$8.83	$27.19
Net Assets Before Merger	$2,597,782	$3,047,837
Net Assets After Merger	$—	$5,645,619
Unrealized Loss	$(159,283)

	Removed Portfolio	Surviving Portfolio

June 5, 2020	Multimanager Mid Cap Growth	EQ/Janus Enterprise
Share Class	Class IB	Class IB
Shares	294,320	573,300
Net Asset Value	$10.06	$20.46
Net Assets Before Merger	$2,960,394	$8,766,718
Net Assets After Merger	$—	$11,727,112
Unrealized Gain	$206,680

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/MFS Technology II	EQ/MFS Technology
Share Class	Class IB	Class IB
Shares	298,643	429,380
Net Asset Value	$36.54	$25.41
Net Assets Before Merger	$10,911,440	$—
Net Assets After Merger	$—	$10,911,440
Unrealized Gain	$1,544,314

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Small Cap Value	1290 VT Small Cap Value
Share Class	Class B	Class IB
Shares	84,236	140,850
Net Asset Value	$13.46	$8.05
Net Assets Before Merger	$1,133,868	$—
Net Assets After Merger	$—	$1,133,868
Unrealized Loss	$(16,644)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value
Share Class	Class IB	Class IB
Shares	131,615	634,058
Net Asset Value	$11.82	$19.27
Net Assets Before Merger	$1,555,931	$10,664,492
Net Assets After Merger	$—	$12,220,423
Unrealized Loss	$(115,095)

FSA-114

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

7.	Reorganizations (Concluded)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
Share Class	Class B	Class IB
Shares	223,689	261,448
Net Asset Value	$13.55	$11.59
Net Assets Before Merger	$3,031,291	$—
Net Assets After Merger	$—	$3,031,291
Unrealized Gain	$235,473

8.	Financial Highlights

Shown below is accumulation unit value information for units outstanding, investment income ratio and total return at the period indicated.

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities, Class IB
2021	$212.19	10,256	$1,946	14.09%	1.00%
2020	$210.09	6,613	$1,328	1.63%	39.09%
2019	$151.05	4,521	$683	4.83%	23.93%
2018	$121.88	3,135	$382	3.22%	(4.26)%
2017	$127.30	1,763	$224	4.40%	14.27%

1290 VT Doubleline Dynamic Allocation, Class IB
2021	$173.75	57,855	$9,940	0.62%	10.11%
2020	$157.79	52,281	$8,221	1.07%	13.11%
2019	$139.50	46,762	$6,524	2.20%	18.10%
2018	$118.12	40,521	$4,786	1.84%	(4.12)%
2017	$123.19	33,322	$4,105	0.69%	9.61%

1290 VT Doubleline Opportunistic Bond, Class IB
2021	$113.58	16,172	$1,796	2.59%	(0.44)%
2020	$114.08	9,373	$1,057	2.71%	4.30%
2019	$109.38	5,639	$617	4.04%	8.12%
2018	$101.17	3,110	$315	5.32%	(0.94)%
2017(a)	$102.13	899	$92	3.04%	1.58%

1290 VT Equity Income, Class IA
2021	$48.52	84,166	$4,084	1.54%	26.39%
2020	$38.39	84,238	$3,234	2.09%	(4.53)%
2019	$40.21	85,786	$3,449	2.30%	24.22%
2018	$32.37	161,840	$5,239	1.92%	(11.70)%
2017	$36.66	182,850	$6,703	1.69%	15.83%

1290 VT Equity Income, Class IB
2021	$342.13	12,349	$4,014	1.54%	26.39%
2020	$270.70	11,900	$3,182	2.09%	(4.54)%
2019	$283.57	10,637	$3,009	2.30%	24.21%
2018	$228.29	11,112	$2,537	1.92%	(11.69)%
2017	$258.51	10,834	$2,801	1.69%	15.84%

1290 VT GAMCO Mergers & Acquisitions, Class IB
2021	$217.29	15,794	$3,212	0.70%	11.39%
2020	$195.08	13,872	$2,643	0.19%	(1.30)%
2019	$197.64	12,095	$2,390	4.21%	8.62%
2018	$181.95	11,618	$2,114	1.55%	(4.91)%
2017	$191.34	9,897	$1,894	0.18%	6.18%

FSA-115

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

1290 VT GAMCO Small Company Value, Class IB
2021	$137.98	132,653	$61,572	0.66%	25.14%
2020	$110.26	119,327	$48,337	0.81%	9.50%
2019	$100.69	101,247	$39,697	0.64%	23.35%
2018	$81.63	106,656	$29,504	0.60%	(15.58)%
2017	$96.69	96,720	$30,062	0.66%	16.09%

1290 VT Low Volatility Global Equity, Class IB
2021	$121.85	954	$116	2.19%	15.56%
2020	$105.44	835	$88	3.80%	(1.14)%
2019(c)	$106.66	12	$1	0.00%	4.12%

1290 VT Multi-Alternative Strategies, Class IB
2021(k)	$97.64	378	$37	17.94%	(2.91)%

1290 VT Natural Resources, Class IB
2021(l)	$112.84	6,709	$757	6.96%	30.18%
2020	$86.68	339	$29	6.10%	(15.57)%
2019(c)	$102.67	71	$7	6.17%	(1.01)%

1290 VT Real Estate, Class IB
2021(k)	$108.01	540	$58	7.69%	7.81%

1290 VT Small Cap Value, Class IB
2021	$149.83	14,498	$2,630	1.24%	39.05%
2020(h)	$107.75	11,403	$1,541	2.81%	(1.18)%
2019(c)	$109.04	68	$7	0.23%	5.00%

1290 VT Smartbeta Equity, Class IB
2021	$205.29	11,588	$2,114	1.55%	23.09%
2020	$166.78	6,909	$1,090	0.73%	10.98%
2019	$150.28	4,288	$640	1.63%	26.93%
2018	$118.40	1,720	$204	1.85%	(6.08)%
2017	$126.07	353	$44	2.44%	21.72%

1290 VT Socially Responsible, Class IA
2021	$37.65	267	$10	0.66%	30.32%
2020	$28.89	269	$8	0.67%	19.98%
2019	$24.08	272	$7	1.31%	30.23%
2018	$18.49	274	$5	1.32%	(4.35)%
2017	$19.33	277	$5	0.83%	20.36%

1290 VT Socially Responsible, Class IB
2021	$418.17	7,503	$2,091	0.66%	30.31%
2020	$320.90	3,364	$823	0.67%	19.96%
2019	$267.51	3,223	$852	1.31%	30.26%
2018	$205.36	2,407	$494	1.32%	(4.37)%
2017	$214.75	1,418	$305	0.83%	20.40%

American Funds Insurance Series® Asset Allocation FundSM, Class 4
2021(k)	$105.21	2,420	$255	2.80%	4.55%

American Funds Insurance Series® Global Small Capitalization FundSM, Class 4
2021	$236.55	30,635	$6,631	0.00%	6.43%
2020	$222.26	22,352	$4,772	0.12%	29.39%
2019	$171.78	17,319	$2,960	0.01%	31.25%
2018	$130.88	11,775	$1,541	0.02%	(10.81)%
2017	$146.74	6,948	$1,020	0.39%	25.62%

American Funds Insurance Series® New World Fund®, Class 4
2021	$183.33	43,873	$7,580	0.72%	4.63%
2020	$175.22	29,303	$5,036	0.04%	23.30%
2019	$142.11	23,299	$3,309	0.85%	28.82%
2018	$110.32	17,238	$1,902	0.82%	(14.25)%
2017	$128.66	9,018	$1,160	1.04%	29.06%

Blackrock Global Allocation V.I. Fund, Class III
2021(k)	$100.15	2,048	$205	0.89%	(0.31)%

FSA-116

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

BNY Mellon Stock Index Fund, Inc., Initial shares
2021	$75.61	439,313	$33,218	1.13%	28.41%
2020	$58.88	499,341	$29,403	1.59%	18.00%
2019	$49.90	597,861	$29,832	1.74%	31.18%
2018	$38.04	503,245	$19,142	1.64%	(4.64)%
2017	$39.89	555,114	$22,141	1.65%	21.54%

Clearbridge Variable Mid Cap Portfolio, Class II
2021(k)	$111.27	241	$27	0.00%	10.41%

Delaware Ivy VIP High Income, Class II
2021	$149.63	110,843	$15,934	5.69%	6.06%
2020	$141.08	90,308	$12,512	7.01%	6.03%
2019	$133.06	77,636	$10,310	6.27%	11.19%
2018	$119.67	60,900	$7,287	6.05%	(2.11)%
2017	$122.25	44,753	$5,471	5.19%	6.68%

Delaware Ivy VIP Small Cap Growth, Class II
2021	$339.83	18,082	$5,360	0.92%	3.99%
2020	$326.79	14,722	$4,583	0.00%	37.67%
2019	$237.38	13,002	$3,081	0.00%	23.37%
2018	$192.42	10,841	$2,086	0.37%	(4.11)%
2017	$200.67	9,177	$1,841	0.00%	23.12%

EQ/400 Managed Volatility, Class IB
2021	$336.44	4,844	$1,630	0.40%	23.67%
2020	$272.04	4,866	$1,324	0.70%	13.44%
2019	$239.80	4,737	$1,136	1.09%	24.93%
2018	$191.95	3,977	$763	0.92%	(12.27)%
2017	$218.79	4,609	$1,008	0.81%	15.23%

EQ/500 Managed Volatility, Class IB
2021	$415.44	17,237	$7,161	0.58%	27.61%
2020	$325.55	16,335	$5,318	1.02%	17.02%
2019	$278.21	15,780	$4,390	1.70%	29.90%
2018	$214.17	13,435	$2,877	1.20%	(6.06)%
2017	$227.98	10,899	$2,485	1.35%	20.75%

EQ/2000 Managed Volatility, Class IB
2021	$302.90	8,363	$2,533	0.39%	13.93%
2020	$265.87	7,765	$2,065	0.87%	19.29%
2019	$222.87	7,005	$1,561	1.01%	24.45%
2018	$179.09	6,089	$1,091	0.86%	(11.92)%
2017	$203.32	4,631	$942	0.83%	13.85%

EQ/AB Small Cap Growth, Class IA
2021	$60.63	113	$7	0.00%	12.93%
2020	$53.69	3,571	$192	0.10%	36.06%
2019	$39.46	126	$5	0.19%	27.78%
2018	$30.88	134	$5	0.14%	(7.88)%
2017	$33.52	141	$5	0.31%	22.69%

EQ/AB Small Cap Growth, Class IB
2021	$820.23	35,452	$18,647	0.00%	12.92%
2020	$726.39	24,253	$14,531	0.10%	36.06%
2019	$533.87	18,332	$9,678	0.19%	27.80%
2018	$417.73	15,659	$6,541	0.14%	(7.88)%
2017	$453.45	13,731	$6,226	0.31%	22.67%

EQ/Aggressive Allocation, Class B
2021	$396.36	136,116	$46,561	4.30%	17.18%
2020	$338.25	117,634	$37,843	2.85%	15.40%
2019	$293.12	115,584	$33,863	1.59%	24.49%
2018	$235.46	116,698	$27,478	1.58%	(8.72)%
2017	$257.94	119,773	$30,895	1.52%	19.10%

FSA-117

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/All Asset Growth Allocation, Class IB
2021	$29.63	74,597	$16,142	4.09%	10.89%
2020	$26.72	68,235	$13,671	1.64%	12.32%
2019	$23.79	61,990	$11,256	1.77%	19.07%
2018	$19.98	66,500	$8,783	1.91%	(7.54)%
2017	$21.61	59,874	$8,434	1.87%	15.87%

EQ/American Century Mid Cap Value, Class IB
2021	$349.17	75,790	$22,886	1.22%	23.00%
2020(i)	$283.87	61,629	$16,442	1.43%	1.32%
2019	$280.16	42,454	$11,861	2.02%	28.82%
2018(b)	$217.49	34,825	$7,574	0.57%	(9.39)%

EQ/Balanced Strategy, Class IB
2021	$219.75	215,045	$47,265	1.83%	9.49%
2020	$200.71	213,283	$42,816	1.84%	11.21%
2019	$180.48	212,427	$38,345	1.58%	15.69%
2018	$156.00	200,917	$31,344	1.23%	(4.18)%
2017	$162.81	194,040	$31,592	1.35%	9.85%

EQ/Capital Group Research, Class IA
2021	$45.58	1,857	$85	0.00%	23.06%
2020(d)	$37.04	1,875	$69	0.14%	23.30%
2019	$30.04	1,896	$57	0.58%	32.86%
2018	$22.61	1,910	$43	0.61%	(4.84)%
2017	$23.76	3,081	$73	0.86%	25.45%

EQ/Capital Group Research, Class IB
2021	$646.08	13,229	$8,547	0.00%	23.06%
2020(d)	$525.00	12,722	$6,679	0.14%	23.27%
2019	$425.90	6,782	$2,889	0.58%	32.88%
2018	$320.51	6,551	$2,100	0.61%	(4.84)%
2017	$336.81	5,775	$1,945	0.86%	25.44%

EQ/Clearbridge Large Cap Growth, Class IB
2021	$566.44	31,423	$15,508	0.00%	21.72%
2020	$465.37	27,957	$12,379	0.00%	30.86%
2019	$355.63	27,627	$9,814	0.03%	32.00%
2018	$269.42	29,759	$8,018	0.18%	(0.35)%
2017	$270.36	29,390	$7,946	0.08%	25.59%

EQ/Common Stock Index, Class IA
2021	$64.54	29,606	$1,911	0.77%	24.91%
2020	$51.67	23,102	$1,194	1.21%	19.77%
2019	$43.14	23,523	$1,015	1.60%	30.25%
2018	$33.12	1,056	$35	1.49%	(5.80)%
2017	$35.16	1,189	$42	1.48%	20.45%

EQ/Common Stock Index, Class IB
2021	$412.42	327,445	$106,836	0.77%	24.93%
2020	$330.12	235,104	$70,682	1.21%	19.77%
2019	$275.63	191,814	$52,691	1.60%	30.24%
2018	$211.64	161,681	$34,218	1.49%	(5.80)%
2017	$224.67	125,686	$28,238	1.48%	20.47%

EQ/Conservative Allocation, Class A
2021	$16.10	10,166	$164	1.59%	2.68%

EQ/Conservative Allocation, Class B
2021	$191.39	26,334	$4,753	1.59%	2.70%
2020	$186.35	22,244	$4,069	1.85%	7.32%
2019	$173.64	21,380	$3,712	1.65%	9.24%
2018	$158.96	21,639	$3,440	1.61%	(1.56)%
2017	$161.48	19,884	$3,211	1.08%	4.95%

FSA-118

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy, Class IB
2021	$195.77	60,036	$11,753	1.53%	7.09%
2020	$182.81	62,884	$11,496	1.72%	9.93%
2019	$166.29	59,790	$9,942	1.52%	13.39%
2018	$146.65	57,291	$8,402	1.29%	(3.25)%
2017	$151.58	50,847	$7,707	1.32%	7.98%

EQ/Conservative Strategy, Class IB
2021	$154.11	19,872	$3,062	1.09%	2.46%
2020	$150.41	19,366	$2,913	1.50%	7.33%
2019	$140.14	18,935	$2,654	1.54%	8.94%
2018	$128.64	18,765	$2,414	1.27%	(1.40)%
2017	$130.46	18,293	$2,387	1.07%	4.27%

EQ/Conservative-Plus Allocation, Class A
2021	$18.43	19,031	$351	2.26%	6.72%
2020	$17.27	1,015	$18	2.12%	10.00%
2019	$15.70	1,025	$16	1.59%	13.44%
2018	$13.84	1,035	$14	1.52%	(3.62)%
2017	$14.36	2,404	$35	1.18%	8.79%

EQ/Conservative-Plus Allocation, Class B
2021	$236.33	40,057	$8,702	2.26%	6.73%
2020	$221.42	35,863	$7,714	2.12%	9.99%
2019	$201.31	33,726	$6,775	1.59%	13.48%
2018	$177.40	34,068	$6,044	1.52%	(3.64)%
2017	$184.11	34,798	$6,406	1.18%	8.82%

EQ/Core Bond Index, Class IA
2021	$17.65	309,632	$5,464	1.62%	(2.05)%
2020	$18.02	240,968	$4,343	1.53%	6.06%
2019	$16.99	252,650	$4,294	2.02%	6.25%
2018	$15.99	455,607	$7,286	1.91%	0.25%
2017	$15.95	514,169	$8,201	1.68%	1.46%

EQ/Core Bond Index, Class IB
2021	$157.84	93,795	$13,106	1.62%	(2.10)%
2020	$161.22	63,680	$9,796	1.53%	6.07%
2019	$152.00	51,562	$7,783	2.02%	6.26%
2018	$143.04	43,669	$6,246	1.91%	0.25%
2017	$142.69	34,968	$4,990	1.68%	1.46%

EQ/Core Plus Bond, Class B
2021(m)	$174.25	45,483	$7,925	1.77%	(1.68)%
2020	$177.22	20,442	$3,623	2.26%	14.86%
2019	$154.29	18,875	$2,912	2.16%	6.91%
2018	$144.32	18,191	$2,626	2.44%	(0.50)%
2017	$145.05	15,953	$2,314	1.70%	2.24%

EQ/Emerging Markets Equity Plus, Class IB
2021	$127.41	4,995	$636	1.79%	(0.43)%
2020	$127.96	1,255	$161	2.01%	14.25%
2019(c)	$112.00	121	$14	11.20%	6.28%

EQ/Equity 500 Index, Class IB
2021	$463.70	485,156	$165,008	0.94%	27.97%
2020	$362.34	342,641	$108,353	1.40%	17.77%
2019	$307.67	254,951	$77,757	1.77%	30.68%
2018	$235.43	206,242	$48,556	1.60%	(4.94)%
2017	$247.66	170,396	$42,200	1.62%	21.04%

EQ/Fidelity Institutional AM® Large Cap, Class IB
2021	$439.35	36,332	$15,962	0.43%	25.22%
2020	$350.87	36,629	$12,852	0.76%	26.33%
2019	$277.75	35,911	$9,974	1.02%	31.07%
2018(b)	$211.91	33,678	$7,137	0.26%	(11.07)%

FSA-119

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Fidelity Institutional AM® Large Cap, Class K
2021	$69.48	40,328	$2,802	0.43%	25.53%
2020	$55.35	41,255	$2,283	0.76%	26.66%
2019	$43.70	44,796	$1,958	1.02%	31.39%
2018(b)	$33.26	131,493	$4,373	0.26%	(11.02)%

EQ/Franklin Rising Dividends, Class IB
2021	$444.30	56,509	$19,704	0.72%	26.78%
2020	$350.45	43,862	$13,729	1.00%	16.18%
2019	$301.65	35,334	$10,642	1.16%	29.76%
2018(b)	$232.46	32,044	$7,449	0.29%	(7.28)%

EQ/Franklin Strategic Income, Class IB
2021	$157.25	78,720	$11,934	3.29%	1.17%
2020	$155.43	65,428	$9,996	3.25%	4.99%
2019	$148.04	57,448	$8,495	4.44%	8.73%
2018(b)	$136.15	47,955	$6,529	0.71%	(1.14)%

EQ/Global Equity Managed Volatility, Class IB
2021	$513.65	23,081	$11,855	0.91%	15.89%
2020	$443.21	23,290	$10,322	0.66%	14.28%
2019	$387.83	24,677	$9,571	1.35%	25.27%
2018	$309.60	25,659	$7,944	1.07%	(12.16)%
2017	$352.45	25,685	$9,053	1.10%	26.08%

EQ/Goldman Sachs Mid Cap Value, Class IB
2021	$337.85	19,587	$5,176	0.29%	30.50%
2020	$258.88	14,226	$3,184	0.68%	8.48%
2019	$238.65	9,672	$2,300	0.95%	30.79%
2018(b)	$182.47	8,222	$1,500	0.22%	(8.70)%

EQ/Growth Strategy, Class IB
2021	$275.62	287,948	$79,363	2.33%	14.33%
2020	$241.08	278,619	$67,169	2.15%	13.62%
2019	$212.19	262,854	$55,776	1.63%	20.26%
2018	$176.45	240,079	$42,362	1.28%	(6.08)%
2017	$187.88	203,310	$38,198	1.62%	13.72%

EQ/Intermediate Government Bond, Class IA
2021	$19.57	207,941	$4,070	0.72%	(2.15)%
2020	$20.00	227,564	$4,551	0.93%	4.33%
2019	$19.17	246,567	$4,728	1.50%	4.13%
2018	$18.41	276,981	$5,097	1.26%	0.88%
2017	$18.25	301,538	$5,505	0.82%	0.33%

EQ/Intermediate Government Bond, Class IB
2021	$133.21	11,200	$1,593	0.72%	(2.13)%
2020	$136.11	10,252	$1,474	0.93%	4.30%
2019	$130.50	9,336	$1,292	1.50%	4.17%
2018	$125.27	8,740	$1,153	1.26%	0.83%
2017	$124.24	8,470	$1,085	0.82%	0.34%

EQ/International Core Managed Volatility, Class IB
2021	$224.33	28,505	$6,206	2.43%	10.03%
2020	$203.88	25,972	$5,262	1.48%	8.47%
2019	$187.96	25,600	$4,808	2.09%	22.44%
2018	$153.51	25,241	$3,875	1.77%	(14.89)%
2017	$180.36	24,742	$4,463	1.69%	26.31%

EQ/International Equity Index, Class IA
2021	$18.94	331,546	$6,279	3.48%	10.95%
2020	$17.07	347,412	$5,930	2.08%	3.83%
2019	$16.44	338,179	$5,559	3.04%	22.14%
2018	$13.46	217,934	$2,933	2.58%	(15.19)%
2017	$15.87	223,233	$3,543	2.86%	23.21%

FSA-120

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/International Equity Index, Class IB
2021	$191.60	106,237	$18,215	3.48%	10.95%
2020	$172.69	77,354	$12,952	2.08%	3.83%
2019	$166.32	66,097	$10,984	3.04%	22.14%
2018	$136.17	58,224	$7,928	2.58%	(15.17)%
2017	$160.52	50,579	$8,118	2.86%	23.22%

EQ/International Managed Volatility, Class IB
2021	$172.95	11,146	$1,928	3.24%	10.65%
2020	$156.30	10,836	$1,694	1.74%	6.63%
2019	$146.58	9,990	$1,464	2.60%	21.44%
2018	$120.70	8,437	$1,018	2.09%	(14.45)%
2017	$141.09	6,287	$887	2.50%	24.25%

EQ/International Value Managed Volatility, Class IA
2021	$24.31	24,481	$595	2.28%	10.35%
2020	$22.03	24,694	$544	1.45%	4.16%
2019	$21.15	25,007	$529	2.30%	22.68%
2018	$17.24	25,451	$439	1.69%	(16.51)%
2017	$20.65	35,958	$743	1.99%	23.43%

EQ/International Value Managed Volatility, Class IB
2021	$230.00	26,871	$5,746	2.28%	10.32%
2020	$208.49	23,529	$4,812	1.45%	4.19%
2019	$200.10	21,701	$4,342	2.30%	22.66%
2018	$163.14	22,180	$3,619	1.69%	(16.49)%
2017	$195.36	21,416	$4,184	1.99%	23.37%

EQ/Invesco Comstock, Class IB
2021	$355.48	19,074	$6,390	1.17%	33.00%
2020	$267.27	18,173	$4,829	2.16%	(0.76)%
2019	$269.33	16,648	$4,482	2.01%	24.98%
2018	$215.50	17,984	$3,876	1.61%	(12.39)%
2017	$245.99	16,170	$3,978	0.80%	17.98%

EQ/Invesco Global, Class IB
2021	$166.45	5,077	$845	0.00%	15.48%
2020	$144.14	1,663	$240	0.00%	27.49%
2019(c)	$113.06	39	$4	0.92%	6.41%

EQ/Invesco Global Real Assets, Class IB
2021	$214.31	48,817	$9,888	3.21%	21.00%
2020	$177.12	41,716	$7,215	2.67%	(12.21)%
2019	$201.75	35,931	$7,216	4.90%	22.52%
2018(b)	$164.67	31,827	$5,240	0.56%	(0.75)%

EQ/Invesco International Growth, Class IB
2021	$218.91	37,307	$8,167	1.46%	5.77%
2020	$206.96	34,277	$7,094	0.86%	13.60%
2019	$182.19	32,841	$5,983	1.82%	28.20%
2018(b)	$142.11	28,576	$4,061	0.21%	(5.03)%

EQ/Janus Enterprise, Class IA
2021	$66.59	12,204	$813	0.10%	16.85%
2020(e)	$56.99	12,346	$704	0.00%	18.80%
2019	$47.97	12,549	$602	0.02%	36.47%
2018	$35.15	77,013	$2,707	0.00%	(1.79)%
2017	$35.79	83,045	$2,972	0.00%	27.91%

EQ/Janus Enterprise, Class IB
2021	$543.01	39,367	$18,213	0.10%	16.84%
2020(e)	$464.75	35,138	$15,031	0.00%	18.82%
2019	$391.15	23,115	$9,027	0.02%	36.46%
2018	$286.64	21,773	$6,241	0.00%	(1.79)%
2017	$291.87	21,741	$6,346	0.00%	27.90%

FSA-121

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/JPMorgan Value Opportunities, Class IA
2021	$29.07	46	$1	0.77%	23.23%
2020	$23.59	47	$1	1.24%	11.06%
2019	$21.24	48	$1	1.36%	27.49%
2018	$16.66	49	$1	1.16%	(15.39)%
2017	$19.69	51	$1	1.07%	17.69%

EQ/JPMorgan Value Opportunities, Class IB
2021	$571.15	47,947	$19,172	0.77%	23.20%
2020	$463.61	30,884	$12,613	1.24%	11.07%
2019	$417.39	22,681	$9,344	1.36%	27.53%
2018	$327.29	18,171	$5,947	1.16%	(15.40)%
2017	$386.87	13,855	$5,360	1.07%	17.72%

EQ/Large Cap Core Managed Volatility, Class IB
2021	$412.78	14,516	$5,188	0.41%	27.32%
2020	$324.20	13,581	$4,013	0.73%	16.28%
2019	$278.82	11,613	$3,236	1.18%	29.96%
2018	$214.54	13,395	$2,874	1.05%	(6.42)%
2017	$229.27	13,308	$3,051	1.04%	21.95%

EQ/Large Cap Growth Index, Class IB
2021	$518.00	64,795	$26,122	0.05%	26.73%
2020	$408.75	48,411	$17,504	0.34%	37.31%
2019	$297.69	37,825	$11,230	0.68%	35.34%
2018	$219.96	33,467	$7,362	0.70%	(2.26)%
2017	$225.05	28,618	$6,441	0.85%	29.22%

EQ/Large Cap Growth Managed Volatility, Class IA
2021	$59.98	9,547	$573	0.00%	24.36%
2020	$48.23	9,739	$470	0.08%	32.03%
2019	$36.53	10,069	$368	0.45%	33.71%
2018	$27.32	10,520	$287	0.50%	(2.98)%
2017	$28.16	11,001	$310	0.50%	29.23%

EQ/Large Cap Growth Managed Volatility, Class IB
2021	$944.45	22,335	$17,887	0.00%	24.38%
2020	$759.35	20,318	$14,329	0.08%	32.01%
2019	$575.22	19,206	$10,962	0.45%	33.72%
2018	$430.17	18,545	$7,978	0.50%	(2.98)%
2017	$443.36	18,522	$8,212	0.50%	29.21%

EQ/Large Cap Value Index, Class IB
2021	$199.80	67,241	$12,566	1.37%	24.28%
2020	$160.77	56,186	$8,867	2.07%	2.21%
2019	$157.29	47,200	$7,419	2.43%	25.63%
2018	$125.20	41,362	$5,179	2.28%	(8.89)%
2017	$137.42	32,262	$4,434	2.05%	13.00%

EQ/Large Cap Value Managed Volatility, Class IA
2021	$43.90	2,196	$96	0.97%	24.82%
2020	$35.17	2,176	$77	1.62%	5.68%
2019	$33.28	2,136	$71	2.02%	25.44%
2018	$26.53	2,103	$55	2.59%	(9.92)%
2017	$29.45	2,109	$62	1.55%	13.84%

EQ/Large Cap Value Managed Volatility, Class IB
2021	$354.70	30,798	$10,925	0.97%	24.82%
2020	$284.16	31,277	$8,887	1.62%	5.68%
2019	$268.88	31,069	$8,354	2.02%	25.44%
2018	$214.35	31,281	$6,705	2.59%	(9.93)%
2017	$237.97	30,449	$7,246	1.55%	13.86%

FSA-122

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Lazard Emerging Markets Equity, Class IB
2021	$134.14	109,238	$14,653	2.79%	5.86%
2020	$126.71	104,211	$13,204	1.93%	(1.50)%
2019	$128.64	92,937	$11,955	2.91%	18.77%
2018(b)	$108.31	80,013	$8,665	0.18%	(1.37)%

EQ/Loomis Sayles Growth, Class IB
2021	$49.66	38,941	$18,531	0.00%	16.19%
2020	$42.74	39,477	$15,156	0.00%	30.90%
2019	$32.65	33,519	$10,948	0.03%	31.34%
2018	$24.86	28,610	$7,360	0.10%	(2.97)%
2017	$25.62	26,171	$6,005	0.20%	34.56%

EQ/MFS International Growth, Class IB
2021	$34.65	223,359	$23,472	0.25%	9.41%
2020	$31.67	209,360	$18,440	0.48%	15.33%
2019	$27.46	215,468	$14,980	1.34%	27.25%
2018	$21.58	151,033	$9,403	0.96%	(9.37)%
2017	$23.81	147,408	$8,689	0.86%	32.06%

EQ/MFS International Intrinsic Value, Class IB
2021	$330.40	126,197	$36,789	0.39%	10.24%
2020	$299.71	102,161	$28,712	0.27%	20.03%
2019	$249.69	85,523	$21,281	0.75%	25.88%
2018(b)	$198.35	73,080	$14,495	0.00%	(4.37)%

EQ/MFS Mid Cap Focused Growth, Class IB
2021	$488.09	53,776	$20,594	0.00%	18.87%
2020	$410.60	40,031	$14,762	0.00%	29.70%
2019	$316.58	30,923	$9,705	0.02%	36.33%
2018(b)	$232.22	24,192	$5,618	0.01%	(9.35)%

EQ/MFS Technology, Class IB
2021	$151.99	125,016	$18,808	0.00%	13.78%
2020(f)(g)	$133.58	116,245	$15,528	0.06%	29.19%

EQ/MFS Utilities Series, Class IB
2021	$109.54	681	$74	1.95%	9.36%

EQ/MFS Utilities Series, Class K
2021	$82.25	777	$64	1.95%	14.19%
2020	$72.03	780	$56	2.68%	5.82%
2019	$68.07	786	$53	3.08%	25.01%
2018(b)	$54.45	791	$43	0.42%	(2.61)%

EQ/Mid Cap Index, Class IB
2021	$452.31	66,602	$22,831	0.69%	23.88%
2020	$365.11	49,613	$16,198	1.09%	12.85%
2019	$323.53	40,227	$12,893	1.24%	25.38%
2018	$258.04	33,904	$8,749	1.15%	(11.69)%
2017	$292.20	29,983	$8,761	1.02%	15.48%

EQ/Mid Cap Value Managed Volatility, Class IA
2021	$41.17	12,396	$510	0.59%	27.42%
2020	$32.31	12,657	$409	1.23%	4.94%
2019	$30.79	12,939	$398	1.44%	26.60%
2018	$24.32	13,234	$322	1.26%	(13.30)%
2017	$28.05	13,551	$380	1.10%	12.33%

EQ/Mid Cap Value Managed Volatility, Class IB
2021	$587.46	16,032	$7,771	0.59%	27.40%
2020	$461.11	14,246	$6,030	1.23%	4.97%
2019	$439.29	12,378	$5,434	1.44%	26.59%
2018	$347.03	12,097	$4,197	1.26%	(13.29)%
2017	$400.24	11,809	$4,727	1.10%	12.32%

FSA-123

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation, Class A
2021	$19.24	505	$10	2.77%	8.39%
2020	$17.75	504	$9	2.29%	11.29%
2019	$15.95	504	$8	1.65%	15.50%
2018	$13.81	452	$6	1.51%	(4.76)%
2017	$14.50	442	$6	1.28%	11.03%

EQ/Moderate Allocation, Class B
2021	$270.06	234,897	$55,983	2.77%	8.42%
2020	$249.09	198,938	$47,556	2.29%	11.26%
2019	$223.88	188,150	$41,965	1.65%	15.53%
2018	$193.78	190,046	$36,827	1.51%	(4.77)%
2017	$203.48	205,511	$41,817	1.28%	11.05%

EQ/Moderate Growth Strategy, Class IB
2021	$246.34	579,930	$142,848	2.06%	11.88%
2020	$220.18	573,787	$126,327	1.97%	12.38%
2019	$195.92	570,179	$111,697	1.59%	17.98%
2018	$166.06	541,127	$89,849	1.27%	(5.13)%
2017	$175.04	495,849	$86,793	1.49%	11.80%

EQ/Moderate-Plus Allocation, Class A
2021	$22.08	9,372	$207	3.63%	12.71%
2020	$19.59	2,093	$41	2.63%	14.09%
2019	$17.17	2,204	$38	1.60%	19.99%
2018	$14.31	2,299	$33	1.59%	(6.84)%
2017	$15.36	3,851	$59	1.41%	14.88%

EQ/Moderate-Plus Allocation, Class B
2021	$336.15	450,445	$132,628	3.63%	12.68%
2020	$298.33	398,213	$112,967	2.63%	14.10%
2019	$261.46	372,623	$97,224	1.60%	19.99%
2018	$217.90	382,902	$83,434	1.59%	(6.84)%
2017	$233.89	397,686	$93,013	1.41%	14.89%

EQ/Money Market, Class IA
2021	$11.84	88,017	$1,042	0.00%	0.17%
2020	$11.82	79,403	$939	0.30%	0.17%
2019	$11.80	88,323	$1,042	1.44%	1.55%
2018	$11.62	53,119	$617	1.25%	1.31%
2017	$11.47	48,114	$552	0.40%	0.35%

EQ/Money Market, Class IB
2021	$136.26	163,483	$19,403	0.00%	0.18%
2020	$136.01	87,974	$11,135	0.30%	0.21%
2019	$135.73	165,377	$22,059	1.44%	1.52%
2018	$133.70	67,782	$9,063	1.25%	1.27%
2017	$132.02	79,521	$10,499	0.40%	0.40%

EQ/Morgan Stanley Small Cap Growth, Class IB
2021	$213.33	52,870	$9,034	0.00%	3.12%
2020(j)	$206.88	37,551	$6,263	0.00%	96.34%
2019(c)	$105.37	27	$3	0.00%	(0.07)%

EQ/PIMCO Global Real Return, Class IB
2021	$116.31	4,044	$470	19.90%	4.19%
2020	$111.63	784	$88	0.00%	10.52%
2019(c)	$101.00	82	$8	0.00%	0.52%

EQ/PIMCO Real Return, Class IB
2021	$156.60	62,993	$9,536	4.13%	5.32%
2020	$148.69	48,694	$7,204	1.43%	11.34%
2019	$133.54	45,804	$6,113	2.07%	8.39%
2018(b)	$123.20	43,112	$5,311	0.46%	0.40%

FSA-124

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/PIMCO Total Return, Class IB
2021	$151.12	149,119	$21,433	1.85%	(1.42)%
2020	$153.30	123,183	$18,459	2.00%	8.63%
2019	$141.12	100,218	$14,133	2.19%	8.61%
2018(b)	$129.93	89,098	$11,575	0.69%	1.75%

EQ/PIMCO Ultra Short Bond, Class IA
2021	$15.09	507,309	$7,656	0.42%	(0.46)%
2020	$15.16	452,761	$6,864	0.67%	1.13%
2019	$14.99	736,437	$11,042	2.35%	2.53%
2018	$14.62	74,532	$1,090	2.01%	0.97%
2017	$14.48	77,510	$1,122	1.29%	1.90%

EQ/PIMCO Ultra Short Bond, Class IB
2021	$128.25	47,439	$5,962	0.42%	(0.45)%
2020	$128.83	38,211	$4,883	0.67%	1.11%
2019	$127.42	33,940	$4,324	2.35%	2.56%
2018	$124.24	32,173	$3,997	2.01%	0.95%
2017	$123.07	30,180	$3,715	1.29%	1.90%

EQ/Quality Bond Plus, Class IA
2021	$12.73	1,241	$16	0.82%	(2.15)%
2020	$13.01	1,288	$17	1.34%	6.03%
2019	$12.27	1,363	$17	1.62%	5.59%
2018	$11.62	1,418	$16	1.81%	0.17%
2017	$11.60	1,484	$17	1.28%	1.40%

EQ/Quality Bond Plus, Class IB
2021	$190.25	18,832	$3,583	0.82%	(2.11)%
2020	$194.36	16,380	$3,183	1.34%	5.98%
2019	$183.40	15,029	$2,756	1.62%	5.63%
2018	$173.62	14,857	$2,581	1.81%	0.12%
2017	$173.41	13,415	$2,327	1.28%	1.39%

EQ/Small Company Index, Class IA
2021	$31.76	67,105	$2,132	0.71%	15.03%
2020	$27.61	48,998	$1,353	1.11%	19.73%
2019	$23.06	49,674	$1,145	1.05%	25.26%
2018	$18.41	88,436	$1,628	0.99%	(11.32)%
2017	$20.76	94,638	$1,965	1.12%	14.00%

EQ/Small Company Index, Class IB
2021	$573.46	48,213	$19,277	0.71%	15.06%
2020	$498.40	32,433	$14,510	1.11%	19.73%
2019	$416.26	26,366	$10,847	1.05%	25.21%
2018	$332.45	22,953	$7,631	0.99%	(11.31)%
2017	$374.84	20,765	$7,784	1.12%	14.01%

EQ/T. Rowe Price Growth Stock, Class IB
2021	$69.58	106,965	$44,306	0.00%	13.84%
2020	$61.12	75,215	$32,885	0.00%	36.55%
2019	$44.76	54,354	$20,333	0.00%	31.11%
2018	$34.14	123,104	$15,762	0.00%	(1.61)%
2017	$34.70	117,652	$13,716	0.00%	33.36%

EQ/T. Rowe Price Health Sciences, Class IB
2021	$160.63	15,825	$2,542	0.00%	9.67%
2020	$146.47	6,000	$879	0.00%	27.11%
2019(c)	$115.23	181	$21	0.00%	9.76%

EQ/Value Equity, Class IB
2021	$754.65	40,790	$24,192	0.71%	25.37%
2020	$601.93	34,421	$18,442	2.03%	2.82%
2019	$585.44	28,630	$16,690	1.99%	23.44%
2018	$474.29	27,217	$12,909	1.67%	(8.01)%
2017	$515.61	25,754	$13,279	1.52%	8.11%

FSA-125

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Wellington Energy, Class IB
2021	$62.34	56,274	$3,508	3.44%	35.58%
2020	$45.98	53,344	$2,453	3.83%	(37.31)%
2019	$73.35	37,236	$2,731	1.05%	1.01%
2018(b)	$72.62	30,015	$2,180	0.11%	(31.47)%

Fidelity® VIP Asset Manager Portfolio, Initial Class
2021	$32.27	423	$14	1.48%	9.91%
2020	$29.36	520	$15	1.44%	14.87%
2019	$25.56	608	$16	1.96%	18.22%
2018	$21.62	305	$7	1.41%	(5.34)%
2017	$22.84	389	$9	1.90%	14.14%

Fidelity® VIP Asset Manager: Growth Portfolio, Service Class 2
2021(k)	$105.65	2,308	$244	4.72%	4.84%

Fidelity® VIP Growth & Income Portfolio, Initial Class
2021	$42.45	16,224	$689	2.44%	25.93%
2020	$33.71	14,117	$476	2.03%	7.87%
2019	$31.25	15,869	$496	3.59%	30.05%
2018	$24.03	26,963	$648	0.23%	(8.98)%
2017	$26.40	33,208	$877	1.29%	16.87%

Fidelity® VIP Growth & Income Portfolio, Service Class 2
2021	$385.82	17,027	$4,959	2.44%	25.64%
2020	$307.09	12,054	$3,125	2.03%	7.60%
2019	$285.41	8,439	$2,393	3.59%	29.68%
2018	$220.09	7,087	$1,560	0.23%	(9.19)%
2017	$242.37	6,322	$1,532	1.29%	16.61%

Fidelity® VIP Mid Cap Portfolio, Service Class 2
2021	$343.13	38,257	$11,492	0.39%	25.31%
2020	$273.83	31,185	$8,092	0.41%	17.87%
2019	$232.32	25,889	$5,969	0.72%	23.17%
2018	$188.62	21,352	$4,027	0.42%	(14.77)%
2017	$221.31	17,730	$3,924	0.53%	20.54%

Fidelity® VIP Value Portfolio, Service Class 2
2021(k)	$103.62	661	$68	4.04%	3.35%

Franklin Income VIP Fund, Class 2
2021	$22.41	17,260	$387	4.65%	16.78%
2020	$19.19	17,297	$332	5.86%	0.68%
2019	$19.06	17,327	$330	5.35%	16.08%
2018	$16.42	17,391	$286	4.75%	(4.31)%
2017	$17.16	21,594	$371	4.05%	9.65%

Franklin Mutual Shares VIP Fund, Class 2
2021	$241.21	4,858	$1,172	2.98%	19.17%
2020	$202.41	4,712	$954	2.99%	(5.04)%
2019	$213.16	3,914	$834	1.86%	22.57%
2018	$173.91	3,531	$614	2.46%	(9.07)%
2017	$191.25	3,170	$606	2.43%	8.35%

Franklin Small Cap Value VIP Fund, Class 2
2021	$322.92	13,942	$3,683	1.02%	25.37%
2020	$257.58	10,418	$2,436	1.48%	5.19%
2019	$244.88	7,658	$1,865	1.04%	26.35%
2018	$193.81	6,159	$1,194	0.88%	(12.87)%
2017	$222.45	4,865	$1,082	0.50%	10.65%

Invesco V.I. Diversified Dividend Fund, Series I
2021	$20.00	837	$17	2.32%	18.91%
2020	$16.82	849	$14	3.16%	0.12%
2019	$16.80	863	$14	0.60%	25.09%
2018	$13.43	176,817	$2,375	2.40%	(7.57)%
2017	$14.53	180,509	$2,623	1.57%	8.59%

FSA-126

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Invesco V.I. Diversified Dividend Fund, Series II
2021	$102.62	272	$28	2.32%	2.31%

Invesco V.I. Global Core Equity Fund, Series I
2021	$27.49	50	$1	0.93%	15.99%
2020	$23.70	62	$1	1.28%	13.23%
2019	$20.93	76	$2	1.42%	25.18%
2018	$16.72	91	$2	1.06%	(15.30)%
2017	$19.74	111	$2	1.14%	22.84%

Invesco V.I. Health Care Fund, Series I
2021	$54.94	1,319	$72	0.21%	12.31%
2020	$48.92	1,334	$65	0.32%	14.46%
2019	$42.74	1,354	$58	0.04%	32.49%
2018	$32.26	1,371	$44	0.00%	0.91%
2017	$31.97	2,137	$68	0.36%	15.83%

Invesco V.I. Main Street Mid Cap Fund, Series II
2021	$267.37	5,608	$1,499	0.24%	22.87%
2020	$217.61	6,335	$1,379	0.51%	8.94%
2019	$199.75	6,058	$1,210	0.22%	25.04%
2018	$159.75	5,719	$914	0.11%	(11.60)%
2017	$180.71	5,582	$1,009	0.31%	14.65%

Invesco V.I. Small Cap Equity Fund, Series II
2021	$337.11	6,418	$2,164	0.00%	20.10%
2020	$280.70	6,163	$1,730	0.03%	26.86%
2019	$221.26	5,720	$1,266	0.00%	26.33%
2018	$175.15	4,753	$833	0.00%	(15.27)%
2017	$206.72	3,942	$815	0.00%	13.73%

Invesco V.I. Technology Fund, Series I
2021	$70.17	1,025	$72	0.00%	14.41%
2020	$61.33	1,036	$64	0.00%	46.13%
2019	$41.97	1,050	$44	0.00%	35.87%
2018	$30.89	1,053	$33	0.00%	(0.45)%
2017	$31.03	1,900	$59	0.00%	35.15%

Janus Henderson Balanced Portfolio, Service Shares
2021(k)	$110.92	2,915	$323	0.54%	10.10%

Janus Henderson Enterprise Portfolio, Institutional Shares
2021	$42.22	91,221	$3,852	0.36%	16.82%
2020	$36.14	169,162	$6,113	0.07%	19.47%
2019	$30.25	139,352	$4,215	0.20%	35.47%
2018	$22.33	22,727	$508	0.24%	(0.40)%
2017	$22.42	22,992	$516	0.25%	27.39%

Janus Henderson Forty Portfolio, Institutional Shares
2021	$66.72	47,695	$3,182	0.00%	22.90%
2020	$54.29	48,358	$2,625	0.27%	39.42%
2019	$38.94	49,405	$1,924	0.15%	37.16%
2018	$28.39	50,833	$1,443	0.00%	1.98%
2017	$27.84	64,913	$1,807	0.00%	30.34%

Janus Henderson Global Research Portfolio, Institutional Shares
2021	$27.25	641	$17	0.52%	18.07%
2020	$23.08	651	$15	0.74%	20.08%
2019	$19.22	664	$13	1.01%	29.08%
2018	$14.89	677	$10	1.14%	(6.88)%
2017	$15.99	692	$11	0.86%	27.01%

Janus Henderson Mid Cap Value Portfolio, Service Shares
2021	$44.60	78,664	$3,508	0.43%	19.44%
2020	$37.34	53,570	$2,000	1.08%	(1.22)%
2019	$37.80	51,980	$1,965	1.30%	30.03%
2018	$29.07	67,242	$1,955	0.90%	(13.82)%
2017	$33.73	68,643	$2,315	0.69%	13.65%

FSA-127

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Janus Henderson Overseas Portfolio, Institutional Shares
2021	$31.33	8,841	$277	1.18%	13.56%
2020	$27.59	8,153	$225	1.34%	16.32%
2019	$23.72	8,752	$208	1.91%	27.05%
2018	$18.67	7,942	$148	1.76%	(14.94)%
2017	$21.95	8,279	$182	1.68%	31.12%

Lord Abbett Series Fund — Bond Debenture Portfolio, VC Shares
2021	$115.76	8,608	$996	5.03%	3.43%
2020	$111.92	2,633	$295	9.54%	7.46%
2019(c)	$104.15	7	$1	6.61%	2.11%

MFS® Investors Trust Series, Service Class
2021	$411.57	2,669	$1,098	0.42%	26.51%
2020	$325.33	2,513	$818	0.43%	13.60%
2019	$286.39	2,469	$707	0.49%	31.25%
2018	$218.20	2,271	$495	0.46%	(5.71)%
2017	$231.41	1,990	$460	0.59%	23.02%

MFS® Massachusetts Investors Growth Stock Portfolio, Service Class
2021	$521.27	8,078	$4,211	0.03%	25.66%
2020	$414.83	7,302	$3,029	0.24%	22.20%
2019	$339.48	5,850	$1,986	0.35%	39.59%
2018	$243.20	3,603	$876	0.39%	0.57%
2017	$241.81	2,689	$650	0.43%	28.10%

Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio, Class I
2021	$36.58	3,219	$118	5.13%	(2.01)%
2020	$37.33	3,194	$119	4.53%	5.54%
2019	$35.37	3,163	$112	5.34%	14.24%
2018	$30.96	3,136	$97	5.54%	(6.94)%
2017	$33.27	3,641	$121	5.13%	9.69%

Multimanager Aggressive Equity, Class IB
2021	$443.08	30,856	$11,809	0.00%	20.50%
2020	$367.70	27,208	$9,395	0.00%	38.82%
2019	$264.88	22,808	$6,036	0.85%	33.35%
2018	$198.63	20,289	$4,030	0.14%	(0.21)%
2017	$199.05	18,540	$3,690	0.16%	30.35%

Multimanager Core Bond, Class IA
2021	$16.36	571,020	$9,344	1.45%	(1.45)%
2020	$16.60	578,112	$9,598	1.91%	6.27%
2019	$15.62	532,561	$8,320	2.11%	7.35%
2018	$14.55	644,567	$9,378	2.71%	(0.41)%
2017	$14.61	658,846	$9,624	2.08%	3.03%

Multimanager Core Bond, Class IB
2021	$206.71	28,590	$5,910	1.45%	(1.43)%
2020	$209.71	25,356	$5,317	1.91%	6.26%
2019	$197.36	24,244	$4,785	2.11%	7.38%
2018	$183.79	23,869	$4,387	2.71%	(0.40)%
2017	$184.52	22,125	$4,083	2.08%	3.00%

Multimanager Technology, Class IB
2021	$1,501.58	48,211	$35,076	0.00%	20.82%
2020	$1,242.78	30,036	$25,712	0.13%	53.27%
2019	$810.86	18,210	$14,558	0.16%	37.87%
2018	$588.13	16,155	$9,501	0.17%	2.29%
2017	$574.94	13,601	$7,819	0.00%	39.12%

FSA-128

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

PIMCO Commodityrealreturn® Strategy Portfolio, Advisor Class
2021	$93.85	40,290	$3,888	4.20%	33.10%
2020	$70.51	38,679	$2,748	6.12%	1.23%
2019	$69.65	34,923	$2,433	4.34%	11.35%
2018	$62.55	31,388	$1,964	1.96%	(14.21)%
2017	$72.91	25,114	$1,832	10.85%	2.06%

T. Rowe Price Equity Income Portfolio, Class II
2021	$302.59	21,817	$5,608	1.41%	25.21%
2020	$241.66	17,887	$3,936	2.17%	0.96%
2019	$239.36	13,320	$3,188	2.14%	26.04%
2018	$189.91	10,296	$1,955	1.93%	(9.69)%
2017	$210.29	7,071	$1,487	1.60%	15.73%

Target 2025 Allocation, Class B
2021	$162.64	6,741	$1,096	2.10%	10.74%
2020	$146.87	6,149	$903	1.97%	12.27%
2019	$130.82	6,182	$809	3.35%	19.38%
2018	$109.58	2,016	$221	1.82%	(6.15)%
2017	$116.76	1,579	$184	1.70%	15.42%

Target 2035 Allocation, Class B
2021	$175.81	13,578	$2,387	1.98%	14.07%
2020	$154.12	12,119	$1,868	1.76%	13.67%
2019	$135.58	10,756	$1,458	2.03%	22.33%
2018	$110.83	4,925	$546	2.34%	(7.17)%
2017	$119.39	2,177	$260	2.35%	17.76%

Target 2045 Allocation, Class B
2021	$184.30	12,180	$2,245	2.01%	16.31%
2020	$158.45	11,548	$1,830	1.69%	14.09%
2019	$138.88	9,953	$1,382	1.80%	24.34%
2018	$111.69	7,320	$818	1.93%	(7.98)%
2017	$121.38	4,499	$546	2.39%	19.69%

Target 2055 Allocation, Class B
2021	$196.61	20,071	$3,946	2.11%	18.26%
2020	$166.25	18,532	$3,081	1.68%	14.92%
2019	$144.67	15,070	$2,180	1.76%	26.79%
2018	$114.10	8,767	$1,000	2.31%	(8.79)%
2017	$125.09	2,272	$284	2.55%	21.79%

Templeton Developing Markets VIP Fund, Class 2
2021	$153.43	29,587	$4,416	0.86%	(5.74)%
2020	$162.77	24,105	$3,887	4.08%	17.19%
2019	$138.90	21,387	$2,968	0.99%	26.70%
2018	$109.63	18,674	$2,047	0.84%	(15.80)%
2017	$130.20	15,987	$2,082	0.93%	40.41%

Templeton Global Bond VIP Fund, Class 2
2021	$116.64	100,902	$11,509	0.00%	(4.99)%
2020	$122.77	79,160	$9,647	8.31%	(5.28)%
2019	$129.62	68,853	$8,916	6.95%	2.01%
2018	$127.06	59,387	$7,546	0.00%	1.94%
2017	$124.64	50,567	$6,303	0.00%	1.92%

Templeton Growth VIP Fund, Class 2
2021	$197.52	5,739	$1,134	1.10%	4.87%
2020	$188.35	5,573	$1,050	3.03%	5.80%
2019	$178.02	5,469	$974	2.74%	15.15%
2018	$154.60	4,020	$621	1.97%	(14.85)%
2017	$181.56	3,450	$626	1.57%	18.50%

FSA-129

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2021

8.	Financial Highlights (Concluded)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Vaneck VIP Emerging Markets Bond Fund, Initial Class
2021	$24.94	1,711	$43	5.14%	(4.04)%
2020	$25.99	1,695	$44	7.35%	8.93%
2019	$23.86	1,682	$40	0.23%	12.60%
2018	$21.19	37,316	$791	7.65%	(6.11)%
2017	$22.57	39,540	$893	2.08%	12.23%

Vaneck VIP Emerging Markets Fund, Initial Class
2021	$34.82	554	$19	0.92%	(11.87)%
2020	$39.51	557	$22	2.07%	17.28%
2019	$33.69	561	$19	0.16%	30.58%
2018	$25.80	55,675	$1,437	0.29%	(23.49)%
2017	$33.72	57,455	$1,938	0.39%	51.01%

Vaneck VIP Global Resources Fund, Class S
2021	$94.05	40,001	$3,763	0.34%	18.68%
2020	$79.25	41,231	$3,267	0.79%	18.82%
2019	$66.70	38,011	$2,535	0.00%	11.56%
2018	$59.79	32,687	$1,955	0.00%	(28.42)%
2017	$83.53	28,104	$2,348	0.00%	(1.97)%

Vaneck VIP Global Resources Fund, Initial Class
2021	$43.31	28,064	$1,215	0.34%	18.92%
2020	$36.42	26,435	$963	0.79%	19.10%
2019	$30.58	24,389	$746	0.00%	11.89%
2018	$27.33	15,270	$417	0.00%	(28.29)%
2017	$38.11	16,480	$628	0.00%	(1.70)%

(a)	Units were made available on May 19, 2017.
(b)	Units were made available on October 22, 2018.
(c)	Units were made available on July 15, 2019.
(d)	EQ/Capital Group Research replaced EQ/UBS Growth and Income due to a merger on June 5, 2020.
(e)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 5, 2020.
(f)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 5, 2020.
(g)	Units were made available on June 5, 2020.
(h)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.
(i)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.
(j)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.
(k)	Units were made available on June 4, 2021.
(l)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.
(m)	EQ/Core Plus Bond replaced EQ/Global Bond Plus due to a merger on June 18, 2021.
+	Variable Investment Options where Accumulation Unit Values are less than $500 are denoted by a —.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-130

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Concluded)

December 31, 2021

9.	COVID-19 Impact

Throughout 2020 and 2021, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and additional risks to Equitable America’s business. As of December 31 2021, COVID-19 related impacts to Equitable America, including adverse mortality experience, have been manageable. However, because of the continued uncertainty as to future events around the pandemic, the extent and nature of the full financial impact cannot reasonably be estimated at this time. Management will continue to monitor developments, and its impact on the fair value of the Portfolios in which the Variable Investment Options invest.

10.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2021 through April 15, 2022, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-131

INDEX TO FINANCIAL STATEMENTS AND SCHEDULES

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company of America

Opinion on the Financial Statements

We have audited the financial statements, including the related notes and financial statement schedules, of Equitable Financial Life Insurance Company of America (the “Company”) as listed in the accompanying index (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to the audit committee and that (i) relates to accounts or disclosures that are material to the financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Amortization and Valuation of Deferred Policy Acquisition Costs (“DAC”) and Amortization of Unearned Revenue Reserves (“URR”) related to Variable and Interest Sensitive Life Products

As described in Note 2 to the financial statements, DAC represents acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business that are deferred, and Future policy benefits and other policyholders’ liabilities includes URR, which represents policy charges for services to be provided in future periods that are deferred. A significant portion of the $637 million of DAC and $470 million of future policy benefits and other policyholders’ liabilities as of December 31, 2021, is associated with the variable and interest sensitive life products. DAC and URR associated with Universal Life and investment-type products are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The DAC amortization and valuation estimates and the URR amortization estimates for these products are determined using models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread.

The principal considerations for our determination that performing procedures relating to the amortization and valuation of DAC and amortization of URR related to variable and interest sensitive life products is a critical audit matter are (i) the significant judgment by management when determining the amortization and valuation estimates, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the relevant models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread; and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the amortization and valuation of DAC and the amortization of URR related to variable and interest sensitive life products, including controls over the relevant models and development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the amortization and valuation estimates of DAC and amortization estimates of URR, which included (i) testing the completeness and accuracy of the historical data used by management to develop and update the significant assumptions, (ii) testing that significant assumptions are accurately reflected in the relevant models, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the relevant models and the reasonableness of the significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread based on consideration of the Company’s experience, industry trends, and market conditions, as applicable.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 4, 2022

We have served as the Company’s auditor since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Company.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Balance Sheets

December 31, 2021 and 2020

	2021	2020
	(in millions, except share data)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $2,444 and $2,197) (allowance for credit losses of $0 and $0 )	$2,572	$2,445
Mortgage loans on real estate (net of allowance for credit losses of $0 and $0)	17	17
Policy loans	238	229
Other equity investments	23	—
Other invested assets	19	82

Total investments	2,869	2,773
Cash and cash equivalents	127	161
Deferred policy acquisition costs	637	477
Amounts due from reinsurers (allowance for credit losses of $0 and $0)	1,136	1,186
Current and deferred income taxes	15	27
Other assets	57	81
Separate Accounts assets	3,394	2,601

Total Assets	$8,235	$7,306

LIABILITIES
Policyholders’ account balances	$3,504	$3,306
Future policy benefits and other policyholders’ liabilities	470	415
Amounts due to reinsurers	117	126
Other liabilities	42	72
Separate Accounts liabilities	3,394	2,601

Total Liabilities	$7,527	$6,520

Commitments and contingent liabilities (Note 13)

EQUITY
Common stock, $1.00 par value; 2,500,000 shares authorized, issued and outstanding	$3	$3
Additional paid-in capital	679	692
Retained earnings	(60)	(47)
Accumulated other comprehensive income (loss)	86	138

Total Equity	708	786

Total Liabilities and Equity	$8,235	$7,306

See Notes to Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Statements of Income (Loss)

Years Ended December 31, 2021, 2020, and 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
REVENUES
Policy charges and fee income	$275	$261	$245
Premiums	157	106	67
Net derivative gains (losses)	(1)	(16)	4
Net investment income (loss)	90	83	71
Investment gains (losses), net	4	1	—
Other income	10	8	9

Total revenues	535	443	396

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	239	184	107
Interest credited to policyholders’ account balances	82	90	84
Compensation and benefits	35	35	22
Commissions	76	58	50
Amortization of deferred policy acquisition costs	25	31	92
Other operating costs and expenses	96	83	99

Total benefits and other deductions	553	481	454

Income (loss) from continuing operations, before income taxes	(18)	(38)	(58)
Income tax (expense) benefit	5	29	13

Net income (loss)	$(13)	$(9)	$(45)

See Notes to Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Statements of Comprehensive Income (Loss)

Years Ended December 31, 2021, 2020, and 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(13)	$(9)	$(45)

Other comprehensive income (loss), net of income taxes:
Change in unrealized gains (losses), net of adjustments(1)	(52)	90	60

Other comprehensive income (loss), net of income taxes	(52)	90	60

Comprehensive income (loss)	$(65)	$81	$15

(1)	See Note 12 of the Notes to these Financial Statements for details of change in unrealized gains (losses), net of adjustments.

See Notes to Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Statements of Equity

Years Ended December 31, 2021, 2020, and 2019

	Year Ended December 31,
	Equity
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Equity
	(in millions)
January 1, 2021	$3	$692	$(47)	$138	$786
Net income (loss)	—	—	(13)	—	(13)
Capital contribution from parent	—	50	—	—	50
Other comprehensive income (loss)	—	—	—	(52)	(52)
Dividend of AB Units to parent	—	(61)	—	—	(61)
Other	—	(2)	—	—	(2)

December 31, 2021	$3	$679	$(60)	$86	$708

January 1, 2020	$3	$403	$(38)	$48	$416
Net income (loss)	—	—	(9)	—	(9)
Capital contribution from parent	—	285	—	—	285
Other comprehensive income (loss)	—	—	—	90	90
Other	—	4	—	—	4

December 31, 2020	$3	$692	$(47)	$138	$786

January 1, 2019	3	333	7	(12)	331
Net income (loss)	—	—	(45)	—	(45)
Capital contribution from parent	—	70	—	—	70
Other comprehensive income (loss)	—	—	—	60	60

December 31, 2019	$3	$403	$(38)	$48	$416

See Notes to Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Statements of Cash Flows

Years Ended December 31, 2021, 2020, and 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Cash flows from operating activities:
Net income (loss)	$(13)	$(9)	$(45)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	82	90	84
Policy charges and fee income	(275)	(261)	(245)
Net derivative (gains) losses	1	16	(4)
Dividend from AB Units	5	8	7
Equity in (income) loss from AB	(3)	(8)	(7)
Investment (gains) losses, net	(4)	(1)	—
Non-cash long-term incentive compensation expense	(2)	4	—
Amortization of deferred cost of reinsurance asset	—	1	2
Amortization and depreciation	30	35	99
Changes in:
Reinsurance recoverable	19	19	(96)
Capitalization of deferred policy acquisition costs	(122)	(95)	(108)
Future policy benefits	20	34	(20)
Current and deferred income taxes	25	(28)	(13)
Other, net	(13)	(10)	5

Net cash provided by (used in) operating activities	$(250)	$(205)	$(341)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$381	$200	$121
Other	2	—	2
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(647)	(620)	(407)
Cash settlements related to derivative instruments, net	74	35	87
Other, net	(9)	(21)	23

Net cash provided by (used in) investing activities	$(199)	$(406)	$(174)

Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$776	$712	$599
Withdrawals	(364)	(357)	(118)
Transfer (to) from Separate Accounts	(45)	34	11
Change in collateralized pledged liabilities	—	(11)	3
Cash contribution from parent company	50	285	70
Other, net	(2)	4	(2)

Net cash provided by (used in) financing activities	$415	$667	$563

Change in cash and cash equivalents	(34)	56	48
Cash and cash equivalents, beginning of year	161	105	57

Cash and cash equivalents, end of year	$127	$161	$105

Supplemental cash flow information:
Income taxes (refunded) paid	$(31)	$(1)	$(1)

See Notes to Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Notes to Financial Statements

1)	ORGANIZATION

Equitable America’s primary business is providing annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Holdings. Equitable America is a stock life insurance company organized under the laws of Arizona.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

Financial results in the historical financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented.

The years “2021”, “2020” and “2019” refer to the years ended December 31, 2021, 2020 and 2019, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for AFS debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination.

ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by-instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11 clarified the codification guidance and did not materially change the standard.

On January 1, 2020, the Company adopted the new standard and completed implementation of its updated CECL models, processes and controls related to the identified financial assets that fall within the scope of the new standard. Upon adoption, the Company recorded an immaterial adjustment to reduce the opening retained earnings balance. The adjustment is primarily attributable to an increase in the allowance for credit losses associated with the Company’s commercial mortgage loan portfolios and reinsurance.

Results for reporting periods beginning after January 1, 2020 are presented under ASU 2016-13 while prior period amounts continue to be reported in accordance with previously applicable GAAP.

ASU 2018-13: Fair Value Measurement (Topic 820)

This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU impact the disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	The Company elected to early adopt during 2019 the removal of disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company adopted the additional disclosures related to Level 3 fair value information on January 1, 2020.

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	On January 1, 2021, the Company adopted the new accounting standards update. The new guidance was applied either on a retrospective, modified retrospective or prospective basis based on the items to which the amendments relate. The adoption did not have a material impact on the Company’s financial position, results of operations and cash flows as of the adoption date.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2020-11: Financial Services — Insurance (Topic 944): Effective Date and Early Application

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

1. Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. The ASU also prescribes the discount rate to be used in measuring the liability for future policy benefits for traditional and limited payment long-duration contracts.

2. Measurement of MRBs. MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk.

3. Amortization of deferred acquisition costs. The ASU simplifies the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts.

4. Expanded footnote disclosures. The ASU requires additional disclosures including information about significant inputs, judgements, assumptions and methods used in measurement

In November 2020, the FASB issued ASU 2020-11 which deferred the effective date of the amendments in ASU 2018-12 for all insurance entities. ASU 2018-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. Early adoption is allowed.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

The Company continues to progress with implementation efforts and the evaluation of the impact that adoption of this guidance will have on the Company’s financial statements. Due to its extensive nature, the adoption of the ASU is expected to have a significant impact on the Company’s financial statements, as well as systems, processes and controls. Effective January 1, 2023, the new guidance will be adopted using the modified retrospective approach, except for MRBs which will use the full retrospective approach. The Company has created a governance framework and implementation plan to ensure timely adoption of the guidance. In preparation for implementation, the Company continues to refine key accounting policy decisions, modernize processes and update internal controls. These changes include modifications of actuarial valuation systems, data sourcing, analytical procedures and reporting processes. The impact on total equity of applying this ASU is estimated to be less than the current amount of reported AOCI as of December 31, 2021. The impact on total equity is mostly driven by the DAC and URR updates to amortize DAC and URR on a constant level basis, remove amortization associated with unrealized gains or losses, and excluding future deferrals in the calculation of the DAC and URR balances.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters

ASU2020-04: Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting

The amendments in this ASU provide optional expedients and exceptions to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.	This ASU is effective as of March 12, 2020 through December 31, 2022. On December 15, 2021, the FASB tentatively approved deferring the sunset date of the guidance in Topic 848 to December 31, 2024.	The Company is currently assessing the applicability of the optional expedients and exceptions provided under the ASU. Management is evaluating the impact that adoption of this guidance will have on the Company’s financial statements.

Investments

The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in OCI, net of allowance for credit losses, policy related amounts and deferred income taxes. Prior to January 1, 2020, the amortized cost of fixed maturities was adjusted for impairments in value deemed to be other than temporary which were recognized in Investment gains (losses), net. With the adoption of the new Financial Instruments-Credit Losses standard, changes in credit losses are recognized in investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include REITs, perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer. Effective January 1, 2021, the Company began classifying certain preferred stock as equity securities to better reflect the economics and nature of these securities. These preferred stock securities are reported in other equity investments.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment. The Company’s management, with the assistance of its investment advisors, evaluates AFS debt securities that experienced a decline in fair value below amortized cost for credit losses which are evaluated in accordance with the new financial instruments credit losses guidance effective January 1, 2020. The remainder of the unrealized loss related to other factors, if any, is recognized in OCI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s IUS Committee, of various indicators of credit deterioration to determine whether the investment security has experienced a credit loss. This assessment includes, but is not limited to, consideration of the severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

The Company recognizes an allowance for credit losses on AFS debt securities with a corresponding adjustment to earnings rather than a direct write down that reduces the cost basis of the investment, and credit losses are limited to the amount by which the security’s amortized cost basis exceeds its fair value. Any improvements in estimated credit losses on AFS debt securities are recognized immediately in earnings. Management does not use the length of time a security has been in an unrealized loss position as a factor, either by itself or in combination with other factors, to conclude that a credit loss does not exist, as they were permitted to do prior to January 1, 2020.

When the Company determines that there is more than 50% likelihood that it is not going to recover the principal and interest cash flows related to an AFS debt security, the security is placed on nonaccrual status and the Company reverses accrued interest receivable against interest income. Since the nonaccrual policy results in a timely reversal of accrued interest receivable, the Company does not record an allowance for credit losses on accrued interest receivable.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting allowance is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Write-offs of AFS debt securities are recorded when all or a portion of a financial asset is deemed uncollectible. Full or partial write-offs are recorded as reductions to the amortized cost basis of the AFS debt security and deducted from the allowance in the period in which the financial assets are deemed uncollectible. The Company elected to reverse accrued interest deemed uncollectible as a reversal of interest income. In instances where the Company collects cash that it has previously written off, the recovery will be recognized through earnings.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the financial statements on a trade-date basis.

Units in AB are carried on the equity method and reported in Other invested assets with equity in earnings reported in Net investment income (loss).

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity and interest rate futures and equity options, all of which may be exchange-traded or contracted in the OTC market. All derivative positions are carried in the balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the balance sheets either as assets within “other invested assets” or as liabilities within “other liabilities.” The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk. All changes in the fair value of the Company’s freestanding derivative positions, including net receipts and payments, are included in “net derivative gains (losses)” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and the allowance for credit losses. The Company calculates the allowance for credit losses in accordance with the CECL model in order to provide for the risk of credit losses in the lending process. Prior to the adoption of CECL on January 1, 2020, mortgage loans were stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances were based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan was collateral dependent. For commercial mortgage loans, an allowance for credit loss was typically recommended when management believed it was probable that principal and interest would not be collected according to the contractual terms.

Expected credit losses for loans with similar risk characteristics are estimated on a collective (i.e., pool) basis in order to meet CECL’s risk of loss concept which requires the Company to consider possibilities of loss, even if remote.

For collectively evaluated mortgages, the Company estimates the allowance for credit losses based on the amortized cost basis of its mortgages over their expected life using a PD / LGD model. The PD/LGD model incorporates the Company’s reasonable and supportable forecast of macroeconomic information over a specified period. The length of the reasonable and supportable forecast period is reassessed on a quarterly basis and may be adjusted as appropriate over time to be consistent with macroeconomic conditions and the environment as of the reporting date. For periods beyond the reasonable and supportable forecast period, the model reverts to historical loss information. The PD and LGD are estimated at the loan-level based on loans’ current and forecasted risk characteristics as well as macroeconomic forecasts. The PD is estimated using both macroeconomic conditions as well as individual loan risk characteristics including LTV ratios, DSC ratios, seasoning, collateral type, geography, and underlying credit. The LGD is driven primarily by the type and value of collateral, and secondarily by expected liquidation costs and time to recovery.

For individually evaluated mortgages, the Company continues to recognize a valuation allowance on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value.

The CECL model is configured to the Company’s specifications and takes into consideration the detailed risk attributes of each discrete loan in the mortgage portfolio which include, but are not limited to the following:

•	LTV ratio — Derived from current loan balance divided by the fair market value of the property. An LTV ratio in excess of 100% indicates an underwater mortgage.

•	DSC ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•	Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•	Other — Any other factors such as maturity, borrower/tenant related issues, payment status, property condition, or current economic conditions may call into question the performance of the loan.

Mortgage loans that do not share similar risk characteristics with other loans in the portfolio are individually evaluated quarterly by the Company’s IUS Committee. The allowance for credit losses on these individually evaluated mortgages is a loan-specific reserve as a result of the loan review process that is recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral. The individually assessed allowance for mortgage loans can increase or decrease from period to period based on such factors.

Individually assessed loans may include, but are not limited to, mortgages that have deteriorated in credit quality such as a TDR and reasonably expected TDRs, mortgages for which foreclosure is probable, and mortgages which have been classified as “potential problem” or “problem” loans within the Company’s IUS Committee processes as described below.

Within the IUS process, commercial mortgages 60 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgage loans. Based on its monthly monitoring of mortgages, a class of potential problem mortgage loans are also identified, consisting of mortgage loans not currently classified as problem mortgage loans but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being modified. The decision whether to classify a performing mortgage loan as a potential problem involves judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

Individually assessed mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is not probable. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. The Company charges off loan balances and accrued interest that are deemed uncollectible.

The components of amortized cost for mortgage loans on the balance sheets excludes accrued interest amounts because the Company presents accrued interest receivables within other assets. Once mortgage loans are placed on nonaccrual status, the Company reverses accrued interest receivable against interest income. Since the nonaccrual policy results in the timely reversal of accrued interest receivable, the Company does not record an allowance for credit losses on accrued interest receivable.

Net Investment Income (Loss), Investment Gains (Losses), Net, and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the allowance for credit losses are included in investment gains (losses), net.

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to insurance liability loss recognition, DAC and URR related to UL policies, and investment-type products.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

See Note 6 of the Notes to these Financial Statements for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to UL and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from group health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves including URR net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, changes in embedded derivatives and the reserve of products that have indexed features such as IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in equity as of the balance sheet date.

A significant assumption in the amortization of DAC relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a RTM approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. As of December 31, 2021, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (5.8% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.8% net of product weighted average Separate Accounts fees) and 0.0% (-1.2% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

DAC associated with traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as premiums ceded (assumed); and amounts due from reinsurers (amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, policy charges and fee income, and policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other income or other operating costs and expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.5% to 4.5% of life insurance liabilities and a rate of 0.25% for retained annuity liabilities.

Liabilities for unpaid claims and claim adjustment expenses are established for the Company’s employee benefits products which include the following Group products: long-term and short-term disability, life insurance, vision, dental, critical Illness, and accident. Unpaid claim and claim adjustment expenses consist of (i) claim reserves for known claims that are unpaid as of the balance sheet date; (ii) Incurred But Not Reported reserves for claims where the insured event occurred but has not yet been reported to the Company or the insured has not yet satisfied elimination period to be eligible for the benefits; and (iii) claim adjustment expense reserves for settling the claim run-out. The Company determines Incurred But Not Reported reserves and reviews the claim reserves for the long-term disability claims provided by a reinsurer managing the claims on the Company’s behalf. The claim adjustment expense reserves are set based on the Company’s anticipated cost associated with claim administration expenses on the run-out of business.

For long-term disability (“LTD”) the claim reserves for the reported claims are calculated as the present value of the net monthly LTD benefits (Social Security and other offsets may be estimated if unknown) and the best estimate probabilities of the claimant remaining disabled for a given benefit payment which are based on a termination rates table adjusted for experience. Should the offsets be estimated, they are estimated using the claimant’s salary, duration of disability and the probability of the offset award.

The disability termination rates vary based on the insured’s age at disability, gender, elimination period, the duration of disability, social security status and the number of months remaining in the benefit period. The rates account for the probabilities of both recovery and death. The reserves vary with plan provisions such as monthly benefit, offsets, own occupation period, benefit duration, cost of living adjustment (“COLA”), and minimum and maximum benefits. The discount rate assumptions for these liabilities are set annually and are based on projected investment returns for the asset portfolios. The interest rate is locked in for each claimant based on the year of disability.

For long-term disability, critical illness, and group accident the incurred but not reported reserves are determined using the expected loss ratio method, where the expected loss ratio is applied to the premiums to determine ultimate liabilities. For dental and vision the incurred but not reported reserves are determined using completion factors, where these factors complete paid-to-date claims to the ultimate liability based on past experience. For short-term disability and group life the incurred but not reported reserves are determined using a combination of expected loss ratio and completion factor methods.

The Company has issued and continues to offer certain variable annuity products with GMDB and/or contain a GMLB (collectively, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. These reserves are recorded within future policy benefits and other policyholders’

liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

For products that have a GMIB feature with no-lapse guarantee rider (“GMIBNLG”), the GMIBNLG is considered an embedded derivative and are discussed further under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income, major medical, and group business. At December 31, 2021, the Company established premium deficiency reserves of $10 million due to higher losses on our employee benefits products. The Company had no premium deficiency reserves at December 31, 2020.

Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses has been exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. If needed, we accrue for these PFBL using a dynamic approach that changes over time as the projection of future losses change. As of December 31, 2021, no PFBL reserve was required.

URR primarily relates to the variable and universal life products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and are generally amortized over the expected life of the contract in proportion to the product’s estimated gross profits, consistent with DAC.

As a member of the FHLB, the Company has access to collateralized borrowings. Collateralized borrowings require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral, and are reported in policyholders’ account balances in the balance sheets. The Company had no collateralized borrowings outstanding at December 31, 2021 or 2020.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Changes in the fair value of embedded and freestanding derivatives are reported in net derivative gains (losses). Embedded derivatives in direct contracts are reported in future policyholders’ benefits and other policyholders’ liabilities at fair value in the balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under Arizona Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the statements of income (loss).

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in the statements of income (loss). Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as trading securities, at fair value in the balance sheets.

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and DSI assets.

However, the Company updates its assumptions as needed in the event it becomes aware of economic conditions or events that could require a change in assumptions that it believes may have a significant impact to the carrying value of product liabilities and assets and consequently materially impact its earnings in the period of the change.

Our annual review in the third quarter of 2020 resulted in an immaterial increase in income (loss) from operations, before income taxes of $2 million and increased net income (loss) by $2 million.

In 2020, in addition to the annual review, the Company updated its assumptions in the first quarter due to the extraordinary economic conditions driven by the COVID-19 pandemic. The first quarter update included an update to the interest rate assumption to grade from the current interest rate environment to an ultimate five-year historical average over a 10-year period. As such, the 10-year U.S. Treasury yield grades from the current level to an ultimate 5-year average of 2.25%.

Impact of Assumption Updates

The net impact of assumption changes during 2021 was an increase in policy charges and fee income of $2 million, an increase in policyholders’ benefits of $10 million, and increased amortization of DAC of $4 million. This resulted in a decrease in income (loss) from operations, before income taxes of $12 million and decreased net income (loss) by $9 million.

The net impact of assumption changes during 2020 was a decrease in policy charges and fee income by $9 million, decreased policyholders’ benefits by $1 million, and increased amortization of DAC by $8 million. This resulted in a decrease in income (loss) from operations, before income taxes of $16 million and decreased net income (loss) by $13 million. The 2020 impacts related to assumption updates were primarily driven by the first quarter updates.

The net impact of assumption changes during 2019 was an increase in policy charges and fee income by $14 million, a decrease in policyholders’ benefits by $8 million, and increased amortization of DAC by $39 million. This resulted in a decrease in income (loss) from operations, before income taxes of $17 million and decreased net income (loss) by $14 million.

Model Changes

We updated our models in the third quarter of 2021 to better reflect our crediting rate strategy on indexed universal life products. This resulted in an increase in income (loss) from operations, before income taxes of $21 million and increased net income (loss) by $17 million.

There was no material impact from model changes during the years ended December 31, 2020 or 2019 to our income (loss) from continuing operations, before income taxes or net income (loss).

3)	INVESTMENTS

Fixed Maturities AFS

Accounting for credit impairments of fixed maturities classified as AFS has changed from a direct write-down, or OTTI approach to an allowance for credit loss model starting in 2020 upon adoption of CECL (see Note 2 of the Notes to these Financial Statements).

The components of fair value and amortized cost for fixed maturities classified as AFS on the balance sheets excludes accrued interest receivable because the Company elected to present accrued interest receivable within other assets. Accrued interest receivable on AFS fixed maturities as of December 31, 2021 was $20 million. There was no accrued interest written off for AFS fixed maturities for the years ended December 31, 2021 and 2020.

The following tables provide information relating to the Company’s fixed maturities classified as AFS. Comparative tables as of December 31, 2021 include OTTI, reported net of tax in OCI and in AOCI until realized.

AFS Fixed Maturities by Classification

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2021:
Fixed Maturities:
Corporate(1)	$2,237	$—	$135	$10	$2,362
U.S. Treasury, government and agency	66	—	1	1	66
States and political subdivisions	31	—	3	—	34
Asset-backed(2)	30	—	—	—	30
Commercial mortgage-backed	80	—	—	—	80
Redeemable preferred stock(3)	—	—	—	—	—

Total at December 31, 2021	$2,444	$—	$139	$11	$2,572

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)

December 31, 2020:
Fixed Maturities:
Corporate(1)	$2,082	$—	$242	$2	$2,322
U.S. Treasury, government and agency	61	—	2	—	63
States and political subdivisions	27	—	3	—	30
Asset-backed(2)	4	—	1	—	5
Commercial mortgage-backed	—	—	—	—	—
Redeemable preferred stock(3)	23	—	2	—	25

Total at December 31, 2020	$2,197	$—	$250	$2	$2,445

(1)	Corporate fixed maturities include both public and private issues.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities. and other asset types.
(3)	Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments (see Note 2 of the Notes to these Financial Statements).

The contractual maturities of AFS fixed maturities as of December 31, 2021 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of AFS Fixed Maturities

	Amortized Cost (Less Allowance for Credit Losses)	Fair Value
	(in millions)
December 31, 2021:
Contractual maturities:
Due in one year or less	$44	$44
Due in years two through five	572	604
Due in years six through ten	860	907
Due after ten years	858	907

Subtotal	2,334	2,462
Asset-backed	30	30
Commercial mortgage-backed	80	80

Total at December 31, 2021	$2,444	$2,572

The following table shows proceeds from sales, gross gains (losses) from sales and credit losses for AFS fixed maturities for the years ended December 31, 2021, 2020 and 2019:

Proceeds from Sales, Gross Gains (Losses) from Sales and Credit Losses for AFS Fixed Maturities

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Proceeds from sales	$302	$153	$101

Gross gains on sales	$8	$5	$1

Gross losses on sales	$(4)	$(4)	$(1)

Credit losses(1)	$—	$—	$—

(1)

Commencing with the Company’s adoption of ASU 2016-13 on January 1, 2020, credit losses on AFS debt securities were recognized as an allowance for credit losses. Prior to this, credit losses on AFS fixed maturities were recognized as OTTI.

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts.

AFS Fixed Maturities — Credit Loss Impairments

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Balance, beginning of period	$2	$2	$5
Previously recognized impairments on securities that matured, paid, prepaid or sold	—	—	(3)
Recognized impairments on securities impaired to fair value this period(1)	—	—	—
Credit losses recognized this period on securities for which credit losses were not previously recognized	—	—	—
Additional credit losses this period on securities previously impaired	—	—	—
Increases due to passage of time on previously recorded credit losses	—	—	—
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	—	—	—

Balance, end of period	$2	$2	$2

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI.

Net Unrealized Gains (Losses) on AFS Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2021	$248	$(111)	$37	$(36)	$138
Net investment gains (losses) arising during the period	(114)	—	—	—	(114)
Reclassification adjustment:
Included in net income (loss)	(4)	—	—	—	(4)
Other(1)	(2)	—	—	—	(2)
Impact of net unrealized investment gains (losses)	—	65	(9)	12	68

Net unrealized investment gains (losses) excluding credit losses	128	(46)	28	(24)	86
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—

Balance, December 31, 2021	$128	$(46)	$28	$(24)	$86

Balance, January 1, 2020	$101	$(53)	$12	$(12)	$48
Net investment gains (losses) arising during the period	148	—	—	—	148
Reclassification adjustment:
Included in net income (loss)	(1)	—	—	—	(1)
Impact of net unrealized investment gains (losses)	—	(58)	25	(24)	(57)

Net unrealized investment gains (losses) excluding credit losses	248	(111)	37	(36)	138
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—

Balance, December 31, 2020	$248	$(111)	$37	$(36)	$138

Balance, January 1, 2019	$(57)	$48	$(6)	$3	$(12)

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Net investment gains (losses) arising during the period	$158	$—	$—	$—	$158
Reclassification adjustment:
Included in net income (loss)	—	—	—	—	—
Impact of net unrealized investment gains (losses)	—	(101)	18	(15)	(98)

Net unrealized investment gains (losses) excluding credit losses	101	(53)	12	(12)	48
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—

Balance, December 31, 2019	$101	$(53)	$12	$(12)	$48

(1)	Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments (see Note 2 of the Notes to these Consolidated Financial Statements- Investments).

The following tables disclose the fair values and gross unrealized losses of the 119 issues as of December 31, 2021 and the 14 issues as of December 31, 2020 that are not deemed to have credit losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

AFS Fixed Maturities in an Unrealized Loss Position for Which No Allowance Is Recorded

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2021:
Fixed Maturities:
Corporate	$243	$4	$111	$6	$354	$10
U.S. Treasury, government and agency	45	1	2	—	47	1
Total at December 31, 2021	$288	$5	$113	$6	$401	$11

December 31, 2020:
Fixed Maturities:
Corporate	$52	$1	$3	$1	$55	$2

Total at December 31, 2020	$52	$1	$3	$1	$55	$2

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.1% of total corporate securities. The largest exposures to a single issuer of corporate securities held as of December 31, 2021 and 2020 were $27 million and $28 million, respectively, representing 3.8% and 3.5% of the equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the NAIC designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). As of December 31, 2021 and 2020, respectively, approximately $10 million and $26 million, or 0.4% and 1.2%, of the $2,444 million and $2,197 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $0 million and $1 million as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, respectively, the $6 million and $1 million of gross unrealized losses of twelve months or more were concentrated in corporate securities. In accordance with the policy described in Note 2 of the Notes to these Financial Statements, the Company concluded that an allowance for credit losses for these securities was not warranted at either December 31, 2021 or 2020. As of December 31, 2021 and 2020, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

Based on the Company’s evaluation both qualitatively and quantitatively of the drivers of the decline in fair value of fixed maturity securities as of December 31, 2021, the Company determined that the unrealized loss was primarily due to increases in credit spreads and changes in credit ratings.

Mortgage Loans on Real Estate

The Company held two commercial mortgage loans with a carrying value of $17 million at December 31, 2021 and 2020. The loans were issued prior to 2017 for apartment complex properties located in the Mid-Atlantic region. The loans were current as of December 31, 2021 and 2020 with LTV ratios between 0%-50% and DSC ratios greater than 2.0x.

Accrued interest receivable as of December 31, 2021 and 2020 was $0 million and no accrued interest was written off for the years ended December 31, 2021 and 2020. The allowance for credit losses was $0 million as of December 31, 2021 and 2020, with a change of $0 million for the years then ended.

As of December 31, 2021 and 2020, the Company had no loans for which foreclosure was probable included within the individually assessed mortgage loans, and accordingly had no associated allowance for credit losses.

Equity Method Investments

The following table presents the Company’s investment in 2.6 million units of AB (approximately 0.95% ownership) with a fair value of $0 million and $63 million at December 31, 2021 and 2020, respectively. The Company transferred the AB units to its parent in May 2021 as a return of capital. The Company’s investment in AB, an affiliate, is included in Other invested assets at December 31, 2020:

	Year Ended December 31,
	2021	2020
	(in millions)
Balance at January 1 ,	$63	$63
Equity in net income (loss)	3	8
Dividends received	(5)	(8)
Dividend to parent	(61)	—

Balance at December 31,	$—	$63

The tables below detail the condensed balance sheets and statements of income (loss) of AB and the Company’s equity investment and equity in income (loss) of AB.

	Year Ended December 31,
	2021	2020
	(in millions)
Balance Sheets:
Total Assets	$10,510	$9,698
Total Liabilities	5,928	5,484
Redeemable non-controlling interest	421	102
Total Partners Capital	4,161	4,112

	Year Ended December 31,
	2021	2020
	(in millions)
Total Liabilities and Partners Capital	$10,510	$9,698

Equitable America’s Equity investment in AB	$—	$63

	Year Ended December 31,
	2021	2020	2019
Statement of Income (loss)	(in millions)
Total Revenues	$4,442	$3,709	$3,518
Total Expenses	3,225	2,801	2,695
Net Income (Loss)	1,154	862	782

Equitable America’s Equity Income (loss) of AB	$3	$8	$7

Net Investment Income (Loss)

The following table breaks out net investment income (loss) by asset category:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Fixed maturities	$83	$74	$61
Mortgage loans on real estate	1	1	1
Other equity investments	3	—	—
Policy loans	3	3	3
Equity in income (loss) from AB	3	8	7
Other investment income	—	—	2

Gross investment income (loss)	93	86	74
Investment expenses	(3)	(3)	(3)

Net investment income (loss)	$90	$83	$71

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. The Company does not designate any derivatives as hedge accounting. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts can be used in these hedging programs, including exchange traded equity and interest rate futures contracts as well as equity options. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets.

Derivatives Utilized to Hedge Crediting Rate Exposure on MSO and IUL Products/Investment Options

The Company hedges crediting rates in the MSO that are in the variable life insurance products and IUL insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

The following table presents the gross notional amount and estimated fair value of the Company’s derivatives:

Derivative Instruments by Category

	December 31, 2021			December 31, 2020
	Fair Value			Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
	(in millions)
Derivatives:(1)
Equity contracts:
Futures	$295	$—	$—	$278	$—	$—
Options	59	8	5	59	13	10
Interest rate contracts:
Futures	120	—	—	—	—	—
Other contracts:
Margin	—	18	—	—	17	—
Collateral	—	—	3	—	—	3

Total:	474	26	8	337	30	13

Embedded derivatives:
MSO and IUL indexed features(2)	—	—	132	—	—	131

Total embedded derivatives	—	—	132	—	—	131

Total derivative instruments	$474	$26	$140	$337	$30	$144

(1)	Reported in other invested assets in the balance sheets.
(2)	Reported in policyholders’ account balances in the balance sheets.

The following table presents the effects of derivative instruments on the statements of income and comprehensive income (loss).

	Year Ended December 31,
	2021	2020	2019
	Net Derivatives Gain(Losses)(1)
	(in millions)
Derivatives:
Equity contracts:
Futures	$68	$25	$78
Options	3	3	18
Interest rate contracts:
Futures	1	—	—
Total:	72	28	96

Embedded Derivatives:
MSO and IUL indexed features	(73)	(44)	(92)

Total Embedded Derivatives	(73)	(44)	(92)

Total Derivatives	$(1)	$(16)	$4

(1)	Reported in net derivative gains (losses) in the statements of income (loss).

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based futures contracts as of December 31, 2021 and 2020 are exchange-traded and net settled daily in cash. As of December 31, 2021 and 2020, respectively, the Company had open exchange-traded futures positions on: (i) the S&P 500, Nasdaq, Russell 2000 and Emerging Market indices, having initial margin requirements of $14 million and $16 million and (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $3 million and $0 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. As of December 31, 2021 and 2020, respectively, the Company held $3 million and $3 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2021 and 2020:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

As of December 31, 2021

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$26	$8	$18	$—	$18
Other financial assets	1	—	1	—	1

Other invested assets	$27	$8	$19	$—	$19

Liabilities:
Derivative liabilities	$8	$8	$—	$—	$—
Other financial liabilities	42	—	42	—	42

Other liabilities	$50	$8	$42	$—	$42

(1)	Financial instruments sent (held).

Offsetting of Financial Assets and Liabilities and Derivative Instruments

As of December 31, 2020

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$30	$13	$17	$—	$17
Other financial instruments	65	—	65	—	65

Other invested assets	$95	$13	$82	$—	$82

Liabilities:
Derivative liabilities	$13	$13	$—	$—	$—
Other financial liabilities	72	—	72	—	72

Other liabilities	$85	$13	$72	$—	$72

(1)	Financial instruments sent (held).

5)	DAC

Changes in the DAC asset for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Balance, beginning of year	$477	$471	$555
Capitalization of commissions, sales and issue expenses	122	95	108
Amortization:
Impact of assumptions updates and model changes	(4)	(8)	(39)
All other	(21)	(23)	(53)

Total amortization	(25)	(31)	(92)
Change in unrealized investment gains and losses	63	(58)	(100)

Balance, end of year	$637	$477	$471

6)	FAIR VALUE DISCLOSURES

U.S. GAAP establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Fair value measurements are required on a non-recurring basis for certain assets only when an impairment or other events occur. As of December 31, 2021 and 2020, no assets or liabilities were required to be measured at fair value on a non-recurring basis.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

Fair Value Measurements as of December 31, 2021

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$2,351	$11	$2,362
U.S. Treasury, government and agency	—	66	—	66
States and political subdivisions	—	34	—	34
Asset-backed(2)	—	30	—	30
Commercial mortgage-backed	—	80	—	80
Redeemable preferred stock	—	—	—	—

Total fixed maturities, AFS	—	2,561	11	2,572
Other equity investments	—	23	—	23
Other invested assets:
Trading securities	1	—	—	1
Options	—	3	—	3

Total other invested assets	1	3	—	4
Cash equivalents	106	—	—	106
Separate Accounts assets	3,384	7	—	3,391

Total Assets	$3,491	$2,594	$11	$6,096

	Level 1	Level 2	Level 3	Total
	(in millions)
Liabilities:
MSO and IUL indexed features’ liability	$—	$132	$—	$132

Total Liabilities	$—	$132	$—	$132

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.

Fair Value Measurements as of December 31, 2020

	Level 1	Level 2	Level 3	Total

	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$2,308	$14	$2,322
U.S. Treasury, government and agency	—	63	—	63
States and political subdivisions	—	30	—	30
Asset-backed(2)	—	5	—	5
Redeemable preferred stock	2	23	—	25

Total fixed maturities, AFS	2	2,429	14	2,445
Other equity investments	—	—	—	—
Other invested assets:
Trading securities	1	—	—	1
Options	—	3	—	3

Total other invested assets	1	3	—	4
Cash equivalents	128	—	—	128
Separate Accounts assets	2,591	7	—	2,598

Total Assets	$2,722	$2,439	$14	$5,175

Liabilities:
MSO and IUL indexed features’ liability	$—	$131	$—	$131

Total Liabilities	$—	$131	$—	$131

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.

Public Fixed Maturities

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

Private Fixed Maturities

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

Freestanding Derivative Positions

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 of the Notes to these Financial Statements are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Level Classifications of the Company’s Financial Instruments

Financial Instruments Classified as Level 1

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Financial Instruments Classified as Level 2

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as IUL and the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

Financial Instruments Classified as Level 3

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

Transfers of Financial Instruments Between Levels 2 and 3

During the year ended December 31, 2021, there were no AFS fixed maturities transferred out of Level 3 and into Level 2 or AFS fixed maturities transferred out of Level 2 and into Level 3.

During the year ended December 31, 2020, fixed maturities with fair values of $5 million were were transferred from Level 2 into the Level 3 classification principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. These transfers in the aggregate represent approximately 0.6% of total equity as of December 31, 2020.

The tables below present reconciliations for all Level 3 assets and liabilities for the years ended December 31, 2021, 2020 and 2019, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions
	(in millions)
Balance, January 1, 2021	$14	$—
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	—	—
Investment gains (losses), net	—	—

Subtotal	—	—

Other comprehensive income (loss)	—	—
Purchases	1	—
Sales	(4)	—
Transfers into Level 3(1)	—	—
Transfers out of Level 3(1)	—	—

Balance, December 31, 2021	$11	$—

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period.	$—	$—

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period.	$—	$—

Balance, January 1, 2020	$10	$—
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	—	—
Investment gains (losses), net	—	—

Subtotal	—	—
Other comprehensive income (loss)	—	—
Purchases	—	—
Sales	(1)	—
Transfers into Level 3(1)	5	—
Transfers out of Level 3(1)	—	—

Balance, December 31, 2020	$14	$—

	Corporate	State and Political Subdivisions
(in millions)
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period.	$—	$—

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period.	$—	$—

Balance, January 1, 2019	$11	$1
Total gains (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	—	—
Investment gains (losses), net	—	—

Subtotal	—	—
Other comprehensive income (loss)	—	—
Purchases	—	—
Sales	(1)	(1)
Transfers into Level 3(1)	—	—
Transfers out of Level 3(1)	—	—

Balance, December 31, 2019	$10	$—

Balance, Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period.	$—	$—

Balance, Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period.	$—	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

Quantitative and Qualitative Information about Level 3 Fair Value Measurements

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2021 and 2020, respectively.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2021

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$9	Matrix pricing model	Spread over Benchmark	70 bps - 145 bps	104 bps

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2020

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$6	Matrix pricing model	Spread over benchmark	195 bps	195 bps

Level 3 Financial Instruments for which Quantitative Inputs are Not Available

Certain Privately Placed Debt Securities with Limited Trading Activity

Excluded from the tables above as of December 31, 2021 and 2020, respectively, are approximately $2 million and $8 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

•	The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Carrying Value of Financial Instruments Not Otherwise Disclosed in Note 3 and Note 4 of the Notes to these Financial Statements

The carrying values and fair values as of December 31, 2021 and 2020 for financial instruments not otherwise disclosed in Note 3 and Note 4 of the Notes to these Financial Statements are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2021:
Mortgage loans on real estate	$17	$—	$—	$18	$18
Policy loans	$238	$—	$—	$292	$292
Policyholders’ liabilities: Investment contracts	$120	$—	$—	$124	$124
December 31, 2020:
Mortgage loans on real estate	$17	$—	$—	$18	$18
Policy loans	$229	$—	$—	$291	$291
Policyholders’ liabilities: Investment contracts	$129	$—	$—	$142	$142

Mortgage Loans on Real Estate

Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

Policy Loans

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

Policyholder Liabilities — Investment Contracts and Separate Accounts Liabilities

The fair values for deferred annuities and certain annuities, which are included in policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as the Company’s association plans contracts, supplementary contracts not involving life contingencies, Access Accounts and Escrow Shield Plus product reserves are held at book value.

Financial Instruments Exempt from Fair Value Disclosure or Otherwise Not Required to be Disclosed

Exempt from Fair Value Disclosure Requirements

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, and pension and other postretirement obligations.

7)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB and GMIB Features

The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•	Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include an annual reset.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without NLG Rider Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without a NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the balance sheets in future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the balance sheets in amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and No NLG Feature

Year Ended December 31, 2021, 2020 and 2019

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)
Balance, January 1, 2019	$5	$(5)	$2	$(2)
Paid guarantee benefits	—	—	—	—
Other changes in reserve	—	—	—	—

Balance, December 31, 2019	5	(5)	2	(2)
Paid guarantee benefits	—	—	—	—
Other changes in reserve	(1)	1	(1)	1

Balance, December 31, 2020	4	(4)	1	(1)
Paid guarantee benefits	—	—	—	—
Other changes in reserve	1	(1)	—	—

Balance, December 31, 2021	$5	$(5)	$1	$(1)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features and the liability for MSO and IUL indexed features are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 6 of the Notes to these Financial Statements.

Account Values and Net Amount at Risk

Account Values and NAR for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2021 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features as of December 31, 2021

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions, except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$—	$—	$—	$—	$—
Separate Accounts	216	56	—	—	272

Total Account Values	$216	$56	$—	$—	$272

NAR, gross(1)	$—	$—	$—	$—	$—

NAR, net of amounts reinsured(1)	$—	$—	$—	$—	$—

Average attained age of policyholders (in years)	59.4	61.4	N/A	N/A	59.8
Percentage of policyholders over age 70	10.7%	13.3%	N/A	N/A	11.3%
Range of contractually specified interest rates	N/A	N/A	N/A	N/A	N/A

Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$—	$—	$—
Separate Accounts	—	—	270	—	270

Total Account Values	$—	$—	$270	$—	$270

NAR, gross(1)	$—	$—	$—	$—	$—

NAR, net of amounts reinsured(1)	$—	$—	$—	$—	$—

Average attained age of policyholders (in years)	N/A	N/A	64.1	N/A	64.1
Weighted average years remaining until annuitization	N/A	N/A	10.0	N/A	10.0
Range of contractually specified interest rates	N/A	N/A	—%	N/A	—%

(1)	Amounts reported for NAR are $0 as the values are less than $1 million at December 31, 2021.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through

Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2021		2020(1)
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$27	$5	$—	$—
Fixed income	6	2	—	—
Balanced	238	263	—	—
Other	1	—	—	—

Total	$272	$270	$—	$—

(1)	No investment in variable insurance trust mutual funds at December 31, 2020 due to the initial offering of Retirement Cornerstone in February 2021.

Hedging Programs for GMDB and GMIB Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Retirement Cornerstone series of variable annuity products. This program utilizes derivative contracts, such as exchange-traded equity and interest rate futures contracts as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on these products to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the NLG liabilities, reflected in future policy benefits and other policyholders’ liabilities in the balance sheets, is summarized in the table below.

	2020
	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance, January 1, 2019	$4	$(2)	$2
Paid guarantee benefits	—	—	—
Other changes in reserves	—	—	—

Balance, December 31, 2019	4	(2)	2
Paid guarantee benefits	—	—	—
Other changes in reserves	2	(1)	1

Balance, December 31, 2020	6	(3)	3
Paid guarantee benefits	—	—	—
Other changes in reserves	—	—	—

Balance, December 31, 2021	$6	$(3)	$3

8)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Direct premiums	$201	$149	$113
Reinsurance assumed	—	1	1
Reinsurance ceded	(44)	(44)	(47)

Premiums	$157	$106	$67

Direct charges and fee income	$333	$323	$307
Reinsurance ceded	(58)	(62)	(62)

Policy charges and fee income	$275	$261	$245

Direct policyholders’ benefits	$402	$360	$238
Reinsurance ceded	(163)	(176)	(131)

Policyholders’ benefits	$239	$184	$107

Direct interest credited to policyholders’ account balances	$139	$148	$154
Reinsurance ceded	(57)	(58)	(70)

Interest credited to policyholders’ account balances	$82	$90	$84

Ceded Reinsurance

In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2021, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to die policies. For amounts applied for in excess of those limits, reinsurance is ceded to Equitable Financial up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to die policies. For amounts issued in excess of these limits, reinsurance is typically obtained from unaffiliated third parties. These reinsurance arrangements obligate the reinsurers to pay a portion of any death claim in excess of the amount the Company retains in exchange for an agreed-upon premium.

Equitable America has a quota share arrangement with AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. The contract is now closed to new business.

Beginning in 2015, group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 9 of the Notes to these Financial Statements.

9)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into related party transactions that are described herein.

On May 14, 2021, the Company transferred its investment in AB to its parent EFS as a non-cash dividend (non-cash financing activity for purposes of cash flow), which subsequently distributed such units to Holdings. The units were transferred at their carrying value of $61 million.

Under Equitable America’s service agreement with Equitable Financial, personnel services, employee benefits, facilities, supplies and equipment are provided to Equitable America to conduct its business. The associated costs related to the service agreement are allocated to Equitable America based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support Equitable America. As a result of such allocations, Equitable America incurred expenses of $132 million, $133 million, and $133 million during 2021, 2020, and 2019, respectively.

Equitable America incurred distribution fee charges from Equitable Network, LLC of $136 million, $90 million, and $106 million in 2021, 2020, and 2019, respectively, and from Equitable Distributors, LLC of $59 million, $55 million, and $52 million in 2021, 2020, and 2019, respectively, for distributing Equitable America’s products.

In addition to the Equitable Financial service agreement, Equitable America has various other service and investment advisory agreements with AB. The amount of expenses incurred by Equitable America related to these agreements were $2 million, $2 million, and $2 million for 2021, 2020, and 2019, respectively.

Equitable America cedes a portion of its life business through excess of retention treaties to Equitable Financial on a yearly renewal term basis and reinsured the no-lapse guarantee riders through EQ AZ Life Re Company on a 90% first dollar quota share basis. The letter of credit amount as of December 31, 2021 was $45 million and is guaranteed by Holdings. Premiums earned from the above mentioned affiliated reinsurance transactions during 2021, 2020 and 2019, were $7 million, $6 million and $5 million, respectively. There were no claims ceded for any of the years.

10)	SHARE-BASED COMPENSATION PROGRAMS

Certain employees of Equitable Financial who perform services for the Company participate in various share-based payment arrangements sponsored by Equitable Financial or Holdings. The Company was allocated $3 million, $3 million, and $3 million of compensation costs, included in compensation and benefits in the statements of income (loss), for share-based payment arrangements during the years ended December 31, 2021, 2020, and 2019, respectively.

11)	INCOME TAXES

A summary of the income tax (expense) benefit in the statements of income (loss) follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Income tax (expense) benefit:
Current (expense) benefit	$—	$40	$(1)
Deferred (expense) benefit	5	(11)	14

Total	$5	$29	$13

The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21% . The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Expected income tax (expense) benefit	$4	$8	$12
Non-taxable investment income	1	1	1
Tax settlements/uncertain tax position release	—	8
Change in tax law	—	12

Income tax (expense) benefit	$5	$29	$13

On March 27 2020, in response to the COVID 19 pandemic, the Coronavirus AID, Relief, and Economic Security (CARES) Act was signed into law. Under the CARES Act, Net Operating Losses arising in tax years beginning after December 31, 2017 and before January 1, 2021 may be carried back five years. The impact on the Company’s financial statement was a tax benefit of $12 million.

During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2010 through 2013 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $8 million.

The components of the net deferred income taxes are as follows:

	December 31,
	2021		2020
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Net operating loss and credits	24	—	7	—
Reserves and reinsurance	193	—	189	—
DAC	—	66	—	43
Unrealized investment gains (losses)	—	27	—	52
Investments	—	131	—	128
Other	24	—	24	—

Total	$241	$224	$220	$223

The Company has Federal net operating loss carryforwards of $100 million and $23 million, for the years ending December 31, 2021 and 2020, respectively, which do not expire.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Balance at January 1,	$1	$4	$4
Additions for tax positions of prior years	—	—	—
Reductions for tax positions of prior years	—	(3)	—
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	—	—	—

Balance at December 31,	$1	$1	$4

Unrecognized tax benefits that, if recognized, would impact the effective rate	$1	$1	$4

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2021, tax years 2014 and subsequent remain subject to examination by the IRS.

12)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in net income (loss). The balances as of December 31, 2021, 2020, and 2019 follow:

	December 31,
	2021	2020
	(in millions)
Unrealized gains (losses) on investments	$86	$138

Accumulated other comprehensive income (loss)	$86	$138

The components of OCI, net of taxes for the years ended December 31, 2021, 2020 and 2019, follow:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period	$(90)	$117	$125
(Gains) losses reclassified into net income (loss) during the period(1)	(5)	(1)	—

Net unrealized gains (losses) on investments	(95)	116	125
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	43	(26)	(65)

Other comprehensive income (loss), net of adjustments (net of deferred income tax expense (benefit) of, $(13), $24, and $16)	(52)	90	60

Other comprehensive income (loss)	$(52)	$90	$60

(1)

See “Reclassification adjustment” in Note 3 of the Notes to these Financial Statements. Reclassification amounts presented net of income tax expense (benefit) of $1 million, $0 million, and $0 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and credit losses of AFS securities and are included in total investment gains (losses), net on the statements of income (loss). Amounts presented in the table above are net of tax.

13)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which Equitable America does business. These actions and proceedings involve, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. Equitable America, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on Equitable America’s financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

Guarantees and Other Commitments

The Company has no outstanding commitments under existing mortgage loan or mortgage loan commitment agreements at December 31, 2021.

14)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2021, 2020 and 2019, respectively, Equitable America’s statutory net income (loss) totaled $(44) million, $(20) million and $(30) million. Statutory surplus, Capital stock and AVR totaled $338 million and $457 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021, Equitable America, in accordance with various government and state regulations, had $7 million of securities on deposit with such government or state agencies.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of Arizona, Equitable America is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to EFS.

Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2022. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

On April 13, 2021, the Company was granted permission by the Arizona Department of Insurance and Financial Institutions to pay an extraordinary distribution of its 2.6 million AB units to its parent, EFS. On May 14, 2021, the Company recorded the transfer of the units as a return of capital at its carrying value of $61 million.

Intercompany Reinsurance

Equitable America reinsured the no lapse guarantee riders contained in certain variable and interest-sensitive life policies to EQ AZ Life Re. Equitable America receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re held letters of credit ($45 million at December 31, 2021 and 2020). These letters of credit were guaranteed by Holdings.

Prescribed and Permitted Accounting Practices

As of December 31, 2021 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the Arizona Department of Insurance and Financial Institutions and those prescribed by NAIC Accounting Practices and Procedures effective as of December 31, 2021.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with SAP and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein L.P. (“AllianceBernstein”) under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under GAAP; (g) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; (h) the fair valuing of all acquired assets and liabilities including intangible assets required for GAAP purchase accounting is not recognized in SAP; (i) reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under GAAP these reinsured amounts are reflected as an asset; (j) under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and (k) derivatives unrealized gains and losses recognized in surplus under SAP but in income under GAAP.

15)	UNPAID CLAIM AND CLAIM EXPENSES

The liability for unpaid claims and claim expenses as of December 31, 2021 and 2020 is as follows:

Liability for Unpaid Claims and Claim Expenses

	December 31
	2021	2020
	(in millions)
Gross Balance at January 1,	40	29
Less Reinsurance	15	12

Net Balance at January 1,	25	17

Incurred Claims (net) Related to:
Current Year	139	78
Prior Year	11	(3)

Total Incurred	150	75

Paid Claims (net) Related to:
Current Year	101	57
Prior Year	19	10

Total Paid	120	67

Net Balance at December 31,	55	25
Add Reinsurance	23	15

Gross Balance at December 31,	$78	$40

The table below presents incurred claims development as of December 31, 2021, net of reinsurance, cumulative claims frequency, and the total incurred but not reported liability (“IBNR”) for Equitable America’s long-term disability business:

	2021	2020	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$1	$2	$2	$2	$2		113
2018	4	4	4	5			191
2019	5	6	7				265
2020	9	10					371
2021	16					5	391

Cumulative LTD Incurred Claims	$35	$22	$13	$7	$2	$5

The table below presents incurred claims development as of December 31, 2020, net of reinsurance, cumulative claims frequency, and total IBNR for Equitable America’s long-term disability business:

	2020	2019	2018	2017	IBNR	Claim Frequency
Long-term Disability
Incurral Year
2017	$2	$2	$2	$2		113
2018	4	4	5			191
2019	6	7				265
2020	10				3	345

Cumulative LTD Incurred Claims	$22	$13	$7	$2	$3

The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

Equitable America discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the best estimate GAAP rates by year of incurral.

The following table reconciles the long-term disability net incurred claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2021 and 2020:

	December 31,
	2021	2020
	(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted LTD Incurred Claims, net of reinsurance	$35	$22
Subtract Cumulative LTD Paid Claims, net of reinsurance	(12)	(7)
Subtract Impact of LTD Discounting, net of reinsurance	(3)	(2)

LTD liabilities for unpaid claim and claim expense, net of reinsurance	20	13

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	20	13
Other short-duration contracts, net of reinsurance	35	12

Total liabilities for unpaid claim and claim expense, net of reinsurance	55	25

Reinsurance Recoverable on unpaid claims
Long-term disability	21	13
Other short-duration contracts	2	2

Total Reinsurance Recoverable	23	15

Total liability for unpaid claim and claim expense	$78	$40

16)	REVENUES FROM EXTERNAL CUSTOMERS

Revenue from external customers, by product, is shown in the table that follows:

	December 31,
	2021	2020	2019
	(in millions)
Individual Variable Annuity Products
Premiums	$—	$—	$—
Fees	2	—	—
Others	3	3	2

Total	$5	$3	$2

Life Insurance Products
Premiums	$—	$1	$1
Fees	310	284	262
Others	2	2	3

Total	$312	$287	$266

	December 31,
	2021	2020	2019
	(in millions)
Employee Benefit Products
Premiums	$157	$105	$66
Fees	—	—	—
Others	—	—	1

Total	$157	$105	$67

Other
Premiums	$—	$—	$—
Fees	—	—	—
Others	—	—	2

Total	$—	$—	$2

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2021

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed maturities, AFS:
U.S. government, agencies and authorities	$66	$66	$66
State, municipalities and political subdivisions	31	34	34
Public utilities	292	303	303
All other corporate bonds	1,945	2,059	2,059
Asset-backed	30	30	30
Commercial mortgage-backed	80	80	80

Total fixed maturities, AFS	2,444	2,572	2,572
Mortgage loans on real estate(2)	17	18	17
Policy loans	238	292	238
Other equity investments	21	23	23
Other invested assets	19	19	19

Total Investments	$2,739	$2,924	$2,869

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by credit loss allowance.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

SCHEDULE IV

REINSURANCE (1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2021
Life insurance in-force	$93,301	$18,697	$—	$74,604	—%

Premiums:
Life insurance and annuities	$85	$24	$—	$61	—%
Accident and health	116	20	—	96	—%

Total premiums	$201	$44	$—	$157	—%

2020
Life insurance in-force	$82,162	$22,785	$766	$60,143	1.3%

Premiums:
Life insurance and annuities	$77	$30	$1	$48	3.0%
Accident and health	72	14	—	58	—%

Total premiums	$149	$44	$1	$106	0.9%

2019
Life insurance in-force	$76,120	$24,343	$420	$52,197	0.8%

Premiums:
Life insurance and annuities	$71	$37	$1	$35	3.1%
Accident and health	42	10	—	32	—%

Total premiums	$113	$47	$1	$67	1.5%

(1)	Includes amounts related to the discontinued group life and health business.